2018 Annual Report

RiverSource® Retirement Advisor Variable Annuity

S-6471 CF (4/19)	Issued by: RiverSource Life Insurance Co. of New York

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your underlying funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from RiverSource Life Insurance Co. of New York (RiverSource Life of NY). Instead, the reports will be made available on a website, and you will be notified each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive fund shareholder reports and other communications from RiverSource Life of NY electronically by visiting ameriprise.com/e-delivery.

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, offered through RiverSource® Retirement Advisor Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions in the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions in the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2019

We have served as the auditor of one or more of the divisions in RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	1

Statements of Assets and Liabilities

December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$723,537	$522,011	$4,450,294	$4,474,765	$1,618,432
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	119	80	99	4,116	103
Receivable for share redemptions	691	400	4,309	3,688	1,394
Total assets	724,347	522,491	4,454,702	4,482,569	1,619,929

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	691	400	3,321	3,359	1,394
Contract terminations	—	—	988	329	—
Payable for investments purchased	119	80	99	4,116	103
Total liabilities	810	480	4,408	7,804	1,497
Net assets applicable to contracts in accumulation period	722,303	521,678	4,449,902	4,463,478	1,617,485
Net assets applicable to contracts in payment period	—	—	—	11,287	—
Net assets applicable to seed money	1,234	333	392	—	947
Total net assets	$723,537	$522,011	$4,450,294	$4,474,765	$1,618,432
(1) Investment shares	61,213	19,826	162,776	364,098	213,796
(2) Investments, at cost	$751,622	$360,734	$4,044,479	$5,557,489	$1,945,579

December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$240,438	$2,381,782	$1,752,457	$639,276	$3,465,682
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,426	181	—	896
Receivable for share redemptions	177	2,734	1,414	456	13,262
Total assets	240,615	2,385,942	1,754,052	639,732	3,479,840

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	177	1,926	1,396	456	3,065
Contract terminations	—	808	18	—	10,197
Payable for investments purchased	—	1,426	181	—	896
Total liabilities	177	4,160	1,595	456	14,158
Net assets applicable to contracts in accumulation period	240,438	2,381,642	1,752,165	639,276	3,465,185
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	140	292	—	497
Total net assets	$240,438	$2,381,782	$1,752,457	$639,276	$3,465,682
(1) Investment shares	25,203	130,010	102,603	63,864	267,620
(2) Investments, at cost	$218,105	$2,176,824	$1,461,213	$475,229	$3,877,182

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$647,307	$29,852,755	$394,464	$2,986,739	$17,146,583
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	51	25,713	132	1,295	323
Receivable for share redemptions	456	27,602	352	3,375	16,226
Total assets	647,814	29,906,070	394,948	2,991,409	17,163,132

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	456	27,195	352	2,813	15,959
Contract terminations	—	407	—	562	267
Payable for investments purchased	51	25,713	132	1,295	323
Total liabilities	507	53,315	484	4,670	16,549
Net assets applicable to contracts in accumulation period	647,222	29,677,163	392,856	2,986,505	17,024,026
Net assets applicable to contracts in payment period	—	175,392	—	—	122,157
Net assets applicable to seed money	85	200	1,608	234	400
Total net assets	$647,307	$29,852,755	$394,464	$2,986,739	$17,146,583
(1) Investment shares	333,663	1,182,756	76,595	150,998	369,857
(2) Investments, at cost	$642,355	$26,331,593	$471,354	$2,815,428	$9,011,048

December 31, 2018 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Assets
Investments, at fair value(1),(2)	$164,126	$21,438,031	$764,159	$7,015,733	$4,203,806
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,370	202	880	—
Receivable for share redemptions	260	18,544	703	6,229	6,266
Total assets	164,386	21,457,945	765,064	7,022,842	4,210,072

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	174	17,838	635	5,968	3,407
Contract terminations	86	706	68	261	2,859
Payable for investments purchased	—	1,370	202	880	—
Total liabilities	260	19,914	905	7,109	6,266
Net assets applicable to contracts in accumulation period	163,858	21,257,936	763,194	6,970,589	4,195,925
Net assets applicable to contracts in payment period	—	180,095	—	45,144	7,880
Net assets applicable to seed money	268	—	965	—	1
Total net assets	$164,126	$21,438,031	$764,159	$7,015,733	$4,203,806
(1) Investment shares	18,930	909,162	84,907	429,622	515,172
(2) Investments, at cost	$178,434	$11,642,790	$823,041	$6,110,652	$5,443,595

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	3

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$10,664,758	$7,840,784	$6,178,382	$17,104,457	$3,507,320
Dividends receivable	1,721	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	571	244	24	143	77
Receivable for share redemptions	8,666	8,240	8,041	53,255	2,795
Total assets	10,675,716	7,849,268	6,186,447	17,157,855	3,510,192

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,662	6,710	4,953	14,071	2,647
Contract terminations	4	1,530	3,088	39,184	148
Payable for investments purchased	571	244	24	143	77
Total liabilities	9,237	8,484	8,065	53,398	2,872
Net assets applicable to contracts in accumulation period	10,646,429	7,796,677	6,158,836	17,020,487	3,507,163
Net assets applicable to contracts in payment period	18,029	44,105	19,546	83,969	—
Net assets applicable to seed money	2,021	2	—	1	157
Total net assets	$10,666,479	$7,840,784	$6,178,382	$17,104,457	$3,507,320
(1) Investment shares	10,664,758	1,266,686	888,976	1,695,189	220,033
(2) Investments, at cost	$10,664,553	$8,504,433	$7,588,842	$17,760,040	$2,000,423

December 31, 2018 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$23,996,757	$2,989,967	$534,803	$3,050,084	$1,725,140
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	7,688	5	—	660	498
Receivable for share redemptions	75,316	2,494	453	2,923	1,368
Total assets	24,079,761	2,992,466	535,256	3,053,667	1,727,006

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	20,294	2,490	453	2,923	1,368
Contract terminations	55,022	4	—	—	—
Payable for investments purchased	7,688	5	—	660	498
Total liabilities	83,004	2,499	453	3,583	1,866
Net assets applicable to contracts in accumulation period	23,996,554	2,989,095	533,726	3,025,680	1,725,119
Net assets applicable to contracts in payment period	—	—	—	24,028	—
Net assets applicable to seed money	203	872	1,077	376	21
Total net assets	$23,996,757	$2,989,967	$534,803	$3,050,084	$1,725,140
(1) Investment shares	1,225,575	323,589	56,834	125,518	88,423
(2) Investments, at cost	$19,854,415	$3,093,073	$569,445	$1,709,434	$1,126,627

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Assets
Investments, at fair value(1),(2)	$3,722,278	$782,179	$1,455,367	$3,341,739	$642,320
Dividends receivable	—	—	—	—	1,637
Accounts receivable from RiverSource Life of NY for contract purchase payments	965	12	335	59	931
Receivable for share redemptions	3,433	650	1,094	7,370	488
Total assets	3,726,676	782,841	1,456,796	3,349,168	645,376

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,430	646	1,094	2,510	489
Contract terminations	3	4	—	4,860	—
Payable for investments purchased	965	12	335	59	2,567
Total liabilities	4,398	662	1,429	7,429	3,056
Net assets applicable to contracts in accumulation period	3,692,387	781,907	1,454,090	3,331,195	642,320
Net assets applicable to contracts in payment period	29,891	—	973	10,543	—
Net assets applicable to seed money	—	272	304	1	—
Total net assets	$3,722,278	$782,179	$1,455,367	$3,341,739	$642,320
(1) Investment shares	292,632	36,229	69,171	326,661	185,107
(2) Investments, at cost	$3,627,795	$601,308	$923,323	$3,370,388	$1,217,664

December 31, 2018 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$508,995	$4,817,019	$1,007,434	$5,808,133	$1,479,117
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	12	2	68	1,206	858
Receivable for share redemptions	428	6,262	897	5,766	1,178
Total assets	509,435	4,823,283	1,008,399	5,815,105	1,481,153

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	428	3,765	897	4,483	1,157
Contract terminations	—	2,497	—	1,283	21
Payable for investments purchased	12	2	68	1,206	858
Total liabilities	440	6,264	965	6,972	2,036
Net assets applicable to contracts in accumulation period	508,061	4,816,934	1,006,366	5,808,133	1,479,071
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	934	85	1,068	—	46
Total net assets	$508,995	$4,817,019	$1,007,434	$5,808,133	$1,479,117
(1) Investment shares	71,288	893,696	102,904	203,794	79,309
(2) Investments, at cost	$602,881	$6,232,497	$1,112,483	$4,310,671	$782,365

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	5

Statements of Assets and Liabilities

December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$843,214	$2,370,327	$621,366	$6,701,065	$25,491,607
Dividends receivable	—	—	—	25,295	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	639	18	54	613	12,244
Receivable for share redemptions	677	2,036	584	6,296	22,383
Total assets	844,530	2,372,381	622,004	6,733,269	25,526,234

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	673	2,018	584	5,478	21,467
Contract terminations	4	18	—	818	916
Payable for investments purchased	639	18	54	25,908	12,244
Total liabilities	1,316	2,054	638	32,204	34,627
Net assets applicable to contracts in accumulation period	837,461	2,369,439	620,532	6,694,587	25,464,389
Net assets applicable to contracts in payment period	5,452	—	—	6,478	25,969
Net assets applicable to seed money	301	888	834	—	1,249
Total net assets	$843,214	$2,370,327	$621,366	$6,701,065	$25,491,607
(1) Investment shares	36,004	237,270	51,395	751,240	814,168
(2) Investments, at cost	$666,838	$2,389,424	$687,551	$6,969,501	$24,915,449

December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$969,120	$1,603,574	$235,255	$4,187,199	$3,502,419
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	160	—	578	110
Receivable for share redemptions	716	1,207	173	4,264	4,027
Total assets	969,836	1,604,941	235,428	4,192,041	3,506,556

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	716	1,207	173	3,679	2,637
Contract terminations	—	—	—	585	1,390
Payable for investments purchased	—	160	—	578	110
Total liabilities	716	1,367	173	4,842	4,137
Net assets applicable to contracts in accumulation period	969,120	1,603,574	235,255	4,186,575	3,450,103
Net assets applicable to contracts in payment period	—	—	—	—	52,316
Net assets applicable to seed money	—	—	—	624	—
Total net assets	$969,120	$1,603,574	$235,255	$4,187,199	$3,502,419
(1) Investment shares	50,449	53,631	12,349	393,164	233,495
(2) Investments, at cost	$761,800	$1,556,628	$222,194	$4,448,039	$3,920,444

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$2,239,287	$7,234,598	$5,944,090	$200,025	$336,089
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	465	1,828	369	—	—
Receivable for share redemptions	2,061	5,973	4,544	180	265
Total assets	2,241,813	7,242,399	5,949,003	200,205	336,354

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,061	5,970	4,492	180	265
Contract terminations	—	3	52	—	—
Payable for investments purchased	465	1,828	369	—	—
Total liabilities	2,526	7,801	4,913	180	265
Net assets applicable to contracts in accumulation period	2,238,447	7,233,548	5,907,736	199,001	336,089
Net assets applicable to contracts in payment period	—	—	36,354	—	—
Net assets applicable to seed money	840	1,050	—	1,024	—
Total net assets	$2,239,287	$7,234,598	$5,944,090	$200,025	$336,089
(1) Investment shares	151,919	495,520	461,140	23,560	32,410
(2) Investments, at cost	$2,384,541	$8,666,221	$6,899,087	$220,285	$385,804

December 31, 2018 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Assets
Investments, at fair value(1),(2)	$3,841,115	$284,520	$648,376	$4,539,620	$1,401,525
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,952	100	—	2,378	294
Receivable for share redemptions	2,995	214	800	4,469	1,255
Total assets	3,846,062	284,834	649,176	4,546,467	1,403,074

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,943	214	581	3,522	1,107
Contract terminations	52	—	219	947	148
Payable for investments purchased	1,952	100	—	2,378	294
Total liabilities	4,947	314	800	6,847	1,549
Net assets applicable to contracts in accumulation period	3,841,115	284,520	647,503	4,539,437	1,381,215
Net assets applicable to contracts in payment period	—	—	—	—	20,310
Net assets applicable to seed money	—	—	873	183	—
Total net assets	$3,841,115	$284,520	$648,376	$4,539,620	$1,401,525
(1) Investment shares	255,563	4,978	69,419	282,666	63,303
(2) Investments, at cost	$3,837,114	$229,613	$764,652	$4,187,902	$1,546,606

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	7

Statements of Assets and Liabilities

December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
Assets
Investments, at fair value(1),(2)	$2,908,906	$587,821	$419,752	$3,078,762	$739,671
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	484	187	8	145	—
Receivable for share redemptions	2,325	420	403	2,954	538
Total assets	2,911,715	588,428	420,163	3,081,861	740,209

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,272	420	374	2,952	538
Contract terminations	53	—	29	2	—
Payable for investments purchased	484	187	8	145	—
Total liabilities	2,809	607	411	3,099	538
Net assets applicable to contracts in accumulation period	2,880,349	587,821	418,973	3,076,673	739,671
Net assets applicable to contracts in payment period	28,408	—	—	—	—
Net assets applicable to seed money	149	—	779	2,089	—
Total net assets	$2,908,906	$587,821	$419,752	$3,078,762	$739,671
(1) Investment shares	89,477	123,233	50,623	86,506	11,743
(2) Investments, at cost	$2,823,038	$599,153	$519,166	$3,235,132	$495,720

December 31, 2018 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$744,917	$794,042	$957,733	$2,749,146	$288,541
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	21	1	133	734	5
Receivable for share redemptions	1,365	537	695	2,258	259
Total assets	746,303	794,580	958,561	2,752,138	288,805

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	665	537	694	2,230	259
Contract terminations	700	—	1	28	—
Payable for investments purchased	21	1	133	734	5
Total liabilities	1,386	538	828	2,992	264
Net assets applicable to contracts in accumulation period	744,023	794,042	957,733	2,747,238	287,258
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	894	—	—	1,908	1,283
Total net assets	$744,917	$794,042	$957,733	$2,749,146	$288,541
(1) Investment shares	60,909	70,960	37,353	83,637	24,853
(2) Investments, at cost	$783,722	$465,845	$1,292,483	$2,317,672	$303,951

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Assets
Investments, at fair value(1),(2)	$2,996,597	$1,519,153	$4,919,892	$1,157,510	$1,583,792
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	472	273	121	121	83
Receivable for share redemptions	2,428	1,057	5,414	938	2,004
Total assets	2,999,497	1,520,483	4,925,427	1,158,569	1,585,879

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,297	1,057	3,963	898	1,329
Contract terminations	131	—	1,451	40	675
Payable for investments purchased	472	273	121	121	83
Total liabilities	2,900	1,330	5,535	1,059	2,087
Net assets applicable to contracts in accumulation period	2,996,597	1,519,153	4,910,577	1,157,510	1,582,559
Net assets applicable to contracts in payment period	—	—	8,059	—	—
Net assets applicable to seed money	—	—	1,256	—	1,233
Total net assets	$2,996,597	$1,519,153	$4,919,892	$1,157,510	$1,583,792
(1) Investment shares	172,416	95,484	170,474	117,276	151,995
(2) Investments, at cost	$3,002,111	$1,506,247	$4,659,355	$1,097,480	$1,739,404

December 31, 2018 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Assets
Investments, at fair value(1),(2)	$661,436	$144,489	$5,852,906	$11,113,552	$3,256,903
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	579	—	3,394	56	3,732
Receivable for share redemptions	519	128	5,054	13,988	2,770
Total assets	662,534	144,617	5,861,354	11,127,596	3,263,405

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	519	128	5,051	8,955	2,770
Contract terminations	—	—	3	5,033	—
Payable for investments purchased	579	—	3,394	56	3,732
Total liabilities	1,098	128	8,448	14,044	6,502
Net assets applicable to contracts in accumulation period	661,324	143,304	5,851,436	11,096,048	3,255,436
Net assets applicable to contracts in payment period	—	—	—	16,844	—
Net assets applicable to seed money	112	1,185	1,470	660	1,467
Total net assets	$661,436	$144,489	$5,852,906	$11,113,552	$3,256,903
(1) Investment shares	58,534	16,144	155,953	2,315,323	162,601
(2) Investments, at cost	$633,807	$153,856	$5,786,903	$12,223,125	$3,668,381

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	9

Statements of Assets and Liabilities

December 31, 2018 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$4,512,671	$160,572	$1,857,952	$750,249	$236,778
Dividends receivable	—	—	4,763	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	29	152	7	159	—
Receivable for share redemptions	6,429	137	7,797	536	182
Total assets	4,519,129	160,861	1,870,519	750,944	236,960

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,684	137	1,675	536	182
Contract terminations	2,745	—	6,122	—	—
Payable for investments purchased	29	152	4,770	159	—
Total liabilities	6,458	289	12,567	695	182
Net assets applicable to contracts in accumulation period	4,511,942	159,264	1,834,792	750,064	236,778
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	729	1,308	23,160	185	—
Total net assets	$4,512,671	$160,572	$1,857,952	$750,249	$236,778
(1) Investment shares	449,022	14,611	177,285	22,449	26,397
(2) Investments, at cost	$4,875,701	$181,406	$1,919,526	$630,868	$260,701

December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$1,550,120	$443,815	$562,366	$43,028,105	$42,066,559
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	322	270	215	9,191	28,126
Receivable for share redemptions	3,235	348	504	35,913	40,905
Total assets	1,553,677	444,433	563,085	43,073,209	42,135,590

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,357	348	504	35,913	33,387
Contract terminations	1,878	—	—	—	7,518
Payable for investments purchased	322	270	215	9,191	28,126
Total liabilities	3,557	618	719	45,104	69,031
Net assets applicable to contracts in accumulation period	1,549,125	443,815	561,097	43,027,933	42,066,559
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	995	—	1,269	172	—
Total net assets	$1,550,120	$443,815	$562,366	$43,028,105	$42,066,559
(1) Investment shares	92,105	30,714	90,413	2,375,931	2,320,274
(2) Investments, at cost	$1,578,483	$526,180	$645,270	$32,502,496	$28,109,114

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$30,493,694	$30,595,283	$4,290,574	$7,917,723	$32,610,331
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	20,980	—	—	28	—
Receivable for share redemptions	27,623	36,747	3,519	6,771	39,800
Total assets	30,542,297	30,632,030	4,294,093	7,924,522	32,650,131

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	27,623	25,944	3,511	6,771	29,437
Contract terminations	—	10,803	8	—	10,363
Payable for investments purchased	20,980	—	—	28	—
Total liabilities	48,603	36,747	3,519	6,799	39,800
Net assets applicable to contracts in accumulation period	30,493,175	30,595,208	4,290,254	7,917,364	32,610,113
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	519	75	320	359	218
Total net assets	$30,493,694	$30,595,283	$4,290,574	$7,917,723	$32,610,331
(1) Investment shares	2,260,467	2,267,997	436,034	783,933	2,878,229
(2) Investments, at cost	$27,173,047	$25,968,276	$4,504,281	$8,223,949	$31,477,980

December 31, 2018 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$81,398,300	$494,859,366	$907,187,494	$408,203,747	$487,285,631
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,600	153,798	4,722	962
Receivable for share redemptions	77,191	652,374	826,401	389,219	685,139
Total assets	81,475,491	495,513,340	908,167,693	408,597,688	487,971,732

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	73,078	422,840	798,511	356,914	396,356
Contract terminations	4,113	229,534	27,890	32,305	288,783
Payable for investments purchased	—	1,600	153,798	4,722	962
Total liabilities	77,191	653,974	980,199	393,941	686,101
Net assets applicable to contracts in accumulation period	81,398,106	494,859,219	907,187,431	407,987,719	487,285,631
Net assets applicable to contracts in payment period	—	—	—	215,911	—
Net assets applicable to seed money	194	147	63	117	—
Total net assets	$81,398,300	$494,859,366	$907,187,494	$408,203,747	$487,285,631
(1) Investment shares	6,904,012	39,119,317	67,903,256	25,624,843	30,550,823
(2) Investments, at cost	$77,283,364	$455,802,733	$801,616,805	$321,598,673	$333,478,731

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	11

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$183,224,240	$153,087,004	$78,451,396	$89,481,187	$3,528,926
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	14,408	9,030	1,300	—	1,288
Receivable for share redemptions	159,307	122,373	86,927	85,811	2,690
Total assets	183,397,955	153,218,407	78,539,623	89,566,998	3,532,904

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	155,570	122,125	69,009	74,124	2,663
Contract terminations	3,737	248	17,918	11,687	27
Payable for investments purchased	14,408	9,030	1,300	—	1,288
Total liabilities	173,715	131,403	88,227	85,811	3,978
Net assets applicable to contracts in accumulation period	183,046,086	153,087,004	78,303,130	89,481,166	3,528,898
Net assets applicable to contracts in payment period	177,964	—	148,076	—	—
Net assets applicable to seed money	190	—	190	21	28
Total net assets	$183,224,240	$153,087,004	$78,451,396	$89,481,187	$3,528,926
(1) Investment shares	10,746,290	8,968,190	5,355,044	6,095,449	147,284
(2) Investments, at cost	$141,309,088	$101,327,489	$65,053,015	$67,273,268	$2,184,202

December 31, 2018 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$10,259,345	$85,131,640	$65,581,997	$7,597,166	$12,028,234
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	93	9,659	2,201	3,129	2,727
Receivable for share redemptions	8,861	71,923	56,841	6,294	9,800
Total assets	10,268,299	85,213,222	65,641,039	7,606,589	12,040,761

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,861	71,923	56,721	5,803	9,082
Contract terminations	—	—	120	491	718
Payable for investments purchased	93	9,659	2,201	3,129	2,727
Total liabilities	8,954	81,582	59,042	9,423	12,527
Net assets applicable to contracts in accumulation period	10,259,045	85,131,343	65,581,741	7,587,721	12,003,411
Net assets applicable to contracts in payment period	—	—	—	9,445	24,823
Net assets applicable to seed money	300	297	256	—	—
Total net assets	$10,259,345	$85,131,640	$65,581,997	$7,597,166	$12,028,234
(1) Investment shares	935,218	7,226,795	5,762,917	342,215	581,074
(2) Investments, at cost	$10,282,010	$85,169,332	$65,285,273	$9,452,765	$16,086,739

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$1,939,482	$1,624,665	$3,464,291	$352,008
Dividends receivable	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	728	1,562	50
Receivable for share redemptions	1,490	1,244	2,899	545
Total assets	1,940,972	1,626,637	3,468,752	352,603

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,387	1,243	2,899	305
Contract terminations	103	1	—	240
Payable for investments purchased	—	728	1,562	50
Total liabilities	1,490	1,972	4,461	595
Net assets applicable to contracts in accumulation period	1,939,482	1,608,062	3,463,074	351,063
Net assets applicable to contracts in payment period	—	16,537	—	—
Net assets applicable to seed money	—	66	1,217	945
Total net assets	$1,939,482	$1,624,665	$3,464,291	$352,008
(1) Investment shares	105,292	562,168	368,934	51,388
(2) Investments, at cost	$1,606,967	$2,372,917	$3,351,905	$394,229

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	13

Statements of Operations

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$10,781	$—	$38,326	$62,638	$34,470
Variable account expenses	7,545	6,652	44,995	51,466	19,289
Investment income (loss) — net	3,236	(6,652)	(6,669)	11,172	15,181

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,169	316,266	714,643	1,196,862	490,914
Cost of investments sold	11,602	189,576	555,837	1,197,912	467,801
Net realized gain (loss) on sales of investments	567	126,690	158,806	(1,050)	23,113
Distributions from capital gains	860	—	582,592	—	—
Net change in unrealized appreciation or depreciation of investments	(67,673)	(185,142)	(1,038,263)	(1,436,879)	(438,474)
Net gain (loss) on investments	(66,246)	(58,452)	(296,865)	(1,437,929)	(415,361)
Net increase (decrease) in net assets resulting from operations	$(63,010)	$(65,104)	$(303,534)	$(1,426,757)	$(400,180)

Year ended December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$3,795	$39,128	$2,261	$12,654	$32,821
Variable account expenses	2,563	29,704	18,790	6,473	40,256
Investment income (loss) — net	1,232	9,424	(16,529)	6,181	(7,435)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,501	1,085,481	777,507	157,528	1,000,324
Cost of investments sold	22,049	837,613	538,705	104,034	1,001,655
Net realized gain (loss) on sales of investments	5,452	247,868	238,802	53,494	(1,331)
Distributions from capital gains	19,623	206,236	201,871	49	166,973
Net change in unrealized appreciation or depreciation of investments	(72,874)	(847,749)	(409,998)	(130,517)	(489,066)
Net gain (loss) on investments	(47,799)	(393,645)	30,675	(76,974)	(323,424)
Net increase (decrease) in net assets resulting from operations	$(46,567)	$(384,221)	$14,146	$(70,793)	$(330,859)

Year ended December 31, 2018 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$12,364	$—	$—	$—	$—
Variable account expenses	5,884	326,150	4,007	33,809	214,248
Investment income (loss) — net	6,480	(326,150)	(4,007)	(33,809)	(214,248)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	101,055	3,247,477	49,479	369,343	2,616,887
Cost of investments sold	85,110	2,532,045	49,574	302,896	1,242,176
Net realized gain (loss) on sales of investments	15,945	715,432	(95)	66,447	1,374,711
Distributions from capital gains	63,981	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(108,223)	(2,565,369)	(66,960)	(371,798)	(1,942,932)
Net gain (loss) on investments	(28,297)	(1,849,937)	(67,055)	(305,351)	(568,221)
Net increase (decrease) in net assets resulting from operations	$(21,817)	$(2,176,087)	$(71,062)	$(339,160)	$(782,469)
See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Investment income
Dividend income	$—	$—	$32,503	$39,125	$229,622
Variable account expenses	2,187	242,515	7,208	86,258	47,748
Investment income (loss) — net	(2,187)	(242,515)	25,295	(47,133)	181,874

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,822	4,584,614	133,149	1,710,527	1,589,627
Cost of investments sold	13,324	2,361,685	139,354	1,237,419	2,004,242
Net realized gain (loss) on sales of investments	(502)	2,222,929	(6,205)	473,108	(414,615)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,351)	(3,520,530)	(83,146)	(2,481,594)	(87,695)
Net gain (loss) on investments	(15,853)	(1,297,601)	(89,351)	(2,008,486)	(502,310)
Net increase (decrease) in net assets resulting from operations	$(18,040)	$(1,540,116)	$(64,056)	$(2,055,619)	$(320,436)

Year ended December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$154,185	$510,756	$375,708	$423,387	$—
Variable account expenses	111,398	92,936	72,572	186,198	36,792
Investment income (loss) — net	42,787	417,820	303,136	237,189	(36,792)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,758,443	2,836,651	2,460,150	5,352,478	726,358
Cost of investments sold	4,758,378	2,877,402	2,868,408	5,539,036	367,443
Net realized gain (loss) on sales of investments	65	(40,751)	(408,258)	(186,558)	358,915
Distributions from capital gains	—	—	—	138,547	—
Net change in unrealized appreciation or depreciation of investments	(64)	(822,245)	(232,534)	(379,809)	(484,622)
Net gain (loss) on investments	1	(862,996)	(640,792)	(427,820)	(125,707)
Net increase (decrease) in net assets resulting from operations	$42,788	$(445,176)	$(337,656)	$(190,631)	$(162,499)

Year ended December 31, 2018 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$54,091	$18,121	$—	$—
Variable account expenses	246,448	31,287	6,267	40,901	21,591
Investment income (loss) — net	(246,448)	22,804	11,854	(40,901)	(21,591)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,202,060	944,817	337,270	572,244	751,780
Cost of investments sold	3,030,192	976,330	345,703	280,348	416,765
Net realized gain (loss) on sales of investments	1,171,868	(31,513)	(8,433)	291,896	335,015
Distributions from capital gains	—	—	17,324	—	—
Net change in unrealized appreciation or depreciation of investments	(2,485,344)	(25,491)	(71,479)	(416,899)	(605,952)
Net gain (loss) on investments	(1,313,476)	(57,004)	(62,588)	(125,003)	(270,937)
Net increase (decrease) in net assets resulting from operations	$(1,559,924)	$(34,200)	$(50,734)	$(165,904)	$(292,528)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	15

Statements of Operations

Year ended December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Investment income
Dividend income	$127,352	$—	$—	$95,128	$19,746
Variable account expenses	51,019	9,314	15,736	30,779	6,788
Investment income (loss) — net	76,333	(9,314)	(15,736)	64,349	12,958

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	879,475	319,288	235,017	549,429	161,947
Cost of investments sold	726,506	208,330	128,686	558,348	274,577
Net realized gain (loss) on sales of investments	152,969	110,958	106,331	(8,919)	(112,630)
Distributions from capital gains	—	—	—	3,026	—
Net change in unrealized appreciation or depreciation of investments	(1,052,708)	(226,932)	(314,584)	(35,744)	6,064
Net gain (loss) on investments	(899,739)	(115,974)	(208,253)	(41,637)	(106,566)
Net increase (decrease) in net assets resulting from operations	$(823,406)	$(125,288)	$(223,989)	$22,712	$(93,608)

Year ended December 31, 2018 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$20,350	$—	$—
Variable account expenses	5,628	51,601	10,494	62,562	16,478
Investment income (loss) — net	(5,628)	(51,601)	9,856	(62,562)	(16,478)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	224,946	2,034,308	97,400	1,520,496	423,547
Cost of investments sold	255,234	2,633,557	88,345	1,040,978	195,762
Net realized gain (loss) on sales of investments	(30,288)	(599,249)	9,055	479,518	227,785
Distributions from capital gains	—	33,332	3,293	—	—
Net change in unrealized appreciation or depreciation of investments	(20,474)	534,462	(218,404)	(550,125)	(343,471)
Net gain (loss) on investments	(50,762)	(31,455)	(206,056)	(70,607)	(115,686)
Net increase (decrease) in net assets resulting from operations	$(56,390)	$(83,056)	$(196,200)	$(133,169)	$(132,164)

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$22,981	$12,467	$257,946	$124,931
Variable account expenses	8,872	23,108	7,422	65,375	278,656
Investment income (loss) — net	(8,872)	(127)	5,045	192,571	(153,725)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	232,763	1,040,630	97,626	1,186,967	4,586,710
Cost of investments sold	162,314	1,055,043	103,061	1,185,124	3,866,358
Net realized gain (loss) on sales of investments	70,449	(14,413)	(5,435)	1,843	720,352
Distributions from capital gains	—	—	—	—	2,432,255
Net change in unrealized appreciation or depreciation of investments	(169,553)	9,970	(72,031)	(266,423)	(5,093,964)
Net gain (loss) on investments	(99,104)	(4,443)	(77,466)	(264,580)	(1,941,357)
Net increase (decrease) in net assets resulting from operations	$(107,976)	$(4,570)	$(72,421)	$(72,009)	$(2,095,082)

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$2,836	$11,003	$4,015	$153,828	$111,941
Variable account expenses	9,813	17,615	2,441	38,025	36,918
Investment income (loss) — net	(6,977)	(6,612)	1,574	115,803	75,023

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	119,499	233,914	49,949	592,834	1,114,689
Cost of investments sold	85,343	193,968	39,581	595,281	1,157,067
Net realized gain (loss) on sales of investments	34,156	39,946	10,368	(2,447)	(42,378)
Distributions from capital gains	66,811	177,358	—	7,191	—
Net change in unrealized appreciation or depreciation of investments	(201,574)	(503,579)	(56,172)	(270,541)	(341,869)
Net gain (loss) on investments	(100,607)	(286,275)	(45,804)	(265,797)	(384,247)
Net increase (decrease) in net assets resulting from operations	$(107,584)	$(292,887)	$(44,230)	$(149,994)	$(309,224)

Year ended December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Investment income
Dividend income	$112,466	$75,114	$91,491	$4,731	$1,870
Variable account expenses	25,527	81,037	63,444	1,940	3,655
Investment income (loss) — net	86,939	(5,923)	28,047	2,791	(1,785)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	210,060	1,259,338	1,298,482	28,376	9,568
Cost of investments sold	207,991	1,200,807	1,185,432	29,573	7,941
Net realized gain (loss) on sales of investments	2,069	58,531	113,050	(1,197)	1,627
Distributions from capital gains	—	1,279,214	829,722	—	56,047
Net change in unrealized appreciation or depreciation of investments	(214,923)	(2,472,764)	(1,726,479)	(17,110)	(90,555)
Net gain (loss) on investments	(212,854)	(1,135,019)	(783,707)	(18,307)	(32,881)
Net increase (decrease) in net assets resulting from operations	$(125,915)	$(1,140,942)	$(755,660)	$(15,516)	$(34,666)

Year ended December 31, 2018 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Investment income
Dividend income	$53,474	$—	$9,047	$77,803	$—
Variable account expenses	40,932	2,888	7,398	51,046	15,671
Investment income (loss) — net	12,542	(2,888)	1,649	26,757	(15,671)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,103,149	17,201	164,037	1,356,521	695,836
Cost of investments sold	783,974	11,088	171,515	943,938	647,471
Net realized gain (loss) on sales of investments	319,175	6,113	(7,478)	412,583	48,365
Distributions from capital gains	626,591	20,265	62,729	535,144	208,953
Net change in unrealized appreciation or depreciation of investments	(1,212,152)	(36,124)	(112,517)	(1,647,903)	(228,158)
Net gain (loss) on investments	(266,386)	(9,746)	(57,266)	(700,176)	29,160
Net increase (decrease) in net assets resulting from operations	$(253,844)	$(12,634)	$(55,617)	$(673,419)	$13,489

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	17

Statements of Operations

Year ended December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv(1)	Janus Henderson VIT Enter, Serv
Investment income
Dividend income	$62,198	$—	$8,454	$17,949	$981
Variable account expenses	32,692	6,123	4,269	13,002	7,887
Investment income (loss) — net	29,506	(6,123)	4,185	4,947	(6,906)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	780,054	110,816	105,526	146,000	214,139
Cost of investments sold	656,392	94,760	120,117	148,504	129,224
Net realized gain (loss) on sales of investments	123,662	16,056	(14,591)	(2,504)	84,915
Distributions from capital gains	24,397	79,023	18,655	430	45,520
Net change in unrealized appreciation or depreciation of investments	(756,531)	(123,952)	(33,301)	(156,370)	(123,716)
Net gain (loss) on investments	(608,472)	(28,873)	(29,237)	(158,444)	6,719
Net increase (decrease) in net assets resulting from operations	$(578,966)	$(34,996)	$(25,052)	$(153,497)	$(187)

(1) For the period April 27, 2018 (commencement of operations) to December 31, 2018.

Year ended December 31, 2018 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$19,862	$—	$19,902	$11,418	$4,069
Variable account expenses	7,998	7,572	10,265	30,462	3,703
Investment income (loss) — net	11,864	(7,572)	9,637	(19,044)	366

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	214,101	178,033	239,612	857,621	122,293
Cost of investments sold	222,426	94,667	279,761	599,351	112,437
Net realized gain (loss) on sales of investments	(8,325)	83,366	(40,149)	258,270	9,856
Distributions from capital gains	—	39,798	—	157,678	18,387
Net change in unrealized appreciation or depreciation of investments	(23,629)	(103,664)	(152,697)	(470,419)	(52,795)
Net gain (loss) on investments	(31,954)	19,500	(192,846)	(54,471)	(24,552)
Net increase (decrease) in net assets resulting from operations	$(20,090)	$11,928	$(183,209)	$(73,515)	$(24,186)

Year ended December 31, 2018 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Investment income
Dividend income	$11,481	$—	$43,247	$43,800	$—
Variable account expenses	31,252	14,431	54,290	12,908	16,154
Investment income (loss) — net	(19,771)	(14,431)	(11,043)	30,892	(16,154)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	849,514	284,314	1,911,518	506,738	484,787
Cost of investments sold	765,057	220,409	1,779,810	442,481	438,728
Net realized gain (loss) on sales of investments	84,457	63,905	131,708	64,257	46,059
Distributions from capital gains	202,902	249,606	19,771	—	346,933
Net change in unrealized appreciation or depreciation of investments	(238,112)	(328,858)	(120,158)	(222,097)	(253,971)
Net gain (loss) on investments	49,247	(15,347)	31,321	(157,840)	139,021
Net increase (decrease) in net assets resulting from operations	$29,476	$(29,778)	$20,278	$(126,948)	$122,867

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Investment income
Dividend income	$1,218	$—	$53,975	$591,465	$2,343
Variable account expenses	7,119	1,450	69,854	123,912	39,139
Investment income (loss) — net	(5,901)	(1,450)	(15,879)	467,553	(36,796)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	154,250	20,107	1,634,208	3,487,001	943,570
Cost of investments sold	121,673	20,215	1,283,881	3,664,095	834,249
Net realized gain (loss) on sales of investments	32,577	(108)	350,327	(177,094)	109,321
Distributions from capital gains	—	4,537	503,417	—	511,314
Net change in unrealized appreciation or depreciation of investments	(167,195)	(14,724)	(1,803,145)	(1,009,349)	(979,401)
Net gain (loss) on investments	(134,618)	(10,295)	(949,401)	(1,186,443)	(358,766)
Net increase (decrease) in net assets resulting from operations	$(140,519)	$(11,745)	$(965,280)	$(718,890)	$(395,562)

Year ended December 31, 2018 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$153,341	$2,230	$37,089	$—	$—
Variable account expenses	49,044	1,411	16,193	6,628	2,607
Investment income (loss) — net	104,297	819	20,896	(6,628)	(2,607)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,136,825	39,444	164,784	147,407	47,504
Cost of investments sold	1,163,389	37,507	168,362	100,182	43,049
Net realized gain (loss) on sales of investments	(26,564)	1,937	(3,578)	47,225	4,455
Distributions from capital gains	—	13,394	22,198	87,455	12,550
Net change in unrealized appreciation or depreciation of investments	(404,146)	(27,101)	(56,303)	(147,380)	(37,937)
Net gain (loss) on investments	(430,710)	(11,770)	(37,683)	(12,700)	(20,932)
Net increase (decrease) in net assets resulting from operations	$(326,413)	$(10,951)	$(16,787)	$(19,328)	$(23,539)

Year ended December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$10,838	$15,051	$—	$—
Variable account expenses	16,388	5,117	5,445	484,339	473,351
Investment income (loss) — net	(16,388)	5,721	9,606	(484,339)	(473,351)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	347,606	76,391	89,589	9,268,358	11,891,746
Cost of investments sold	357,467	78,941	91,913	6,231,950	7,186,148
Net realized gain (loss) on sales of investments	(9,861)	(2,550)	(2,324)	3,036,408	4,705,598
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	40,488	(128,046)	(104,170)	(7,075,792)	(8,520,875)
Net gain (loss) on investments	30,627	(130,596)	(106,494)	(4,039,384)	(3,815,277)
Net increase (decrease) in net assets resulting from operations	$14,239	$(124,875)	$(96,888)	$(4,523,723)	$(4,288,628)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	19

Statements of Operations

Year ended December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	385,729	358,019	25,376	41,047	369,723
Investment income (loss) — net	(385,729)	(358,019)	(25,376)	(41,047)	(369,723)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,781,655	13,229,764	380,604	192,162	13,183,605
Cost of investments sold	10,549,143	10,964,139	382,491	192,884	12,645,359
Net realized gain (loss) on sales of investments	1,232,512	2,265,625	(1,887)	(722)	538,246
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,236,397)	(3,265,928)	(230,840)	(341,877)	(1,365,311)
Net gain (loss) on investments	(1,003,885)	(1,000,303)	(232,727)	(342,599)	(827,065)
Net increase (decrease) in net assets resulting from operations	$(1,389,614)	$(1,358,322)	$(258,103)	$(383,646)	$(1,196,788)

Year ended December 31, 2018 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	891,140	5,316,673	10,064,752	4,590,164	5,379,802
Investment income (loss) — net	(891,140)	(5,316,673)	(10,064,752)	(4,590,164)	(5,379,802)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,017,717	34,682,789	63,613,298	57,348,275	111,360,849
Cost of investments sold	11,798,390	28,893,856	53,004,333	42,479,315	71,871,622
Net realized gain (loss) on sales of investments	1,219,327	5,788,933	10,608,965	14,868,960	39,489,227
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,883,655)	(47,539,880)	(67,508,291)	(39,105,295)	(68,555,735)
Net gain (loss) on investments	(3,664,328)	(41,750,947)	(56,899,326)	(24,236,335)	(29,066,508)
Net increase (decrease) in net assets resulting from operations	$(4,555,468)	$(47,067,620)	$(66,964,078)	$(28,826,499)	$(34,446,310)

Year ended December 31, 2018 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	2,079,775	1,700,493	898,445	995,215	39,343
Investment income (loss) — net	(2,079,775)	(1,700,493)	(898,445)	(995,215)	(39,343)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	37,165,919	43,413,467	15,828,865	25,186,467	1,093,686
Cost of investments sold	26,127,610	26,476,540	12,639,960	18,126,854	554,797
Net realized gain (loss) on sales of investments	11,038,309	16,936,927	3,188,905	7,059,613	538,889
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(24,881,281)	(28,501,903)	(6,614,285)	(10,945,874)	(1,071,776)
Net gain (loss) on investments	(13,842,972)	(11,564,976)	(3,425,380)	(3,886,261)	(532,887)
Net increase (decrease) in net assets resulting from operations	$(15,922,747)	$(13,265,469)	$(4,323,825)	$(4,881,476)	$(572,230)

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$—	$200,368	$13,465
Variable account expenses	79,787	638,949	539,387	87,829	134,548
Investment income (loss) — net	(79,787)	(638,949)	(539,387)	112,539	(121,083)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,686,657	3,791,607	2,502,969	2,115,001	3,863,417
Cost of investments sold	1,638,464	3,497,876	2,316,260	2,108,488	4,202,067
Net realized gain (loss) on sales of investments	48,193	293,731	186,709	6,513	(338,650)
Distributions from capital gains	—	—	—	1,121,809	3,532,955
Net change in unrealized appreciation or depreciation of investments	(317,380)	(4,541,419)	(2,686,185)	(2,993,818)	(3,021,150)
Net gain (loss) on investments	(269,187)	(4,247,688)	(2,499,476)	(1,865,496)	173,155
Net increase (decrease) in net assets resulting from operations	$(348,974)	$(4,886,637)	$(3,038,863)	$(1,752,957)	$52,072

Year ended December 31, 2018 (continued)		WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income		$20,355	$224,045	$—	$17,898
Variable account expenses		17,342	17,802	38,725	3,818
Investment income (loss) — net		3,013	206,243	(38,725)	14,080

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales		158,418	407,910	757,307	61,239
Cost of investments sold		116,908	416,858	571,407	63,256
Net realized gain (loss) on sales of investments		41,510	(8,948)	185,900	(2,017)
Distributions from capital gains		134,700	462,229	359,947	—
Net change in unrealized appreciation or depreciation of investments		(254,487)	(1,017,130)	(502,716)	(31,390)
Net gain (loss) on investments		(78,277)	(563,849)	43,131	(33,407)
Net increase (decrease) in net assets resulting from operations		$(75,264)	$(357,606)	$4,406	$(19,327)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$3,236	$(6,652)	$(6,669)	$11,172	$15,181
Net realized gain (loss) on sales of investments	567	126,690	158,806	(1,050)	23,113
Distributions from capital gains	860	—	582,592	—	—
Net change in unrealized appreciation or depreciation of investments	(67,673)	(185,142)	(1,038,263)	(1,436,879)	(438,474)
Net increase (decrease) in net assets resulting from operations	(63,010)	(65,104)	(303,534)	(1,426,757)	(400,180)

Contract transactions
Contract purchase payments	200,631	7,736	37,403	120,435	60,728
Net transfers(1)	8,421	(110,864)	(182,543)	(26,785)	(34,432)
Transfers for policy loans	—	101	7,306	7,852	(497)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,283)	—
Contract charges	(128)	(893)	(2,986)	(7,928)	(785)
Contract terminations:
Surrender benefits	(850)	(110,585)	(398,040)	(889,917)	(146,284)
Death benefits	—	(59,197)	(36,200)	(45,476)	(36,950)
Increase (decrease) from contract transactions	208,074	(273,702)	(575,060)	(844,102)	(158,220)
Net assets at beginning of year	578,473	860,817	5,328,888	6,745,624	2,176,832
Net assets at end of year	$723,537	$522,011	$4,450,294	$4,474,765	$1,618,432

Accumulation unit activity
Units outstanding at beginning of year	466,718	445,700	2,221,743	3,861,591	2,188,915
Contract purchase payments	164,156	4,002	15,207	80,649	65,704
Net transfers(1)	6,816	(58,059)	(72,700)	(43,079)	(25,046)
Transfers for policy loans	—	52	2,927	4,837	(550)
Contract charges	(109)	(463)	(1,225)	(4,739)	(842)
Contract terminations:
Surrender benefits	(698)	(56,197)	(168,009)	(576,533)	(153,409)
Death benefits	—	(30,733)	(14,301)	(23,207)	(41,839)
Units outstanding at end of year	636,883	304,302	1,983,642	3,299,519	2,032,933

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$1,232	$9,424	$(16,529)	$6,181	$(7,435)
Net realized gain (loss) on sales of investments	5,452	247,868	238,802	53,494	(1,331)
Distributions from capital gains	19,623	206,236	201,871	49	166,973
Net change in unrealized appreciation or depreciation of investments	(72,874)	(847,749)	(409,998)	(130,517)	(489,066)
Net increase (decrease) in net assets resulting from operations	(46,567)	(384,221)	14,146	(70,793)	(330,859)

Contract transactions
Contract purchase payments	2,474	48,784	7,463	10,483	393,502
Net transfers(1)	(4,364)	(220,211)	286,292	11,921	(324,399)
Transfers for policy loans	350	4,118	648	142	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(91)	(1,578)	(2,250)	(358)	(1,674)
Contract terminations:
Surrender benefits	(15,513)	(765,771)	(495,790)	(145,594)	(343,969)
Death benefits	(2,422)	(30,614)	(74,990)	—	(35,241)
Increase (decrease) from contract transactions	(19,566)	(965,272)	(278,627)	(123,406)	(311,781)
Net assets at beginning of year	306,571	3,731,275	2,016,938	833,475	4,108,322
Net assets at end of year	$240,438	$2,381,782	$1,752,457	$639,276	$3,465,682

Accumulation unit activity
Units outstanding at beginning of year	216,310	1,454,869	772,155	229,168	3,083,760
Contract purchase payments	1,707	18,744	2,642	2,875	298,600
Net transfers(1)	(3,055)	(97,050)	97,367	3,291	(248,190)
Transfers for policy loans	248	1,933	223	38	—
Contract charges	(69)	(642)	(767)	(99)	(1,284)
Contract terminations:
Surrender benefits	(11,337)	(293,752)	(172,573)	(40,014)	(258,305)
Death benefits	(1,748)	(12,738)	(24,960)	—	(27,714)
Units outstanding at end of year	202,056	1,071,364	674,087	195,259	2,846,867

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$6,480	$(326,150)	$(4,007)	$(33,809)	$(214,248)
Net realized gain (loss) on sales of investments	15,945	715,432	(95)	66,447	1,374,711
Distributions from capital gains	63,981	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(108,223)	(2,565,369)	(66,960)	(371,798)	(1,942,932)
Net increase (decrease) in net assets resulting from operations	(21,817)	(2,176,087)	(71,062)	(339,160)	(782,469)

Contract transactions
Contract purchase payments	6,048	3,040,369	15,482	505,247	228,580
Net transfers(1)	116	2,390,715	149,184	156,270	(200,921)
Transfers for policy loans	896	(12,534)	—	(645)	31,727
Adjustments to net assets allocated to contracts in payment period	—	(23,352)	—	—	(27,567)
Contract charges	(659)	(10,464)	(38)	(606)	(21,444)
Contract terminations:
Surrender benefits	(67,557)	(1,951,090)	(501)	(145,571)	(1,802,095)
Death benefits	—	(131,476)	—	(13,871)	(163,848)
Increase (decrease) from contract transactions	(61,156)	3,302,168	164,127	500,824	(1,955,568)
Net assets at beginning of year	730,280	28,726,674	301,399	2,825,075	19,884,620
Net assets at end of year	$647,307	$29,852,755	$394,464	$2,986,739	$17,146,583

Accumulation unit activity
Units outstanding at beginning of year	421,032	13,512,077	493,531	1,593,607	8,458,912
Contract purchase payments	3,454	1,584,213	26,156	288,749	96,274
Net transfers(1)	(453)	1,232,841	243,053	85,619	(64,748)
Transfers for policy loans	509	(7,473)	—	(353)	12,893
Contract charges	(376)	(4,978)	(65)	(345)	(9,565)
Contract terminations:
Surrender benefits	(37,609)	(884,279)	(833)	(80,772)	(807,624)
Death benefits	—	(64,013)	—	(8,646)	(68,289)
Units outstanding at end of year	386,557	15,368,388	761,842	1,877,859	7,617,853

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$(2,187)	$(242,515)	$25,295	$(47,133)	$181,874
Net realized gain (loss) on sales of investments	(502)	2,222,929	(6,205)	473,108	(414,615)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,351)	(3,520,530)	(83,146)	(2,481,594)	(87,695)
Net increase (decrease) in net assets resulting from operations	(18,040)	(1,540,116)	(64,056)	(2,055,619)	(320,436)

Contract transactions
Contract purchase payments	11,360	323,198	90,799	106,455	34,385
Net transfers(1)	(2,755)	(988,018)	219,802	448,970	(158,331)
Transfers for policy loans	—	4,834	7	(832)	6,606
Adjustments to net assets allocated to contracts in payment period	—	(23,276)	—	(2,368)	(341)
Contract charges	(20)	(18,299)	(270)	(9,315)	(8,602)
Contract terminations:
Surrender benefits	(1,068)	(2,841,963)	(37,397)	(1,067,424)	(1,094,357)
Death benefits	—	(381,362)	(10,404)	(116,038)	(104,263)
Increase (decrease) from contract transactions	7,517	(3,924,886)	262,537	(640,552)	(1,324,903)
Net assets at beginning of year	174,649	26,903,033	565,678	9,711,904	5,849,145
Net assets at end of year	$164,126	$21,438,031	$764,159	$7,015,733	$4,203,806

Accumulation unit activity
Units outstanding at beginning of year	199,367	9,883,145	523,241	3,525,472	3,857,850
Contract purchase payments	13,029	116,010	87,464	43,735	22,582
Net transfers(1)	(3,248)	(389,154)	206,801	202,010	(116,771)
Transfers for policy loans	—	2,119	6	(948)	4,158
Contract charges	(25)	(7,220)	(263)	(3,601)	(6,066)
Contract terminations:
Surrender benefits	(1,263)	(1,082,178)	(36,623)	(420,900)	(763,830)
Death benefits	—	(144,396)	(9,809)	(53,627)	(78,821)
Units outstanding at end of year	207,860	8,378,326	770,817	3,292,141	2,919,102

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$42,787	$417,820	$303,136	$237,189	$(36,792)
Net realized gain (loss) on sales of investments	65	(40,751)	(408,258)	(186,558)	358,915
Distributions from capital gains	—	—	—	138,547	—
Net change in unrealized appreciation or depreciation of investments	(64)	(822,245)	(232,534)	(379,809)	(484,622)
Net increase (decrease) in net assets resulting from operations	42,788	(445,176)	(337,656)	(190,631)	(162,499)

Contract transactions
Contract purchase payments	193,219	63,974	53,739	161,594	29,275
Net transfers(1)	223,098	(650,094)	(395,959)	(709,960)	(12,174)
Transfers for policy loans	13,889	7,035	2,507	15,444	1,553
Adjustments to net assets allocated to contracts in payment period	(1,304)	(6,415)	(1,753)	(15,504)	—
Contract charges	(13,137)	(5,637)	(12,544)	(27,957)	(4,532)
Contract terminations:
Surrender benefits	(2,048,001)	(1,685,482)	(1,669,035)	(3,383,445)	(389,097)
Death benefits	(198,506)	(154,748)	(91,334)	(508,272)	(61,481)
Increase (decrease) from contract transactions	(1,830,742)	(2,431,367)	(2,114,379)	(4,468,100)	(436,456)
Net assets at beginning of year	12,454,433	10,717,327	8,630,417	21,763,188	4,106,275
Net assets at end of year	$10,666,479	$7,840,784	$6,178,382	$17,104,457	$3,507,320

Accumulation unit activity
Units outstanding at beginning of year	12,019,198	4,130,408	4,239,551	12,656,280	2,969,321
Contract purchase payments	187,538	26,629	26,527	93,141	21,109
Net transfers(1)	192,175	(265,224)	(195,732)	(423,310)	(6,109)
Transfers for policy loans	12,463	2,755	1,286	8,687	1,146
Contract charges	(12,908)	(2,243)	(6,226)	(17,121)	(2,998)
Contract terminations:
Surrender benefits	(1,989,306)	(668,757)	(845,101)	(2,015,907)	(263,562)
Death benefits	(192,708)	(64,081)	(46,304)	(299,442)	(44,241)
Units outstanding at end of year	10,216,452	3,159,487	3,174,001	10,002,328	2,674,666

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(246,448)	$22,804	$11,854	$(40,901)	$(21,591)
Net realized gain (loss) on sales of investments	1,171,868	(31,513)	(8,433)	291,896	335,015
Distributions from capital gains	—	—	17,324	—	—
Net change in unrealized appreciation or depreciation of investments	(2,485,344)	(25,491)	(71,479)	(416,899)	(605,952)
Net increase (decrease) in net assets resulting from operations	(1,559,924)	(34,200)	(50,734)	(165,904)	(292,528)

Contract transactions
Contract purchase payments	4,892,130	247,004	26,839	43,127	30,947
Net transfers(1)	(355,173)	(3,016)	(124,589)	(56,509)	(174,601)
Transfers for policy loans	(12,784)	187	294	3,404	(4,653)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,822)	—
Contract charges	(5,460)	(1,301)	(181)	(1,562)	(1,759)
Contract terminations:
Surrender benefits	(1,810,124)	(482,322)	(60,161)	(341,876)	(505,109)
Death benefits	(189,125)	(65,252)	(95,961)	(88,506)	(12,316)
Increase (decrease) from contract transactions	2,519,464	(304,700)	(253,759)	(444,744)	(667,491)
Net assets at beginning of year	23,037,217	3,328,867	839,296	3,660,732	2,685,159
Net assets at end of year	$23,996,757	$2,989,967	$534,803	$3,050,084	$1,725,140

Accumulation unit activity
Units outstanding at beginning of year	10,369,869	3,111,285	763,677	1,761,218	1,094,593
Contract purchase payments	2,196,225	230,036	26,036	19,304	12,942
Net transfers(1)	(296,906)	2,787	(118,894)	(27,368)	(73,870)
Transfers for policy loans	(6,785)	193	279	1,701	(1,810)
Contract charges	(2,485)	(1,263)	(176)	(705)	(734)
Contract terminations:
Surrender benefits	(793,661)	(463,083)	(57,864)	(154,582)	(208,986)
Death benefits	(75,434)	(60,764)	(93,420)	(38,056)	(4,924)
Units outstanding at end of year	11,390,823	2,819,191	519,638	1,561,512	817,211

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$76,333	$(9,314)	$(15,736)	$64,349	$12,958
Net realized gain (loss) on sales of investments	152,969	110,958	106,331	(8,919)	(112,630)
Distributions from capital gains	—	—	—	3,026	—
Net change in unrealized appreciation or depreciation of investments	(1,052,708)	(226,932)	(314,584)	(35,744)	6,064
Net increase (decrease) in net assets resulting from operations	(823,406)	(125,288)	(223,989)	22,712	(93,608)

Contract transactions
Contract purchase payments	62,252	10,252	17,081	42,514	16,561
Net transfers(1)	(218,363)	(104,555)	(34,348)	(94,369)	21,404
Transfers for policy loans	8,277	742	1,343	4,417	420
Adjustments to net assets allocated to contracts in payment period	(5,313)	—	(357)	(3,631)	—
Contract charges	(2,460)	(411)	(1,183)	(2,510)	(587)
Contract terminations:
Surrender benefits	(449,394)	(96,483)	(163,217)	(294,979)	(100,982)
Death benefits	(138,271)	—	(13,470)	(54,541)	(6,267)
Increase (decrease) from contract transactions	(743,272)	(190,455)	(194,151)	(403,099)	(69,451)
Net assets at beginning of year	5,288,956	1,097,922	1,873,507	3,722,126	805,379
Net assets at end of year	$3,722,278	$782,179	$1,455,367	$3,341,739	$642,320

Accumulation unit activity
Units outstanding at beginning of year	3,240,690	446,825	658,321	2,815,106	1,542,973
Contract purchase payments	40,914	4,359	5,729	31,269	32,189
Net transfers(1)	(113,768)	(42,663)	(12,307)	(78,302)	40,096
Transfers for policy loans	5,631	317	496	3,409	697
Contract charges	(1,633)	(171)	(410)	(1,955)	(1,174)
Contract terminations:
Surrender benefits	(299,068)	(39,403)	(60,220)	(224,298)	(197,933)
Death benefits	(92,956)	—	(4,506)	(40,659)	(12,053)
Units outstanding at end of year	2,779,810	369,264	587,103	2,504,570	1,404,795

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(5,628)	$(51,601)	$9,856	$(62,562)	$(16,478)
Net realized gain (loss) on sales of investments	(30,288)	(599,249)	9,055	479,518	227,785
Distributions from capital gains	—	33,332	3,293	—	—
Net change in unrealized appreciation or depreciation of investments	(20,474)	534,462	(218,404)	(550,125)	(343,471)
Net increase (decrease) in net assets resulting from operations	(56,390)	(83,056)	(196,200)	(133,169)	(132,164)

Contract transactions
Contract purchase payments	36,374	20,780	263,559	69,601	11,460
Net transfers(1)	(5,108)	49,805	132,837	(387,462)	(177,909)
Transfers for policy loans	515	736	621	(8,589)	502
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(47)	(15,404)	(130)	(8,101)	(5,056)
Contract terminations:
Surrender benefits	(32,659)	(1,391,569)	(21,935)	(915,617)	(174,898)
Death benefits	(2,479)	(123,652)	(28,765)	(47,139)	(21,008)
Increase (decrease) from contract transactions	(3,404)	(1,459,304)	346,187	(1,297,307)	(366,909)
Net assets at beginning of year	568,789	6,359,379	857,447	7,238,609	1,978,190
Net assets at end of year	$508,995	$4,817,019	$1,007,434	$5,808,133	$1,479,117

Accumulation unit activity
Units outstanding at beginning of year	579,346	4,345,624	686,699	5,191,942	1,048,155
Contract purchase payments	40,323	14,145	217,427	48,358	5,938
Net transfers(1)	(14,632)	30,711	112,018	(260,472)	(89,617)
Transfers for policy loans	546	515	508	(5,869)	258
Contract charges	(51)	(10,604)	(114)	(5,614)	(2,649)
Contract terminations:
Surrender benefits	(34,865)	(956,618)	(17,857)	(627,957)	(90,252)
Death benefits	(2,509)	(86,465)	(23,076)	(33,182)	(11,364)
Units outstanding at end of year	568,158	3,337,308	975,605	4,307,206	860,469

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(8,872)	$(127)	$5,045	$192,571	$(153,725)
Net realized gain (loss) on sales of investments	70,449	(14,413)	(5,435)	1,843	720,352
Distributions from capital gains	—	—	—	—	2,432,255
Net change in unrealized appreciation or depreciation of investments	(169,553)	9,970	(72,031)	(266,423)	(5,093,964)
Net increase (decrease) in net assets resulting from operations	(107,976)	(4,570)	(72,421)	(72,009)	(2,095,082)

Contract transactions
Contract purchase payments	15,466	347,111	61,803	48,084	3,323,352
Net transfers(1)	76,845	(229,029)	(6,718)	1,158,597	(22,674)
Transfers for policy loans	(2,157)	(2,178)	446	(3,566)	(2,955)
Adjustments to net assets allocated to contracts in payment period	(1,228)	—	—	(575)	(8,556)
Contract charges	(689)	(2,477)	(73)	(6,186)	(12,614)
Contract terminations:
Surrender benefits	(116,301)	(424,482)	(28,929)	(838,974)	(2,985,767)
Death benefits	(1,489)	(4,183)	(16,095)	(123,061)	(286,162)
Increase (decrease) from contract transactions	(29,553)	(315,238)	10,434	234,319	4,624
Net assets at beginning of year	980,743	2,690,135	683,353	6,538,755	27,582,065
Net assets at end of year	$843,214	$2,370,327	$621,366	$6,701,065	$25,491,607

Accumulation unit activity
Units outstanding at beginning of year	356,570	2,725,722	661,124	4,717,968	12,377,587
Contract purchase payments	5,755	359,529	62,062	34,128	1,452,506
Net transfers(1)	26,810	(238,465)	(7,537)	836,147	(20,390)
Transfers for policy loans	(822)	(2,210)	450	(2,503)	(1,300)
Contract charges	(255)	(2,541)	(75)	(4,403)	(5,522)
Contract terminations:
Surrender benefits	(42,061)	(431,360)	(29,580)	(593,616)	(1,286,498)
Death benefits	(513)	(4,326)	(15,974)	(89,721)	(126,754)
Units outstanding at end of year	345,484	2,406,349	670,470	4,898,000	12,389,629

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(6,977)	$(6,612)	$1,574	$115,803	$75,023
Net realized gain (loss) on sales of investments	34,156	39,946	10,368	(2,447)	(42,378)
Distributions from capital gains	66,811	177,358	—	7,191	—
Net change in unrealized appreciation or depreciation of investments	(201,574)	(503,579)	(56,172)	(270,541)	(341,869)
Net increase (decrease) in net assets resulting from operations	(107,584)	(292,887)	(44,230)	(149,994)	(309,224)

Contract transactions
Contract purchase payments	6,353	13,629	2,950	674,338	47,628
Net transfers(1)	272	(29,019)	(1,088)	1,196,973	(373,126)
Transfers for policy loans	2,228	63	—	(2,751)	6,423
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(863)
Contract charges	(393)	(770)	(82)	(801)	(3,491)
Contract terminations:
Surrender benefits	(99,534)	(188,072)	(34,941)	(210,483)	(570,418)
Death benefits	—	—	—	(34,929)	(52,612)
Increase (decrease) from contract transactions	(91,074)	(204,169)	(33,161)	1,622,347	(946,459)
Net assets at beginning of year	1,167,778	2,100,630	312,646	2,714,846	4,758,102
Net assets at end of year	$969,120	$1,603,574	$235,255	$4,187,199	$3,502,419

Accumulation unit activity
Units outstanding at beginning of year	529,348	490,296	193,086	2,443,086	2,442,277
Contract purchase payments	2,951	3,132	1,867	615,666	25,362
Net transfers(1)	123	(7,237)	(1,119)	1,086,659	(181,608)
Transfers for policy loans	982	14	—	(2,499)	2,762
Contract charges	(176)	(176)	(54)	(737)	(1,867)
Contract terminations:
Surrender benefits	(45,916)	(43,208)	(21,833)	(189,744)	(339,058)
Death benefits	—	—	—	(31,746)	(26,545)
Units outstanding at end of year	487,312	442,821	171,947	3,920,685	1,921,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$86,939	$(5,923)	$28,047	$2,791	$(1,785)
Net realized gain (loss) on sales of investments	2,069	58,531	113,050	(1,197)	1,627
Distributions from capital gains	—	1,279,214	829,722	—	56,047
Net change in unrealized appreciation or depreciation of investments	(214,923)	(2,472,764)	(1,726,479)	(17,110)	(90,555)
Net increase (decrease) in net assets resulting from operations	(125,915)	(1,140,942)	(755,660)	(15,516)	(34,666)

Contract transactions
Contract purchase payments	155,580	817,715	53,875	33,133	819
Net transfers(1)	22,816	(8,668)	(291,145)	19,776	(895)
Transfers for policy loans	180	2,214	1,658	—	71
Adjustments to net assets allocated to contracts in payment period	—	—	(2,569)	—	—
Contract charges	(460)	(3,514)	(7,246)	(67)	(79)
Contract terminations:
Surrender benefits	(79,633)	(892,875)	(811,383)	(6,779)	(5,050)
Death benefits	(8,316)	(153,493)	(124,686)	(8,050)	—
Increase (decrease) from contract transactions	90,167	(238,621)	(1,181,496)	38,013	(5,134)
Net assets at beginning of year	2,275,035	8,614,161	7,881,246	177,528	375,889
Net assets at end of year	$2,239,287	$7,234,598	$5,944,090	$200,025	$336,089

Accumulation unit activity
Units outstanding at beginning of year	1,825,999	2,619,122	1,796,105	188,315	125,149
Contract purchase payments	125,434	273,904	12,257	36,828	252
Net transfers(1)	17,898	848	(68,797)	21,897	(289)
Transfers for policy loans	144	654	425	—	21
Contract charges	(372)	(1,004)	(1,688)	(75)	(24)
Contract terminations:
Surrender benefits	(63,402)	(288,482)	(180,209)	(7,431)	(1,512)
Death benefits	(6,728)	(42,650)	(27,842)	(8,939)	—
Units outstanding at end of year	1,898,973	2,562,392	1,530,251	230,595	123,597

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$12,542	$(2,888)	$1,649	$26,757	$(15,671)
Net realized gain (loss) on sales of investments	319,175	6,113	(7,478)	412,583	48,365
Distributions from capital gains	626,591	20,265	62,729	535,144	208,953
Net change in unrealized appreciation or depreciation of investments	(1,212,152)	(36,124)	(112,517)	(1,647,903)	(228,158)
Net increase (decrease) in net assets resulting from operations	(253,844)	(12,634)	(55,617)	(673,419)	13,489

Contract transactions
Contract purchase payments	44,836	5,370	32,910	49,375	21,368
Net transfers(1)	9,200	(416)	(27,887)	(144,849)	(43,297)
Transfers for policy loans	236	—	—	1,300	(1,241)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(3,649)
Contract charges	(8,541)	(132)	(173)	(14,216)	(1,515)
Contract terminations:
Surrender benefits	(720,087)	(14,249)	(60,828)	(936,489)	(363,851)
Death benefits	(84,079)	—	(2,015)	(59,680)	(110,223)
Increase (decrease) from contract transactions	(758,435)	(9,427)	(57,993)	(1,104,559)	(502,408)
Net assets at beginning of year	4,853,394	306,581	761,986	6,317,598	1,890,444
Net assets at end of year	$3,841,115	$284,520	$648,376	$4,539,620	$1,401,525

Accumulation unit activity
Units outstanding at beginning of year	2,166,231	159,107	652,598	2,794,644	835,240
Contract purchase payments	19,792	2,596	28,302	22,032	9,149
Net transfers(1)	(1,527)	(195)	(24,604)	(60,879)	(19,376)
Transfers for policy loans	104	—	—	691	(480)
Contract charges	(3,534)	(65)	(155)	(6,314)	(650)
Contract terminations:
Surrender benefits	(311,325)	(6,878)	(52,808)	(403,850)	(156,359)
Death benefits	(35,979)	—	(1,723)	(27,353)	(48,387)
Units outstanding at end of year	1,833,762	154,565	601,610	2,318,971	619,137

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv(2)	Janus Henderson VIT Enter, Serv
Operations
Investment income (loss) — net	$29,506	$(6,123)	$4,185	$4,947	$(6,906)
Net realized gain (loss) on sales of investments	123,662	16,056	(14,591)	(2,504)	84,915
Distributions from capital gains	24,397	79,023	18,655	430	45,520
Net change in unrealized appreciation or depreciation of investments	(756,531)	(123,952)	(33,301)	(156,370)	(123,716)
Net increase (decrease) in net assets resulting from operations	(578,966)	(34,996)	(25,052)	(153,497)	(187)

Contract transactions
Contract purchase payments	57,770	5,464	55,361	883,507	5,461
Net transfers(1)	(86,744)	(29,095)	28,096	2,436,602	(60,359)
Transfers for policy loans	163	—	—	42	408
Adjustments to net assets allocated to contracts in payment period	(5,556)	—	—	—	—
Contract charges	(3,285)	(350)	(239)	(177)	(248)
Contract terminations:
Surrender benefits	(464,739)	(54,088)	(34,607)	(87,715)	(133,110)
Death benefits	(6,713)	(8,534)	(15,390)	—	—
Increase (decrease) from contract transactions	(509,104)	(86,603)	33,221	3,232,259	(187,848)
Net assets at beginning of year	3,996,976	709,420	411,583	—	927,706
Net assets at end of year	$2,908,906	$587,821	$419,752	$3,078,762	$739,671

Accumulation unit activity
Units outstanding at beginning of year	2,140,244	409,808	356,813	—	560,177
Contract purchase payments	33,158	3,009	48,329	847,026	3,191
Net transfers(1)	(49,703)	(16,733)	25,663	2,348,913	(35,751)
Transfers for policy loans	(39)	—	—	41	227
Contract charges	(1,943)	(189)	(205)	(173)	(144)
Contract terminations:
Surrender benefits	(264,407)	(28,700)	(29,153)	(85,304)	(74,265)
Death benefits	(3,659)	(4,707)	(13,092)	—	—
Units outstanding at end of year	1,853,651	362,488	388,355	3,110,503	453,435

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2018 (commencement of operations) to December 31, 2018.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$11,864	$(7,572)	$9,637	$(19,044)	$366
Net realized gain (loss) on sales of investments	(8,325)	83,366	(40,149)	258,270	9,856
Distributions from capital gains	—	39,798	—	157,678	18,387
Net change in unrealized appreciation or depreciation of investments	(23,629)	(103,664)	(152,697)	(470,419)	(52,795)
Net increase (decrease) in net assets resulting from operations	(20,090)	11,928	(183,209)	(73,515)	(24,186)

Contract transactions
Contract purchase payments	55,567	5,573	21,000	193,832	29,986
Net transfers(1)	(48,793)	8,851	(37,381)	(208,551)	(99,146)
Transfers for policy loans	(13)	—	2,489	(1,861)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(136)	(243)	(479)	(5,503)	(325)
Contract terminations:
Surrender benefits	(132,252)	(107,198)	(166,432)	(507,873)	(14,377)
Death benefits	—	(43,222)	(22,692)	(28,819)	—
Increase (decrease) from contract transactions	(125,627)	(136,239)	(203,495)	(558,775)	(83,862)
Net assets at beginning of year	890,634	918,353	1,344,437	3,381,436	396,589
Net assets at end of year	$744,917	$794,042	$957,733	$2,749,146	$288,541

Accumulation unit activity
Units outstanding at beginning of year	853,118	600,058	848,347	1,700,745	288,129
Contract purchase payments	54,428	3,547	13,803	94,900	21,946
Net transfers(1)	(47,287)	5,146	(23,985)	(98,971)	(72,399)
Transfers for policy loans	(13)	—	1,611	(1,077)	—
Contract charges	(137)	(146)	(308)	(2,653)	(238)
Contract terminations:
Surrender benefits	(128,640)	(65,372)	(110,424)	(240,175)	(10,472)
Death benefits	—	(26,397)	(14,965)	(14,584)	—
Units outstanding at end of year	731,469	516,836	714,079	1,438,185	226,966

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(19,771)	$(14,431)	$(11,043)	$30,892	$(16,154)
Net realized gain (loss) on sales of investments	84,457	63,905	131,708	64,257	46,059
Distributions from capital gains	202,902	249,606	19,771	—	346,933
Net change in unrealized appreciation or depreciation of investments	(238,112)	(328,858)	(120,158)	(222,097)	(253,971)
Net increase (decrease) in net assets resulting from operations	29,476	(29,778)	20,278	(126,948)	122,867

Contract transactions
Contract purchase payments	37,326	25,522	103,760	16,731	226,748
Net transfers(1)	(37,445)	33,536	(830,545)	(176,713)	125,033
Transfers for policy loans	3,219	1,249	(1,518)	(2,164)	399
Adjustments to net assets allocated to contracts in payment period	—	—	(2,114)	—	—
Contract charges	(1,858)	(993)	(3,889)	(1,568)	(949)
Contract terminations:
Surrender benefits	(652,727)	(187,999)	(623,803)	(245,420)	(224,935)
Death benefits	(39,650)	(19,873)	(101,400)	(30,993)	(77,334)
Increase (decrease) from contract transactions	(691,135)	(148,558)	(1,459,509)	(440,127)	48,962
Net assets at beginning of year	3,658,256	1,697,489	6,359,123	1,724,585	1,411,963
Net assets at end of year	$2,996,597	$1,519,153	$4,919,892	$1,157,510	$1,583,792

Accumulation unit activity
Units outstanding at beginning of year	2,811,197	752,097	2,274,992	1,149,163	660,549
Contract purchase payments	27,404	10,856	38,697	11,410	91,546
Net transfers(1)	(27,487)	12,272	(374,022)	(121,510)	50,888
Transfers for policy loans	2,318	510	(740)	(1,501)	150
Contract charges	(1,353)	(406)	(1,327)	(1,079)	(384)
Contract terminations:
Surrender benefits	(471,689)	(77,158)	(207,354)	(166,466)	(91,079)
Death benefits	(29,795)	(9,115)	(43,146)	(22,190)	(28,531)
Units outstanding at end of year	2,310,595	689,056	1,687,100	847,827	683,139

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(5,901)	$(1,450)	$(15,879)	$467,553	$(36,796)
Net realized gain (loss) on sales of investments	32,577	(108)	350,327	(177,094)	109,321
Distributions from capital gains	—	4,537	503,417	—	511,314
Net change in unrealized appreciation or depreciation of investments	(167,195)	(14,724)	(1,803,145)	(1,009,349)	(979,401)
Net increase (decrease) in net assets resulting from operations	(140,519)	(11,745)	(965,280)	(718,890)	(395,562)

Contract transactions
Contract purchase payments	11,625	22,983	817,718	142,253	286,310
Net transfers(1)	50,162	13,377	213,756	(555,087)	32,027
Transfers for policy loans	241	—	(407)	3,773	(7,769)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,930)	—
Contract charges	(1,241)	(19)	(1,478)	(16,763)	(1,180)
Contract terminations:
Surrender benefits	(100,486)	(1,091)	(1,183,026)	(2,381,216)	(572,357)
Death benefits	(4,279)	(13,516)	(83,227)	(140,072)	(100,888)
Increase (decrease) from contract transactions	(43,978)	21,734	(236,664)	(2,949,042)	(363,857)
Net assets at beginning of year	845,933	134,500	7,054,850	14,781,484	4,016,322
Net assets at end of year	$661,436	$144,489	$5,852,906	$11,113,552	$3,256,903

Accumulation unit activity
Units outstanding at beginning of year	628,403	138,511	2,939,047	9,372,081	1,554,859
Contract purchase payments	8,519	24,514	362,316	99,289	110,161
Net transfers(1)	41,379	14,020	84,358	(371,252)	15,981
Transfers for policy loans	172	—	(319)	2,421	(2,997)
Contract charges	(974)	(20)	(617)	(10,798)	(444)
Contract terminations:
Surrender benefits	(78,922)	(1,115)	(479,528)	(1,540,553)	(207,642)
Death benefits	(3,167)	(14,386)	(36,000)	(90,900)	(36,195)
Units outstanding at end of year	595,410	161,524	2,869,257	7,460,288	1,433,723

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$104,297	$819	$20,896	$(6,628)	$(2,607)
Net realized gain (loss) on sales of investments	(26,564)	1,937	(3,578)	47,225	4,455
Distributions from capital gains	—	13,394	22,198	87,455	12,550
Net change in unrealized appreciation or depreciation of investments	(404,146)	(27,101)	(56,303)	(147,380)	(37,937)
Net increase (decrease) in net assets resulting from operations	(326,413)	(10,951)	(16,787)	(19,328)	(23,539)

Contract transactions
Contract purchase payments	138,735	22,498	268,896	10,281	2,568
Net transfers(1)	(153,934)	29,274	448,913	150,806	(5,989)
Transfers for policy loans	(6,125)	—	719	4,346	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,079)	(54)	(380)	(503)	(143)
Contract terminations:
Surrender benefits	(625,591)	(1,541)	(88,171)	(115,330)	(33,935)
Death benefits	(67,155)	—	—	(2,081)	—
Increase (decrease) from contract transactions	(720,149)	50,177	629,977	47,519	(37,499)
Net assets at beginning of year	5,559,233	121,346	1,244,762	722,058	297,816
Net assets at end of year	$4,512,671	$160,572	$1,857,952	$750,249	$236,778

Accumulation unit activity
Units outstanding at beginning of year	3,469,416	107,624	1,181,583	283,442	91,815
Contract purchase payments	89,539	20,172	266,838	3,945	754
Net transfers(1)	(98,539)	26,376	442,570	56,481	(1,568)
Transfers for policy loans	(4,017)	—	711	1,594	—
Contract charges	(3,889)	(49)	(379)	(187)	(44)
Contract terminations:
Surrender benefits	(398,688)	(1,409)	(85,920)	(42,104)	(9,902)
Death benefits	(43,527)	—	—	(768)	—
Units outstanding at end of year	3,010,295	152,714	1,805,403	302,403	81,055

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(16,388)	$5,721	$9,606	$(484,339)	$(473,351)
Net realized gain (loss) on sales of investments	(9,861)	(2,550)	(2,324)	3,036,408	4,705,598
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	40,488	(128,046)	(104,170)	(7,075,792)	(8,520,875)
Net increase (decrease) in net assets resulting from operations	14,239	(124,875)	(96,888)	(4,523,723)	(4,288,628)

Contract transactions
Contract purchase payments	154,185	7,182	111,931	1,540,451	870,921
Net transfers(1)	(22,995)	(24,368)	63,460	(3,247,902)	(3,051,790)
Transfers for policy loans	162	—	280	23,334	(14,564)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(713)	(254)	(140)	(230,000)	(330,810)
Contract terminations:
Surrender benefits	(154,219)	(25,782)	(39,141)	(3,407,904)	(6,631,696)
Death benefits	(44,518)	(2,950)	(2,148)	(189,736)	(491,205)
Increase (decrease) from contract transactions	(68,098)	(46,172)	134,242	(5,511,757)	(9,649,144)
Net assets at beginning of year	1,603,979	614,862	525,012	53,063,585	56,004,331
Net assets at end of year	$1,550,120	$443,815	$562,366	$43,028,105	$42,066,559

Accumulation unit activity
Units outstanding at beginning of year	1,668,885	218,332	604,909	28,834,355	30,329,085
Contract purchase payments	159,865	2,618	139,238	844,157	474,347
Net transfers(1)	(23,697)	(10,107)	81,847	(1,771,226)	(1,613,250)
Transfers for policy loans	170	—	360	13,181	(7,513)
Contract charges	(750)	(92)	(187)	(126,146)	(180,631)
Contract terminations:
Surrender benefits	(159,869)	(9,674)	(44,486)	(1,853,300)	(3,566,125)
Death benefits	(45,982)	(1,083)	(2,646)	(99,437)	(274,404)
Units outstanding at end of year	1,598,622	199,994	779,035	25,841,584	25,161,509

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(385,729)	$(358,019)	$(25,376)	$(41,047)	$(369,723)
Net realized gain (loss) on sales of investments	1,232,512	2,265,625	(1,887)	(722)	538,246
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,236,397)	(3,265,928)	(230,840)	(341,877)	(1,365,311)
Net increase (decrease) in net assets resulting from operations	(1,389,614)	(1,358,322)	(258,103)	(383,646)	(1,196,788)

Contract transactions
Contract purchase payments	1,278,285	67,099	3,423,940	3,968,560	2,709,366
Net transfers(1)	(140,198)	(748,361)	426,036	2,872,206	6,149,172
Transfers for policy loans	8,460	(10,239)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(251,043)	(214,641)	(11,708)	(23,019)	(380,573)
Contract terminations:
Surrender benefits	(4,995,122)	(8,371,084)	(10,176)	(21,491)	(5,777,992)
Death benefits	(2,156,825)	(1,113,102)	—	(22,310)	(815,587)
Increase (decrease) from contract transactions	(6,256,443)	(10,390,328)	3,828,092	6,773,946	1,884,386
Net assets at beginning of year	38,139,751	42,343,933	720,585	1,527,423	31,922,733
Net assets at end of year	$30,493,694	$30,595,283	$4,290,574	$7,917,723	$32,610,331

Accumulation unit activity
Units outstanding at beginning of year	29,849,988	32,894,001	695,987	1,464,321	28,772,968
Contract purchase payments	1,022,124	52,874	3,339,930	3,780,901	2,473,600
Net transfers(1)	(184,713)	(563,176)	405,708	2,771,166	5,644,538
Transfers for policy loans	6,673	(7,893)	—	—	—
Contract charges	(200,093)	(169,023)	(11,333)	(22,176)	(348,475)
Contract terminations:
Surrender benefits	(3,949,722)	(6,581,322)	(9,897)	(20,557)	(5,289,759)
Death benefits	(1,766,554)	(892,665)	—	(21,838)	(751,024)
Units outstanding at end of year	24,777,703	24,732,796	4,420,395	7,951,817	30,501,848

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(891,140)	$(5,316,673)	$(10,064,752)	$(4,590,164)	$(5,379,802)
Net realized gain (loss) on sales of investments	1,219,327	5,788,933	10,608,965	14,868,960	39,489,227
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,883,655)	(47,539,880)	(67,508,291)	(39,105,295)	(68,555,735)
Net increase (decrease) in net assets resulting from operations	(4,555,468)	(47,067,620)	(66,964,078)	(28,826,499)	(34,446,310)

Contract transactions
Contract purchase payments	10,247,753	50,619,377	74,829,971	12,032,814	1,562,694
Net transfers(1)	(1,724,545)	1,795,353	(7,335,238)	14,048,792	409,007
Transfers for policy loans	—	(12,122)	15,992	(88,349)	(4,783)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(30,389)	—
Contract charges	(847,284)	(5,731,533)	(10,956,674)	(3,603,240)	(3,798,991)
Contract terminations:
Surrender benefits	(3,306,332)	(19,823,517)	(32,533,308)	(42,235,013)	(88,763,792)
Death benefits	(1,181,083)	(2,647,204)	(5,046,636)	(3,613,275)	(6,701,057)
Increase (decrease) from contract transactions	3,188,509	24,200,354	18,974,107	(23,488,660)	(97,296,922)
Net assets at beginning of year	82,765,259	517,726,632	955,177,465	460,518,906	619,028,863
Net assets at end of year	$81,398,300	$494,859,366	$907,187,494	$408,203,747	$487,285,631

Accumulation unit activity
Units outstanding at beginning of year	70,376,417	398,166,166	734,385,632	295,267,169	394,228,396
Contract purchase payments	8,782,043	38,443,882	57,875,031	7,846,407	999,810
Net transfers(1)	(1,484,369)	1,027,638	(6,332,585)	8,980,362	233,039
Transfers for policy loans	—	(7,402)	12,192	(55,941)	(3,438)
Contract charges	(728,296)	(4,426,578)	(8,482,665)	(2,336,369)	(2,441,463)
Contract terminations:
Surrender benefits	(2,852,517)	(15,560,371)	(25,893,772)	(27,295,756)	(56,915,238)
Death benefits	(1,019,902)	(2,108,785)	(3,878,524)	(2,382,371)	(4,292,371)
Units outstanding at end of year	73,073,376	415,534,550	747,685,309	280,023,501	331,808,735

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(2,079,775)	$(1,700,493)	$(898,445)	$(995,215)	$(39,343)
Net realized gain (loss) on sales of investments	11,038,309	16,936,927	3,188,905	7,059,613	538,889
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(24,881,281)	(28,501,903)	(6,614,285)	(10,945,874)	(1,071,776)
Net increase (decrease) in net assets resulting from operations	(15,922,747)	(13,265,469)	(4,323,825)	(4,881,476)	(572,230)

Contract transactions
Contract purchase payments	9,291,981	1,643,497	2,605,669	625,496	40,598
Net transfers(1)	(7,370,585)	(7,508,089)	(1,132,503)	(1,717,150)	(238,133)
Transfers for policy loans	(57,402)	59,774	11,491	12,893	(1,533)
Adjustments to net assets allocated to contracts in payment period	(27,570)	—	(24,526)	—	—
Contract charges	(1,429,422)	(1,097,229)	(601,099)	(611,320)	(8,981)
Contract terminations:
Surrender benefits	(19,096,521)	(29,706,810)	(8,560,797)	(16,855,516)	(641,541)
Death benefits	(1,969,598)	(1,769,949)	(822,462)	(1,764,018)	(63,240)
Increase (decrease) from contract transactions	(20,659,117)	(38,378,806)	(8,524,227)	(20,309,615)	(912,830)
Net assets at beginning of year	219,806,104	204,731,279	91,299,448	114,672,278	5,013,986
Net assets at end of year	$183,224,240	$153,087,004	$78,451,396	$89,481,187	$3,528,926

Accumulation unit activity
Units outstanding at beginning of year	129,246,952	119,707,299	64,661,353	80,729,371	1,582,085
Contract purchase payments	5,512,477	966,198	1,895,502	443,660	13,823
Net transfers(1)	(4,380,376)	(4,367,501)	(814,859)	(1,246,160)	(75,378)
Transfers for policy loans	(34,554)	35,011	8,023	9,076	(338)
Contract charges	(844,858)	(644,427)	(431,570)	(435,760)	(2,946)
Contract terminations:
Surrender benefits	(11,234,887)	(17,390,472)	(6,164,997)	(11,932,475)	(192,687)
Death benefits	(1,166,308)	(1,065,390)	(594,297)	(1,256,301)	(19,272)
Units outstanding at end of year	117,098,446	97,240,718	58,559,155	66,311,411	1,305,287

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(79,787)	$(638,949)	$(539,387)	$112,539	$(121,083)
Net realized gain (loss) on sales of investments	48,193	293,731	186,709	6,513	(338,650)
Distributions from capital gains	—	—	—	1,121,809	3,532,955
Net change in unrealized appreciation or depreciation of investments	(317,380)	(4,541,419)	(2,686,185)	(2,993,818)	(3,021,150)
Net increase (decrease) in net assets resulting from operations	(348,974)	(4,886,637)	(3,038,863)	(1,752,957)	52,072

Contract transactions
Contract purchase payments	4,319,285	30,666,194	20,334,032	109,051	135,129
Net transfers(1)	1,428,830	14,289,691	10,621,573	(246,974)	(825,306)
Transfers for policy loans	—	—	—	(5,403)	3,594
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,064)	(1,696)
Contract charges	(60,331)	(636,851)	(476,819)	(10,168)	(12,896)
Contract terminations:
Surrender benefits	(80,660)	(1,077,022)	(606,203)	(1,336,934)	(2,668,793)
Death benefits	—	(97,316)	—	(159,700)	(110,470)
Increase (decrease) from contract transactions	5,607,124	43,144,696	29,872,583	(1,651,192)	(3,480,438)
Net assets at beginning of year	5,001,195	46,873,581	38,748,277	11,001,315	15,456,600
Net assets at end of year	$10,259,345	$85,131,640	$65,581,997	$7,597,166	$12,028,234

Accumulation unit activity
Units outstanding at beginning of year	4,497,385	38,686,387	33,345,523	4,065,673	4,358,636
Contract purchase payments	3,877,203	24,988,342	17,405,287	42,065	34,159
Net transfers(1)	1,322,582	11,678,006	9,167,909	(106,580)	(237,993)
Transfers for policy loans	—	—	—	(2,407)	414
Contract charges	(54,576)	(520,531)	(409,689)	(3,831)	(3,303)
Contract terminations:
Surrender benefits	(72,627)	(874,951)	(518,812)	(525,803)	(730,062)
Death benefits	—	(80,603)	—	(68,894)	(33,452)
Units outstanding at end of year	9,569,967	73,876,650	58,990,218	3,400,223	3,388,399

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$3,013	$206,243	$(38,725)	$14,080
Net realized gain (loss) on sales of investments	41,510	(8,948)	185,900	(2,017)
Distributions from capital gains	134,700	462,229	359,947	—
Net change in unrealized appreciation or depreciation of investments	(254,487)	(1,017,130)	(502,716)	(31,390)
Net increase (decrease) in net assets resulting from operations	(75,264)	(357,606)	4,406	(19,327)

Contract transactions
Contract purchase payments	39,496	17,397	271,608	13,486
Net transfers(1)	84,692	(6,409)	235,153	11,212
Transfers for policy loans	13,363	975	1,641	7
Adjustments to net assets allocated to contracts in payment period	—	(1,225)	—	—
Contract charges	(1,486)	(2,761)	(1,580)	(32)
Contract terminations:
Surrender benefits	(87,963)	(223,772)	(522,776)	(42,682)
Death benefits	—	(34,209)	(71,758)	(6,069)
Increase (decrease) from contract transactions	48,102	(250,004)	(87,712)	(24,078)
Net assets at beginning of year	1,966,644	2,232,275	3,547,597	395,413
Net assets at end of year	$1,939,482	$1,624,665	$3,464,291	$352,008

Accumulation unit activity
Units outstanding at beginning of year	801,681	1,395,551	1,248,618	350,059
Contract purchase payments	15,769	11,086	82,986	12,332
Net transfers(1)	37,382	246	67,827	10,233
Transfers for policy loans	5,400	669	529	6
Contract charges	(596)	(1,900)	(499)	(29)
Contract terminations:
Surrender benefits	(36,068)	(149,184)	(162,844)	(38,474)
Death benefits	—	(20,430)	(23,009)	(5,505)
Units outstanding at end of year	823,568	1,236,038	1,213,608	328,622

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$3,142	$(5,953)	$20,350	$66,366	$20,339
Net realized gain (loss) on sales of investments	1,466	138,980	250,134	(15,856)	46,014
Distributions from capital gains	—	—	451,333	—	—
Net change in unrealized appreciation or depreciation of investments	47,896	149,092	107,994	1,452,977	(121,905)
Net increase (decrease) in net assets resulting from operations	52,504	282,119	829,811	1,503,487	(55,552)

Contract transactions
Contract purchase payments	190,456	8,381	39,874	141,240	121,274
Net transfers(1)	(2,837)	(109,256)	187,721	(486,102)	(139,669)
Transfers for policy loans	—	(139)	6,369	(684)	(1,047)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,343)	—
Contract charges	(59)	(1,205)	(3,188)	(9,466)	(1,053)
Contract terminations:
Surrender benefits	(7,416)	(232,155)	(661,606)	(1,043,877)	(395,453)
Death benefits	(684)	(35,747)	(5,949)	(110,095)	(17,184)
Increase (decrease) from contract transactions	179,460	(370,121)	(436,779)	(1,511,327)	(433,132)
Net assets at beginning of year	346,509	948,819	4,935,856	6,753,464	2,665,516
Net assets at end of year	$578,473	$860,817	$5,328,888	$6,745,624	$2,176,832

Accumulation unit activity
Units outstanding at beginning of year	314,587	663,095	2,408,243	4,875,255	2,632,421
Contract purchase payments	161,214	4,897	17,789	93,268	121,695
Net transfers(1)	(2,331)	(64,905)	101,711	(311,532)	(147,950)
Transfers for policy loans	—	(99)	2,840	(3,735)	(1,023)
Contract charges	(51)	(696)	(1,463)	(5,557)	(1,052)
Contract terminations:
Surrender benefits	(6,136)	(134,490)	(304,569)	(704,065)	(397,934)
Death benefits	(565)	(22,102)	(2,808)	(82,043)	(17,242)
Units outstanding at end of year	466,718	445,700	2,221,743	3,861,591	2,188,915

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$137	$18,493	$(16,974)	$7,436	$10,285
Net realized gain (loss) on sales of investments	24,352	448,101	410,776	107,270	(15,178)
Distributions from capital gains	—	86,267	124,223	—	46,864
Net change in unrealized appreciation or depreciation of investments	59,049	(138,563)	138,012	(48,845)	433,127
Net increase (decrease) in net assets resulting from operations	83,538	414,298	656,037	65,861	475,098

Contract transactions
Contract purchase payments	1,240	72,768	14,475	10,409	429,610
Net transfers(1)	298	(69,657)	(305,513)	5,059	(135,012)
Transfers for policy loans	341	5,533	(337)	182	29
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(110)	(2,175)	(3,329)	(353)	(2,129)
Contract terminations:
Surrender benefits	(82,052)	(1,236,434)	(748,728)	(309,803)	(592,043)
Death benefits	(4,714)	(36,005)	(12,839)	—	(48,261)
Increase (decrease) from contract transactions	(84,997)	(1,265,970)	(1,056,271)	(294,506)	(347,806)
Net assets at beginning of year	308,030	4,582,947	2,417,172	1,062,120	3,981,030
Net assets at end of year	$306,571	$3,731,275	$2,016,938	$833,475	$4,108,322

Accumulation unit activity
Units outstanding at beginning of year	282,421	1,953,810	1,207,389	315,940	3,362,486
Contract purchase payments	970	28,953	6,127	2,978	336,060
Net transfers(1)	530	(21,534)	(107,500)	1,427	(108,601)
Transfers for policy loans	261	2,540	(187)	52	24
Contract charges	(83)	(908)	(1,372)	(103)	(1,678)
Contract terminations:
Surrender benefits	(64,292)	(493,739)	(327,186)	(91,126)	(466,303)
Death benefits	(3,497)	(14,253)	(5,116)	—	(38,228)
Units outstanding at end of year	216,310	1,454,869	772,155	229,168	3,083,760

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$8,084	$(259,500)	$15,584	$(23,466)	$(209,226)
Net realized gain (loss) on sales of investments	61,074	767,777	(9,798)	54,469	1,497,660
Distributions from capital gains	7,959	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	17,035	2,456,376	(3,402)	372,422	2,677,708
Net increase (decrease) in net assets resulting from operations	94,152	2,964,653	2,384	403,425	3,966,142

Contract transactions
Contract purchase payments	6,740	6,036,102	20,544	429,127	204,390
Net transfers(1)	(6,596)	4,348,387	87,383	460,057	(645,899)
Transfers for policy loans	1,154	983	—	914	35,504
Adjustments to net assets allocated to contracts in payment period	—	(126,752)	—	—	(27,181)
Contract charges	(802)	(10,466)	(58)	(496)	(24,372)
Contract terminations:
Surrender benefits	(477,877)	(2,518,900)	(69,667)	(183,305)	(2,104,190)
Death benefits	—	(184,996)	—	(15,637)	(336,850)
Increase (decrease) from contract transactions	(477,381)	7,544,358	38,202	690,660	(2,898,598)
Net assets at beginning of year	1,113,509	18,217,663	260,813	1,730,990	18,817,076
Net assets at end of year	$730,280	$28,726,674	$301,399	$2,825,075	$19,884,620

Accumulation unit activity
Units outstanding at beginning of year	717,294	9,177,709	429,079	1,171,940	9,846,669
Contract purchase payments	4,125	3,250,358	34,508	260,718	103,001
Net transfers(1)	(3,556)	2,409,283	149,459	284,903	(341,566)
Transfers for policy loans	702	(684)	—	561	16,457
Contract charges	(489)	(5,125)	(97)	(305)	(12,500)
Contract terminations:
Surrender benefits	(297,044)	(1,237,586)	(119,418)	(114,710)	(998,649)
Death benefits	—	(81,878)	—	(9,500)	(154,500)
Units outstanding at end of year	421,032	13,512,077	493,531	1,593,607	8,458,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$(1,686)	$(271,256)	$18,372	$(86,090)	$(61,425)
Net realized gain (loss) on sales of investments	(376)	2,978,823	5,066	699,661	(359,856)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,859	723,946	29,343	2,894,597	724,099
Net increase (decrease) in net assets resulting from operations	797	3,431,513	52,781	3,508,168	302,818

Contract transactions
Contract purchase payments	106,153	356,200	66,796	108,070	47,141
Net transfers(1)	7,846	(900,185)	70,776	(451,741)	(154,689)
Transfers for policy loans	—	(193)	25	12,887	3,737
Adjustments to net assets allocated to contracts in payment period	—	(27,110)	—	(2,744)	(880)
Contract charges	(20)	(20,933)	(252)	(11,892)	(10,236)
Contract terminations:
Surrender benefits	(15,227)	(4,806,059)	(84,577)	(1,445,852)	(911,693)
Death benefits	—	(399,980)	(4,345)	(94,575)	(125,711)
Increase (decrease) from contract transactions	98,752	(5,798,260)	48,423	(1,885,847)	(1,152,331)
Net assets at beginning of year	75,100	29,269,780	464,474	8,089,583	6,698,658
Net assets at end of year	$174,649	$26,903,033	$565,678	$9,711,904	$5,849,145

Accumulation unit activity
Units outstanding at beginning of year	86,353	12,215,202	474,604	4,305,002	4,629,846
Contract purchase payments	121,497	137,676	63,750	48,584	30,740
Net transfers(1)	8,689	(346,254)	69,205	(196,609)	(107,750)
Transfers for policy loans	—	(1,182)	23	6,438	1,978
Contract charges	(23)	(8,972)	(240)	(4,912)	(6,959)
Contract terminations:
Surrender benefits	(17,149)	(1,946,557)	(79,964)	(588,128)	(600,263)
Death benefits	—	(166,768)	(4,137)	(44,903)	(89,742)
Units outstanding at end of year	199,367	9,883,145	523,241	3,525,472	3,857,850

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(77,892)	$527,731	$467,132	$412,150	$(37,740)
Net realized gain (loss) on sales of investments	219	82,677	(348,167)	(58,424)	597,148
Distributions from capital gains	—	—	—	203,506	—
Net change in unrealized appreciation or depreciation of investments	(218)	36,388	382,941	117,027	465,308
Net increase (decrease) in net assets resulting from operations	(77,891)	646,796	501,906	674,259	1,024,716

Contract transactions
Contract purchase payments	313,068	84,699	102,851	201,082	86,478
Net transfers(1)	5,814,272	260,209	(278,463)	(868,985)	(374,084)
Transfers for policy loans	8,773	(1,598)	1,754	12,611	10,054
Adjustments to net assets allocated to contracts in payment period	(1,354)	(7,358)	(1,828)	(20,050)	—
Contract charges	(9,719)	(7,342)	(14,763)	(33,351)	(4,849)
Contract terminations:
Surrender benefits	(5,347,462)	(2,618,670)	(1,622,425)	(3,975,543)	(907,470)
Death benefits	(53,721)	(119,610)	(154,248)	(314,288)	(22,294)
Increase (decrease) from contract transactions	723,857	(2,409,670)	(1,967,122)	(4,998,524)	(1,212,165)
Net assets at beginning of year	11,808,467	12,480,201	10,095,633	26,087,453	4,293,724
Net assets at end of year	$12,454,433	$10,717,327	$8,630,417	$21,763,188	$4,106,275

Accumulation unit activity
Units outstanding at beginning of year	11,192,362	5,085,662	5,229,001	15,587,625	3,814,854
Contract purchase payments	297,398	33,838	50,075	116,310	80,416
Net transfers(1)	5,578,751	120,383	(137,849)	(500,208)	(309,529)
Transfers for policy loans	7,671	(554)	917	6,913	9,013
Contract charges	(9,324)	(2,926)	(7,309)	(20,039)	(3,657)
Contract terminations:
Surrender benefits	(4,999,184)	(1,060,337)	(816,654)	(2,342,988)	(605,248)
Death benefits	(48,476)	(45,658)	(78,630)	(191,333)	(16,528)
Units outstanding at end of year	12,019,198	4,130,408	4,239,551	12,656,280	2,969,321

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(186,995)	$31,710	$18,950	$(40,587)	$(25,408)
Net realized gain (loss) on sales of investments	558,746	(16,151)	2,312	279,507	290,064
Distributions from capital gains	—	—	3,312	—	—
Net change in unrealized appreciation or depreciation of investments	3,118,570	3,781	52,508	456,794	57,067
Net increase (decrease) in net assets resulting from operations	3,490,321	19,340	77,082	695,714	321,723

Contract transactions
Contract purchase payments	4,171,998	174,325	40,223	45,761	39,815
Net transfers(1)	3,073,561	1,259,354	10,770	(4,002)	(81,918)
Transfers for policy loans	1,784	(3,291)	344	5,748	(1,378)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,315)	—
Contract charges	(4,583)	(1,268)	(268)	(1,752)	(2,417)
Contract terminations:
Surrender benefits	(1,354,134)	(504,526)	(69,693)	(465,488)	(482,141)
Death benefits	(51,542)	(89,833)	(21,381)	(72,692)	(21,515)
Increase (decrease) from contract transactions	5,837,084	834,761	(40,005)	(495,740)	(549,554)
Net assets at beginning of year	13,709,812	2,474,766	802,219	3,460,758	2,912,990
Net assets at end of year	$23,037,217	$3,328,867	$839,296	$3,660,732	$2,685,159

Accumulation unit activity
Units outstanding at beginning of year	7,361,721	2,328,592	802,241	2,023,495	1,332,416
Contract purchase payments	2,104,511	161,780	37,853	23,692	16,968
Net transfers(1)	1,607,168	1,180,853	8,954	(7,288)	(35,054)
Transfers for policy loans	243	(3,385)	323	3,173	(667)
Contract charges	(2,304)	(1,198)	(254)	(887)	(1,057)
Contract terminations:
Surrender benefits	(675,776)	(472,523)	(65,194)	(241,670)	(206,861)
Death benefits	(25,694)	(82,834)	(20,246)	(39,297)	(11,152)
Units outstanding at end of year	10,369,869	3,111,285	763,677	1,761,218	1,094,593

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$47,753	$(9,858)	$(17,917)	$78,409	$67,662
Net realized gain (loss) on sales of investments	165,632	124,891	193,444	5,625	(135,633)
Distributions from capital gains	—	—	—	2,785	—
Net change in unrealized appreciation or depreciation of investments	1,004,226	70,397	38,247	11,594	70,906
Net increase (decrease) in net assets resulting from operations	1,217,611	185,430	213,774	98,413	2,935

Contract transactions
Contract purchase payments	87,780	18,391	21,073	46,059	20,169
Net transfers(1)	(188,801)	202,443	(42,429)	(140,376)	5,062
Transfers for policy loans	5,511	721	1,729	1,855	(38)
Adjustments to net assets allocated to contracts in payment period	(6,098)	—	(741)	(6,126)	—
Contract charges	(3,190)	(539)	(1,255)	(2,841)	(701)
Contract terminations:
Surrender benefits	(821,661)	(271,223)	(375,014)	(643,787)	(112,667)
Death benefits	(40,042)	(4,150)	(13,189)	(127,698)	(5,494)
Increase (decrease) from contract transactions	(966,501)	(54,357)	(409,826)	(872,914)	(93,669)
Net assets at beginning of year	5,037,846	966,849	2,069,559	4,496,627	896,113
Net assets at end of year	$5,288,956	$1,097,922	$1,873,507	$3,722,126	$805,379

Accumulation unit activity
Units outstanding at beginning of year	3,892,274	468,272	826,269	3,479,686	1,727,107
Contract purchase payments	63,410	8,652	7,631	34,102	39,828
Net transfers(1)	(135,227)	95,636	(18,679)	(108,284)	11,141
Transfers for policy loans	4,135	337	676	1,159	(2)
Contract charges	(2,252)	(247)	(478)	(2,194)	(1,397)
Contract terminations:
Surrender benefits	(556,909)	(123,951)	(152,293)	(494,180)	(222,691)
Death benefits	(24,741)	(1,874)	(4,805)	(95,183)	(11,013)
Units outstanding at end of year	3,240,690	446,825	658,321	2,815,106	1,542,973

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(3,377)	$94,164	$897	$(73,642)	$(19,234)
Net realized gain (loss) on sales of investments	(29,709)	(558,715)	9,627	649,056	323,206
Distributions from capital gains	—	59,159	—	—	—
Net change in unrealized appreciation or depreciation of investments	23,913	509,297	115,123	1,653,727	66,196
Net increase (decrease) in net assets resulting from operations	(9,173)	103,905	125,647	2,229,141	370,168

Contract transactions
Contract purchase payments	19,276	28,996	218,675	99,896	14,638
Net transfers(1)	167,338	257,735	162,772	(1,179,535)	(229,468)
Transfers for policy loans	500	28	434	2,635	(415)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(75)	(18,791)	(87)	(9,755)	(6,581)
Contract terminations:
Surrender benefits	(40,798)	(1,273,094)	(49,320)	(1,631,444)	(362,595)
Death benefits	(19,825)	(104,503)	—	(65,910)	(45,204)
Increase (decrease) from contract transactions	126,416	(1,109,629)	332,474	(2,784,113)	(629,625)
Net assets at beginning of year	451,546	7,365,103	399,326	7,793,581	2,237,647
Net assets at end of year	$568,789	$6,359,379	$857,447	$7,238,609	$1,978,190

Accumulation unit activity
Units outstanding at beginning of year	451,304	5,109,306	391,297	7,369,564	1,411,460
Contract purchase payments	20,075	19,889	187,909	81,051	8,448
Net transfers(1)	170,734	179,239	150,311	(909,896)	(134,413)
Transfers for policy loans	514	16	378	1,973	(255)
Contract charges	(78)	(12,961)	(75)	(7,854)	(3,784)
Contract terminations:
Surrender benefits	(42,492)	(876,814)	(43,121)	(1,288,528)	(206,642)
Death benefits	(20,711)	(73,051)	—	(54,368)	(26,659)
Units outstanding at end of year	579,346	4,345,624	686,699	5,191,942	1,048,155

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(8,989)	$(6,795)	$5,999	$165,679	$(55,858)
Net realized gain (loss) on sales of investments	106,543	(5,645)	(3,557)	3,160	1,338,890
Distributions from capital gains	—	159	—	—	1,474,660
Net change in unrealized appreciation or depreciation of investments	36,443	(2,355)	35,383	7,336	2,291,541
Net increase (decrease) in net assets resulting from operations	133,997	(14,636)	37,825	176,175	5,049,233

Contract transactions
Contract purchase payments	14,313	110,922	55,914	73,043	2,667,562
Net transfers(1)	80,483	55,652	38,652	(235,520)	(1,320,985)
Transfers for policy loans	597	(7,414)	434	2,208	(11,168)
Adjustments to net assets allocated to contracts in payment period	(1,182)	—	—	(587)	(10,946)
Contract charges	(659)	(2,967)	(176)	(6,890)	(15,102)
Contract terminations:
Surrender benefits	(220,075)	(281,801)	(108,229)	(1,198,164)	(3,921,066)
Death benefits	(571)	(135,137)	(2,401)	(145,894)	(101,174)
Increase (decrease) from contract transactions	(127,094)	(260,745)	(15,806)	(1,511,804)	(2,712,879)
Net assets at beginning of year	973,840	2,965,516	661,334	7,874,384	25,245,711
Net assets at end of year	$980,743	$2,690,135	$683,353	$6,538,755	$27,582,065

Accumulation unit activity
Units outstanding at beginning of year	406,303	2,991,418	675,552	5,824,033	13,607,070
Contract purchase payments	5,724	111,725	55,577	53,622	1,300,601
Net transfers(1)	33,251	53,504	38,766	(183,224)	(569,351)
Transfers for policy loans	241	(7,445)	425	1,584	(4,866)
Contract charges	(259)	(2,974)	(175)	(5,021)	(7,261)
Contract terminations:
Surrender benefits	(88,455)	(284,253)	(106,570)	(866,876)	(1,899,801)
Death benefits	(235)	(136,253)	(2,451)	(106,150)	(48,805)
Units outstanding at end of year	356,570	2,725,722	661,124	4,717,968	12,377,587

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$3,313	$(5,702)	$1,312	$57,596	$125,205
Net realized gain (loss) on sales of investments	45,631	98,851	3,711	8,382	(49,666)
Distributions from capital gains	27,769	102,878	271	13,726	—
Net change in unrealized appreciation or depreciation of investments	91,697	184,982	66,219	48,498	405,982
Net increase (decrease) in net assets resulting from operations	168,410	381,009	71,513	128,202	481,521

Contract transactions
Contract purchase payments	4,171	12,593	3,137	537,691	65,664
Net transfers(1)	(5,720)	(123,937)	6,120	457,271	(218,440)
Transfers for policy loans	1,707	2,220	2,449	1,090	5,984
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(881)
Contract charges	(429)	(916)	(107)	(587)	(4,550)
Contract terminations:
Surrender benefits	(115,093)	(374,906)	(24,364)	(276,666)	(1,090,177)
Death benefits	(14,564)	(5,129)	(4,918)	(19,980)	(59,873)
Increase (decrease) from contract transactions	(129,928)	(490,075)	(17,683)	698,819	(1,302,273)
Net assets at beginning of year	1,129,296	2,209,696	258,816	1,887,825	5,578,854
Net assets at end of year	$1,167,778	$2,100,630	$312,646	$2,714,846	$4,758,102

Accumulation unit activity
Units outstanding at beginning of year	592,507	616,550	206,062	1,805,160	3,202,463
Contract purchase payments	2,042	3,190	2,104	491,889	34,921
Net transfers(1)	(2,667)	(32,268)	4,163	420,838	(103,288)
Transfers for policy loans	824	572	1,693	996	2,431
Contract charges	(211)	(237)	(73)	(538)	(2,506)
Contract terminations:
Surrender benefits	(56,307)	(96,144)	(17,352)	(256,824)	(657,452)
Death benefits	(6,840)	(1,367)	(3,511)	(18,435)	(34,292)
Units outstanding at end of year	529,348	490,296	193,086	2,443,086	2,442,277

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$62,012	$(35,864)	$(15,044)	$1,928	$(1,387)
Net realized gain (loss) on sales of investments	1,288	148,239	175,208	6	4,966
Distributions from capital gains	—	594,807	425,727	—	40,510
Net change in unrealized appreciation or depreciation of investments	97,225	57,376	194,565	3,236	(7,516)
Net increase (decrease) in net assets resulting from operations	160,525	764,558	780,456	5,170	36,573

Contract transactions
Contract purchase payments	521,872	750,264	65,930	16,519	1,219
Net transfers(1)	127,608	385,324	(409,332)	42,939	797
Transfers for policy loans	—	(2,621)	(288)	—	91
Adjustments to net assets allocated to contracts in payment period	—	—	(2,972)	—	—
Contract charges	(436)	(3,569)	(8,094)	(75)	(81)
Contract terminations:
Surrender benefits	(164,252)	(1,451,135)	(1,109,142)	(5,708)	(21,272)
Death benefits	(12,160)	(71,030)	(41,336)	—	(3,595)
Increase (decrease) from contract transactions	472,632	(392,767)	(1,505,234)	53,675	(22,841)
Net assets at beginning of year	1,641,878	8,242,370	8,606,024	118,683	362,157
Net assets at end of year	$2,275,035	$8,614,161	$7,881,246	$177,528	$375,889

Accumulation unit activity
Units outstanding at beginning of year	1,427,310	2,702,168	2,154,865	130,496	133,320
Contract purchase payments	437,813	292,303	15,703	17,632	432
Net transfers(1)	107,853	132,514	(99,687)	46,252	363
Transfers for policy loans	—	(1,242)	(22)	—	32
Contract charges	(362)	(1,103)	(1,961)	(82)	(28)
Contract terminations:
Surrender benefits	(136,343)	(486,172)	(262,365)	(5,983)	(7,650)
Death benefits	(10,272)	(19,346)	(10,428)	—	(1,320)
Units outstanding at end of year	1,825,999	2,619,122	1,796,105	188,315	125,149

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$19,783	$(2,319)	$20,535	$64,540	$(18,773)
Net realized gain (loss) on sales of investments	480,719	4,859	1,208	464,296	53,403
Distributions from capital gains	497,596	22,546	40,043	263,902	111,058
Net change in unrealized appreciation or depreciation of investments	29,213	39,256	(1,863)	163,535	175,547
Net increase (decrease) in net assets resulting from operations	1,027,311	64,342	59,923	956,273	321,235

Contract transactions
Contract purchase payments	56,248	5,410	29,312	51,449	20,954
Net transfers(1)	(197,564)	(2,310)	90,884	(380,750)	(119,516)
Transfers for policy loans	628	—	—	6,757	1,195
Adjustments to net assets allocated to contracts in payment period	(421)	—	—	—	(3,589)
Contract charges	(9,830)	(127)	(194)	(17,186)	(1,863)
Contract terminations:
Surrender benefits	(1,104,908)	(9,127)	(75,015)	(808,557)	(614,457)
Death benefits	(46,483)	(3,170)	(14,882)	(57,741)	(27,162)
Increase (decrease) from contract transactions	(1,302,330)	(9,324)	30,105	(1,206,028)	(744,438)
Net assets at beginning of year	5,128,413	251,563	671,958	6,567,353	2,313,647
Net assets at end of year	$4,853,394	$306,581	$761,986	$6,317,598	$1,890,444

Accumulation unit activity
Units outstanding at beginning of year	2,816,123	164,785	625,194	3,386,218	1,172,184
Contract purchase payments	27,813	3,047	26,812	25,100	9,518
Net transfers(1)	(99,149)	(1,444)	80,324	(185,876)	(55,445)
Transfers for policy loans	320	—	—	3,386	547
Contract charges	(4,544)	(72)	(175)	(8,159)	(848)
Contract terminations:
Surrender benefits	(553,716)	(5,326)	(66,138)	(395,921)	(278,072)
Death benefits	(20,616)	(1,883)	(13,419)	(30,104)	(12,644)
Units outstanding at end of year	2,166,231	159,107	652,598	2,794,644	835,240

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$12,256	$(5,757)	$1,721	$(6,223)	$13,112
Net realized gain (loss) on sales of investments	298,273	11,842	(67,113)	27,724	(3,743)
Distributions from capital gains	—	41,429	—	57,327	—
Net change in unrealized appreciation or depreciation of investments	559,942	84,162	138,564	120,896	10,559
Net increase (decrease) in net assets resulting from operations	870,471	131,676	73,172	199,724	19,928

Contract transactions
Contract purchase payments	70,542	5,675	9,491	3,310	47,085
Net transfers(1)	(300,445)	4,636	(134,428)	(1,247)	(11,464)
Transfers for policy loans	748	—	—	2,973	—
Adjustments to net assets allocated to contracts in payment period	(5,621)	—	—	—	—
Contract charges	(4,142)	(359)	(276)	(254)	(260)
Contract terminations:
Surrender benefits	(843,853)	(67,154)	(103,138)	(53,893)	(86,956)
Death benefits	(70,618)	(17,817)	(490)	(3,383)	(8,628)
Increase (decrease) from contract transactions	(1,153,389)	(75,019)	(228,841)	(52,494)	(60,223)
Net assets at beginning of year	4,279,894	652,763	567,252	780,476	930,929
Net assets at end of year	$3,996,976	$709,420	$411,583	$927,706	$890,634

Accumulation unit activity
Units outstanding at beginning of year	2,802,102	457,775	574,932	593,924	911,562
Contract purchase payments	42,232	3,540	9,345	2,198	45,177
Net transfers(1)	(168,199)	2,490	(129,813)	(1,288)	(11,333)
Transfers for policy loans	443	—	—	2,016	—
Contract charges	(2,478)	(224)	(258)	(168)	(250)
Contract terminations:
Surrender benefits	(490,386)	(42,557)	(96,954)	(34,501)	(83,787)
Death benefits	(43,470)	(11,216)	(439)	(2,004)	(8,251)
Units outstanding at end of year	2,140,244	409,808	356,813	560,177	853,118

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(6,917)	$9,584	$(24,348)	$(4,932)	$(17,583)
Net realized gain (loss) on sales of investments	65,931	(83,570)	261,800	23,774	207
Distributions from capital gains	53,456	—	34,700	21,509	188,702
Net change in unrealized appreciation or depreciation of investments	191,053	422,349	549,382	48,290	691,078
Net increase (decrease) in net assets resulting from operations	303,523	348,363	821,534	88,641	862,404

Contract transactions
Contract purchase payments	1,753	26,960	249,646	20,914	45,399
Net transfers(1)	(37,047)	(70,454)	(483,643)	6,878	(184,641)
Transfers for policy loans	—	2,152	1,108	—	4,968
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(221)	(589)	(6,800)	(349)	(1,921)
Contract terminations:
Surrender benefits	(95,700)	(231,383)	(549,883)	(142,140)	(444,458)
Death benefits	—	(17,415)	(94,542)	(111,373)	(21,550)
Increase (decrease) from contract transactions	(131,215)	(290,729)	(884,114)	(226,070)	(602,203)
Net assets at beginning of year	746,045	1,286,803	3,444,016	534,018	3,398,055
Net assets at end of year	$918,353	$1,344,437	$3,381,436	$396,589	$3,658,256

Accumulation unit activity
Units outstanding at beginning of year	702,470	1,057,548	2,186,109	462,838	3,315,059
Contract purchase payments	1,342	18,539	140,856	16,371	38,997
Net transfers(1)	(32,162)	(50,432)	(267,369)	6,101	(143,639)
Transfers for policy loans	—	1,522	615	—	4,121
Contract charges	(171)	(417)	(3,746)	(280)	(1,645)
Contract terminations:
Surrender benefits	(71,421)	(165,362)	(301,993)	(107,613)	(383,439)
Death benefits	—	(13,051)	(53,727)	(89,288)	(18,257)
Units outstanding at end of year	600,058	848,347	1,700,745	288,129	2,811,197

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(13,705)	$207,619	$30,014	$(13,326)	$(3,296)
Net realized gain (loss) on sales of investments	37,119	100,010	112,591	(13,819)	90,282
Distributions from capital gains	33,309	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	314,592	504,513	18,581	451,647	153,013
Net increase (decrease) in net assets resulting from operations	371,315	812,142	161,186	424,502	239,999

Contract transactions
Contract purchase payments	25,070	276,111	24,377	114,002	11,443
Net transfers(1)	(32,708)	238,569	(290,928)	(201,692)	(153,799)
Transfers for policy loans	6,302	(1,581)	1,017	175	(161)
Adjustments to net assets allocated to contracts in payment period	—	(2,112)	—	—	—
Contract charges	(1,070)	(4,515)	(2,235)	(918)	(1,730)
Contract terminations:
Surrender benefits	(268,393)	(909,687)	(443,028)	(122,869)	(357,637)
Death benefits	—	(112,019)	(22,313)	(499)	(17,347)
Increase (decrease) from contract transactions	(270,799)	(515,234)	(733,110)	(211,801)	(519,231)
Net assets at beginning of year	1,596,973	6,062,215	2,296,509	1,199,262	1,125,165
Net assets at end of year	$1,697,489	$6,359,123	$1,724,585	$1,411,963	$845,933

Accumulation unit activity
Units outstanding at beginning of year	879,867	2,387,102	1,661,526	763,767	1,040,704
Contract purchase payments	12,355	118,209	16,957	58,492	9,102
Net transfers(1)	(15,165)	145,189	(201,859)	(98,436)	(132,952)
Transfers for policy loans	3,245	(549)	691	59	(171)
Contract charges	(521)	(1,622)	(1,562)	(473)	(1,373)
Contract terminations:
Surrender benefits	(127,684)	(328,847)	(310,900)	(62,637)	(273,455)
Death benefits	—	(44,490)	(15,690)	(223)	(13,452)
Units outstanding at end of year	752,097	2,274,992	1,149,163	660,549	628,403

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(1,068)	$(16,694)	$166,178	$(12,469)	$206,428
Net realized gain (loss) on sales of investments	(255)	243,640	(82,755)	118,254	(24,673)
Distributions from capital gains	—	—	—	209,161	—
Net change in unrealized appreciation or depreciation of investments	7,191	1,607,158	719,153	150,123	561,051
Net increase (decrease) in net assets resulting from operations	5,868	1,834,104	802,576	465,069	742,806

Contract transactions
Contract purchase payments	16,994	1,008,098	484,407	404,150	148,737
Net transfers(1)	16,628	(213,750)	(587,735)	121,684	(514,753)
Transfers for policy loans	—	1,700	(7,571)	(12)	(317)
Adjustments to net assets allocated to contracts in payment period	—	—	(2,020)	—	—
Contract charges	(12)	(1,673)	(19,907)	(1,196)	(7,664)
Contract terminations:
Surrender benefits	(215)	(850,278)	(2,609,303)	(621,603)	(1,421,637)
Death benefits	—	(40,011)	(188,838)	(18,479)	(74,246)
Increase (decrease) from contract transactions	33,395	(95,914)	(2,930,967)	(115,456)	(1,869,880)
Net assets at beginning of year	95,237	5,316,660	16,909,875	3,666,709	6,686,307
Net assets at end of year	$134,500	$7,054,850	$14,781,484	$4,016,322	$5,559,233

Accumulation unit activity
Units outstanding at beginning of year	103,050	2,966,570	11,151,491	1,597,340	4,684,268
Contract purchase payments	17,902	504,802	389,627	170,776	98,371
Net transfers(1)	17,572	(100,756)	(375,348)	52,896	(334,996)
Transfers for policy loans	—	689	(4,734)	(96)	(226)
Contract charges	(13)	(786)	(12,611)	(488)	(4,982)
Contract terminations:
Surrender benefits	—	(413,809)	(1,655,111)	(257,825)	(923,142)
Death benefits	—	(17,663)	(121,233)	(7,744)	(49,877)
Units outstanding at end of year	138,511	2,939,047	9,372,081	1,554,859	3,469,416

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$1,283	$7,740	$(1,190)	$(861)	$(15,719)
Net realized gain (loss) on sales of investments	644	(484)	80,432	8,768	(11,852)
Distributions from capital gains	—	—	55,502	30,736	4,671
Net change in unrealized appreciation or depreciation of investments	9,828	20,436	48,699	(26,921)	32,600
Net increase (decrease) in net assets resulting from operations	11,755	27,692	183,443	11,722	9,700

Contract transactions
Contract purchase payments	29,299	308,390	17,148	2,755	177,535
Net transfers(1)	32,443	236,727	(12,987)	(59,647)	151,914
Transfers for policy loans	—	352	2,185	2,506	106
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(64)	(365)	(639)	(143)	(730)
Contract terminations:
Surrender benefits	(21,139)	(36,892)	(118,706)	(28,104)	(165,277)
Death benefits	—	—	(31,284)	—	(17,828)
Increase (decrease) from contract transactions	40,539	508,212	(144,283)	(82,633)	145,720
Net assets at beginning of year	69,052	708,858	682,898	368,727	1,448,559
Net assets at end of year	$121,346	$1,244,762	$722,058	$297,816	$1,603,979

Accumulation unit activity
Units outstanding at beginning of year	68,518	677,165	343,601	118,145	1,519,904
Contract purchase payments	27,444	299,895	7,437	858	182,357
Net transfers(1)	31,398	230,289	(3,799)	(19,041)	154,492
Transfers for policy loans	—	346	920	794	109
Contract charges	(61)	(358)	(279)	(46)	(755)
Contract terminations:
Surrender benefits	(19,675)	(25,754)	(51,409)	(8,895)	(169,243)
Death benefits	—	—	(13,029)	—	(17,979)
Units outstanding at end of year	107,624	1,181,583	283,442	91,815	1,668,885

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(559)	$14,198	$(499,694)	$(522,722)	$(414,327)
Net realized gain (loss) on sales of investments	6,375	7,826	2,768,077	4,761,432	1,701,349
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	77,662	18,711	6,119,156	4,956,847	1,108,860
Net increase (decrease) in net assets resulting from operations	83,478	40,735	8,387,539	9,195,557	2,395,882

Contract transactions
Contract purchase payments	6,160	40,032	2,255,569	947,185	2,264,610
Net transfers(1)	(77,159)	202,824	(5,212,990)	641,013	(1,763,446)
Transfers for policy loans	—	237	(42,781)	(32,222)	913
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(358)	(162)	(270,087)	(369,097)	(290,472)
Contract terminations:
Surrender benefits	(169,699)	(107,246)	(2,369,958)	(9,346,090)	(5,276,450)
Death benefits	(5,805)	(11,716)	(368,298)	(466,112)	(831,977)
Increase (decrease) from contract transactions	(246,861)	123,969	(6,008,545)	(8,625,323)	(5,896,822)
Net assets at beginning of year	778,245	360,308	50,684,591	55,434,097	41,640,691
Net assets at end of year	$614,862	$525,012	$53,063,585	$56,004,331	$38,139,751

Accumulation unit activity
Units outstanding at beginning of year	310,530	459,225	32,439,041	35,344,478	34,599,691
Contract purchase payments	2,238	46,459	1,332,310	554,950	1,819,633
Net transfers(1)	(28,913)	235,435	(3,124,721)	375,376	(1,429,812)
Transfers for policy loans	—	276	(26,022)	(18,951)	775
Contract charges	(135)	(184)	(157,877)	(217,798)	(233,044)
Contract terminations:
Surrender benefits	(63,222)	(121,845)	(1,391,651)	(5,424,637)	(4,236,005)
Death benefits	(2,166)	(14,457)	(236,725)	(284,333)	(671,250)
Units outstanding at end of year	218,332	604,909	28,834,355	30,329,085	29,849,988

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2(2)	VP Man Risk US, Cl 2(2)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(469,662)	$(1,299)	$(2,446)	$(338,625)	$(787,955)
Net realized gain (loss) on sales of investments	3,100,312	36	52	355,557	617,406
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	337,336	17,133	35,651	2,088,699	7,227,384
Net increase (decrease) in net assets resulting from operations	2,967,986	15,870	33,257	2,105,631	7,056,835

Contract transactions
Contract purchase payments	314,544	317,680	1,426,756	2,465,357	10,818,334
Net transfers(1)	(7,936,615)	387,551	67,827	(3,090,287)	1,391,009
Transfers for policy loans	13,886	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(282,994)	(392)	(313)	(339,337)	(713,215)
Contract terminations:
Surrender benefits	(8,195,342)	(124)	(104)	(1,325,842)	(2,329,062)
Death benefits	(1,019,125)	—	—	(519,302)	(1,306,068)
Increase (decrease) from contract transactions	(17,105,646)	704,715	1,494,166	(2,809,411)	7,860,998
Net assets at beginning of year	56,481,593	—	—	32,626,513	67,847,426
Net assets at end of year	$42,343,933	$720,585	$1,527,423	$31,922,733	$82,765,259

Accumulation unit activity
Units outstanding at beginning of year	46,586,946	—	—	31,385,372	63,521,126
Contract purchase payments	250,846	313,497	1,397,942	2,294,129	9,518,496
Net transfers(1)	(6,352,708)	382,873	66,683	(2,877,819)	1,203,845
Transfers for policy loans	10,943	—	—	—	—
Contract charges	(226,280)	(383)	(304)	(314,296)	(632,949)
Contract terminations:
Surrender benefits	(6,540,862)	—	—	(1,234,013)	(2,074,706)
Death benefits	(834,884)	—	—	(480,405)	(1,159,395)
Units outstanding at end of year	32,894,001	695,987	1,464,321	28,772,968	70,376,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period September 18, 2017 (commencement of operations) to December 31, 2017.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	63

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(4,708,901)	$(9,133,864)	$(4,610,216)	$(6,060,835)	$(2,124,815)
Net realized gain (loss) on sales of investments	3,637,606	7,665,135	12,524,755	39,957,161	10,389,805
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	71,872,295	110,322,185	42,989,776	39,430,834	21,754,465
Net increase (decrease) in net assets resulting from operations	70,801,000	108,853,456	50,904,315	73,327,160	30,019,455

Contract transactions
Contract purchase payments	40,257,246	72,121,230	13,460,215	1,646,906	9,316,362
Net transfers(1)	5,431,506	1,500,040	9,217,689	5,675,997	(8,143,950)
Transfers for policy loans	(9,598)	(17,329)	42,238	(28,681)	(36,286)
Adjustments to net assets allocated to contracts in payment period	—	—	69,805	—	163,652
Contract charges	(4,945,245)	(9,885,266)	(3,538,611)	(4,179,147)	(1,589,759)
Contract terminations:
Surrender benefits	(16,709,499)	(29,596,358)	(34,120,920)	(98,351,316)	(19,427,286)
Death benefits	(1,854,327)	(5,892,903)	(5,074,895)	(8,287,063)	(841,287)
Increase (decrease) from contract transactions	22,170,083	28,229,414	(19,944,479)	(103,523,304)	(20,558,554)
Net assets at beginning of year	424,755,549	818,094,595	429,559,070	649,225,007	210,345,203
Net assets at end of year	$517,726,632	$955,177,465	$460,518,906	$619,028,863	$219,806,104

Accumulation unit activity
Units outstanding at beginning of year	380,944,097	711,883,470	308,714,441	463,580,469	142,284,710
Contract purchase payments	32,744,406	58,361,826	9,152,196	1,107,618	5,887,353
Net transfers(1)	4,327,343	1,320,942	6,223,970	3,766,807	(5,212,625)
Transfers for policy loans	(8,465)	(14,554)	29,187	(17,842)	(22,220)
Contract charges	(4,070,170)	(8,025,976)	(2,387,660)	(2,812,251)	(1,002,063)
Contract terminations:
Surrender benefits	(14,271,066)	(24,408,878)	(23,007,695)	(65,809,911)	(12,127,558)
Death benefits	(1,499,979)	(4,731,198)	(3,457,270)	(5,586,494)	(560,645)
Units outstanding at end of year	398,166,166	734,385,632	295,267,169	394,228,396	129,246,952

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(1,990,053)	$(945,841)	$(1,157,673)	$(45,525)	$(27,941)
Net realized gain (loss) on sales of investments	18,578,290	3,194,500	7,035,912	537,451	2,055
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,490,728	5,493,104	4,344,228	(204,975)	295,635
Net increase (decrease) in net assets resulting from operations	30,078,965	7,741,763	10,222,467	286,951	269,749

Contract transactions
Contract purchase payments	1,936,384	3,032,395	266,209	43,815	3,199,248
Net transfers(1)	(9,533,473)	1,883,676	456,556	(297,487)	1,354,677
Transfers for policy loans	(3,695)	(928)	(24,373)	4,150	—
Adjustments to net assets allocated to contracts in payment period	—	(25,437)	—	—	—
Contract charges	(1,242,980)	(641,501)	(710,800)	(10,737)	(9,418)
Contract terminations:
Surrender benefits	(34,206,309)	(8,588,323)	(18,185,301)	(618,473)	(17,443)
Death benefits	(1,520,481)	(1,442,863)	(3,014,446)	(71,701)	—
Increase (decrease) from contract transactions	(44,570,554)	(5,782,981)	(21,212,155)	(950,433)	4,527,064
Net assets at beginning of year	219,222,868	89,340,666	125,661,966	5,677,468	204,382
Net assets at end of year	$204,731,279	$91,299,448	$114,672,278	$5,013,986	$5,001,195

Accumulation unit activity
Units outstanding at beginning of year	147,586,664	68,910,170	96,287,219	1,919,646	203,110
Contract purchase payments	1,213,925	2,253,161	194,299	15,545	3,039,961
Net transfers(1)	(5,935,766)	1,373,296	314,410	(111,069)	1,279,160
Transfers for policy loans	(2,826)	(674)	(17,855)	1,280	—
Contract charges	(779,054)	(471,706)	(520,348)	(3,717)	(8,793)
Contract terminations:
Surrender benefits	(21,432,217)	(6,316,657)	(13,325,304)	(211,872)	(16,053)
Death benefits	(943,427)	(1,086,237)	(2,203,050)	(27,728)	—
Units outstanding at end of year	119,707,299	64,661,353	80,729,371	1,582,085	4,497,385

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	65

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(281,927)	$(223,801)	$31,722	$(142,749)	$(1,923)
Net realized gain (loss) on sales of investments	67,797	36,752	37,309	(439,118)	88,664
Distributions from capital gains	—	—	79,842	2,576,558	80,617
Net change in unrealized appreciation or depreciation of investments	4,511,897	2,984,916	2,786,181	729,441	40,983
Net increase (decrease) in net assets resulting from operations	4,297,767	2,797,867	2,935,054	2,724,132	208,341

Contract transactions
Contract purchase payments	22,412,105	22,792,897	138,750	167,271	40,969
Net transfers(1)	13,828,913	8,859,491	168	(533,435)	(58,995)
Transfers for policy loans	—	—	4,550	(10,647)	8,974
Adjustments to net assets allocated to contracts in payment period	—	—	(1,026)	(1,486)	—
Contract charges	(182,691)	(122,424)	(12,223)	(13,908)	(1,311)
Contract terminations:
Surrender benefits	(612,461)	(444,521)	(1,646,425)	(3,042,742)	(183,976)
Death benefits	—	(160,024)	(127,168)	(150,510)	(26,371)
Increase (decrease) from contract transactions	35,445,866	30,925,419	(1,643,374)	(3,585,457)	(220,710)
Net assets at beginning of year	7,129,948	5,024,991	9,709,635	16,317,925	1,979,013
Net assets at end of year	$46,873,581	$38,748,277	$11,001,315	$15,456,600	$1,966,644

Accumulation unit activity
Units outstanding at beginning of year	6,900,547	4,930,384	4,693,110	5,526,116	900,461
Contract purchase payments	19,985,547	20,795,132	59,006	50,128	17,517
Net transfers(1)	12,514,019	8,284,020	27,199	(181,160)	(26,860)
Transfers for policy loans	—	—	1,809	(3,340)	3,921
Contract charges	(159,978)	(110,715)	(4,869)	(4,264)	(562)
Contract terminations:
Surrender benefits	(553,748)	(407,537)	(654,686)	(982,927)	(80,926)
Death benefits	—	(145,761)	(55,896)	(45,917)	(11,870)
Units outstanding at end of year	38,686,387	33,345,523	4,065,673	4,358,636	801,681

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$38,941	$(32,976)	$15,390
Net realized gain (loss) on sales of investments	25,878	86,936	(915)
Distributions from capital gains	—	101,387	—
Net change in unrealized appreciation or depreciation of investments	373,459	583,319	11,041
Net increase (decrease) in net assets resulting from operations	438,278	738,666	25,516

Contract transactions
Contract purchase payments	17,724	291,405	30,124
Net transfers(1)	66,822	15,508	85,925
Transfers for policy loans	1,823	916	25
Adjustments to net assets allocated to contracts in payment period	(1,206)	—	—
Contract charges	(3,389)	(1,581)	(36)
Contract terminations:
Surrender benefits	(316,708)	(493,568)	(45,850)
Death benefits	(22,486)	(31,240)	—
Increase (decrease) from contract transactions	(257,420)	(218,560)	70,188
Net assets at beginning of year	2,051,417	3,027,491	299,709
Net assets at end of year	$2,232,275	$3,547,597	$395,413

Accumulation unit activity
Units outstanding at beginning of year	1,557,421	1,325,718	284,203
Contract purchase payments	11,518	118,545	27,386
Net transfers(1)	60,275	11,249	80,102
Transfers for policy loans	1,213	366	22
Contract charges	(2,442)	(624)	(32)
Contract terminations:
Surrender benefits	(216,340)	(193,991)	(41,622)
Death benefits	(16,094)	(12,645)	—
Units outstanding at end of year	1,395,551	1,248,618	350,059

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	67

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Variable Annuity (RAVA) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2018, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (previously Columbia Variable Portfolio – Global Bond Fund (Class 3))
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3))
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3))
Col VP Select Sm Cap Val, Cl 3

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
(effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3))

Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP AQR Man Fut Strategy, Cl 2	CTIVP® – AQR Managed Futures Strategy Fund (Class 2)

68	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Division	Fund
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP® – Lazard International Equity Advantage Fund (Class 2)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1)
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP WF Short Duration Govt, Cl 2	CTIVP® – Wells Fargo Short Duration Government Fund (Class 2)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B (previously Deutsche Alternative Asset Allocation VIP, Class B)
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy, Class II
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares(1),(2)
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Global Technology Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (effective on or about April 30, 2019, this Fund will be renamed to Morgan Stanley VIF Discovery Portfolio, Class II Shares)
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares(3)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares(4)
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares(5)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)(6)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)(6)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	69

Division	Fund
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(7)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(7)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(7)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson VIT Balanced Portfolio: Service Shares on April 27, 2018.
(2)	For the period April 27, 2018 (commencement of operations) to December 31, 2018.
(3)	Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
(4)	Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
(5)	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
(6)	For the period September 18, 2017 (commencement of operations) to December 31, 2017.
(7)	Effective September 18, 2017, the Fund option became available under RAVA.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2018.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on

70	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

For RAVA contracts, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 0.75% to 0.95% of the average daily net assets of each subaccount depending on the contract and death benefit option selected. The financial statements include other subaccounts that are not offered through RAVA contracts.

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	71

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2018 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$224,339
AB VPS Global Thematic Gro, Cl B	35,912
AB VPS Gro & Inc, Cl B	715,506
AB VPS Intl Val, Cl B	363,932
ALPS Alerian Engy Infr, Class III	347,875
AC VP Intl, Cl I	28,790
AC VP Mid Cap Val, Cl II	335,869
AC VP Ultra, Cl II	684,222
AC VP Val, Cl I	40,352
BlackRock Global Alloc, Cl III	848,081
Calvert VP SRI Bal, Cl I	110,360
Col VP Bal, Cl 3	6,223,495
Col VP Commodity Strategy, Cl 2	209,599
Col VP Contrarian Core, Cl 2	836,358
Col VP Disciplined Core, Cl 3	447,071
Col VP Div Abs Return, Cl 2	18,152
Col VP Divd Opp, Cl 3	417,213
Col VP Emerg Mkts Bond, Cl 2	420,981
Col VP Emer Mkts, Cl 3	1,022,842
Col VP Global Strategic Inc, Cl 3	446,598
Col VP Govt Money Mkt, Cl 3	2,969,007
Col VP Hi Yield Bond, Cl 3	823,104
Col VP Inc Opp, Cl 3	648,907
Col VP Inter Bond, Cl 3	1,260,114
Col VP Lg Cap Gro, Cl 3	253,110
Col VP Lg Cap Index, Cl 3	6,475,076
Col VP Limited Duration Cr, Cl 2	662,921
Col VP Long Govt/Cr Bond, Cl 2	112,689
Col VP Mid Cap Gro, Cl 3	86,599
Col VP Mid Cap Val, Cl 3	62,698
Col VP Overseas Core, Cl 3	212,536
Col VP Select Lg Cap Val, Cl 3	119,519
Col VP Select Sm Cap Val, Cl 3	25,130
Col VP US Govt Mtge, Cl 3	213,705
CS Commodity Return	105,454
CTIVP AQR Man Fut Strategy, Cl 2	215,914
CTIVP BR Gl Infl Prot Sec, Cl 3	556,735
CTIVP Lazard Intl Eq Adv, Cl 2	456,736
CTIVP Loomis Sayles Gro, Cl 1	160,627
CTIVP MFS Blend Res Core Eq, Cl 3	40,160
CTIVP Vty Sycamore Estb Val, Cl 3	194,338
CTIVP WF Short Duration Govt, Cl 2	725,265
DWS Alt Asset Alloc VIP, Cl B	113,105
EV VT Floating-Rate Inc, Init Cl	1,613,857
Fid VIP Contrafund, Serv Cl 2	6,869,864
Fid VIP Gro & Inc, Serv Cl	88,259
Fid VIP Mid Cap, Serv Cl	200,491
Fid VIP Overseas, Serv Cl	18,362

Division	Purchases
Fid VIP Strategic Inc, Serv Cl 2	$2,338,175
Frank Global Real Est, Cl 2	243,253
Frank Inc, Cl 2	387,166
Frank Sm Cap Val, Cl 2	2,294,008
GS VIT Mid Cap Val, Inst	974,755
GS VIT Multi-Strategy Alt, Advisor	69,180
GS VIT Sm Cap Eq Insights, Inst	58,696
GS VIT U.S. Eq Insights, Inst	983,847
Invesco VI Am Fran, Ser I	25,151
Invesco VI Bal Risk Alloc, Ser II	170,422
Invesco VI Comstock, Ser II	813,863
Invesco VI Hlth, Ser II	386,710
Invesco VI Intl Gro, Ser II	324,853
Invesco VI Mid Cap Gro, Ser I	97,113
Ivy VIP Asset Strategy	161,587
Janus Henderson VIT Bal, Serv	3,383,636
Janus Henderson VIT Enter, Serv	64,905
Janus Henderson VIT Flex Bd, Serv	100,338
Janus Henderson VIT Gbl Tech, Serv	74,020
Janus Henderson VIT Overseas, Serv	45,754
Janus Henderson VIT Res, Serv	437,480
Lazard Ret Global Dyn MA, Serv	57,184
MFS Mass Inv Gro Stock, Serv Cl	341,510
MFS New Dis, Serv Cl	370,931
MFS Utilities, Serv Cl	460,737
MS VIF Global Real Est, Cl II	97,503
MS VIF Mid Cap Gro, Cl II	864,528
NB AMT Intl Eq, Cl S	104,371
NB AMT US Eq Index PW Strat, Cl S	44,928
Oppen Global VA, Serv	1,885,082
Oppen Global Strategic Inc VA, Srv	1,005,512
Oppen Main St Sm Cap VA, Serv	1,054,231
PIMCO VIT All Asset, Advisor Cl	520,973
PIMCO VIT Glb MA Man Alloc, Adv Cl	103,834
PIMCO VIT Tot Return, Advisor Cl	837,855
Put VT Sus Leaders, Cl IB	275,753
Royce Micro-Cap, Invest Cl	19,948
Temp Global Bond, Cl 2	263,120
Third Ave Val	35,940
VanEck VIP Global Gold, Cl S	233,437
VP Aggr, Cl 2	3,272,262
VP Aggr, Cl 4	1,769,251
VP Conserv, Cl 2	5,139,483
VP Conserv, Cl 4	2,481,417
VP Man Risk, Cl 2	4,183,320
VP Man Risk US, Cl 2	6,925,061
VP Man Vol Conserv, Cl 2	14,698,268
VP Man Vol Conserv Gro, Cl 2	15,315,086

72	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Division	Purchases
VP Man Vol Gro, Cl 2	$53,566,470
VP Man Vol Mod Gro, Cl 2	72,522,653
VP Mod, Cl 2	29,269,451
VP Mod, Cl 4	8,684,125
VP Mod Aggr, Cl 2	14,427,027
VP Mod Aggr, Cl 4	3,334,168
VP Mod Conserv, Cl 2	6,406,193
VP Mod Conserv, Cl 4	3,881,637
VP Ptnrs Sm Cap Val, Cl 3	141,513

Division	Purchases
VP US Flex Conserv Gro, Cl 2	$7,213,994
VP US Flex Gro, Cl 2	46,297,354
VP US Flex Mod Gro, Cl 2	31,836,165
Wanger Intl	1,698,157
Wanger USA	3,794,851
WF VT Index Asset Alloc, Cl 2	344,233
WF VT Intl Eq, Cl 2	826,378
WF VT Sm Cap Gro, Cl 2	990,817
WA Var Global Hi Yd Bond, Cl II	51,241

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.17	$1.71	$2.28	$1.10	$0.82
0.75%	1.16	1.66	2.31	1.65	0.81
0.85%	1.15	1.78	2.06	0.79	0.80
0.95%	1.15	1.62	2.23	1.59	0.80
1.00%	1.14	1.61	2.82	1.76	0.80
1.05%	1.14	1.74	2.00	0.77	0.79
1.10%	1.14	1.73	1.99	0.77	0.79
1.15%	1.13	—	—	—	0.79
1.20%	1.13	1.57	2.73	1.70	0.79
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.13	1.69	1.96	0.75	0.78
1.30%	1.12	1.68	1.94	0.75	0.78
1.35%	1.12	—	—	—	0.78
1.40%	1.12	—	—	—	0.78
1.45%	1.11	1.65	1.91	0.74	0.78
1.50%	1.11	—	—	—	0.77
1.55%	1.11	—	—	—	0.77
1.60%	1.10	—	—	—	0.77
1.65%	1.10	—	—	—	0.77
1.70%	1.10	—	—	—	0.76
1.75%	1.09	—	—	—	0.76
1.80%	1.09	—	—	—	0.76
1.85%	1.09	—	—	—	0.76

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	73

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	$—	$2.02	$2.60	$—	$1.26
0.75%	1.22	1.98	2.53	3.32	1.24
0.85%	—	2.44	2.75	—	1.23
0.95%	1.17	1.93	2.46	3.20	1.22
1.00%	—	1.92	2.45	—	1.22
1.05%	—	2.38	2.68	—	1.22
1.10%	—	2.37	2.66	—	1.21
1.15%	—	—	—	—	1.21
1.20%	—	1.87	2.38	—	1.20
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.32	2.62	—	1.20
1.30%	—	2.31	2.60	—	1.20
1.35%	—	—	—	—	1.19
1.40%	—	—	—	—	1.19
1.45%	—	2.27	2.55	—	1.18
1.50%	—	—	—	—	1.09
1.55%	—	—	—	—	1.18
1.60%	—	—	—	—	1.17
1.65%	—	—	—	—	1.17
1.70%	—	—	—	—	1.16
1.75%	—	—	—	—	1.08
1.80%	—	—	—	—	1.16
1.85%	—	—	—	—	1.07

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$1.85	$2.05	$0.53	$1.64	$2.43
0.75%	1.68	1.84	0.52	1.62	1.70
0.85%	—	1.84	0.52	1.61	2.18
0.95%	1.62	1.78	0.52	1.60	1.64
1.00%	2.06	2.34	0.52	1.60	2.74
1.05%	—	1.79	0.52	1.59	2.12
1.10%	—	1.78	0.51	1.59	2.11
1.15%	—	1.51	0.51	1.59	—
1.20%	1.99	2.27	0.51	1.58	2.66
1.25%	—	—	—	—	—
1.25%	—	1.75	—	—	2.07
1.25%	—	—	—	—	—
1.25%	—	2.72	—	—	2.71
1.25%	—	—	0.51	1.58	—
1.30%	—	1.74	0.51	1.57	2.06
1.35%	—	1.87	0.51	1.57	—
1.40%	—	1.49	0.51	1.56	—
1.45%	—	1.71	0.50	1.56	2.02
1.50%	—	1.32	0.50	1.55	—
1.55%	—	1.84	0.50	1.55	—
1.60%	—	1.83	0.50	1.55	—
1.65%	—	1.46	0.50	1.54	—
1.70%	—	1.81	0.50	1.54	—
1.75%	—	1.30	0.50	1.53	—
1.80%	—	1.45	0.49	1.53	—
1.85%	—	1.30	0.49	1.52	—

74	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
0.55%	$0.82	$2.26	$1.01	$2.41	$1.19
0.75%	0.81	2.80	1.00	3.02	1.65
0.85%	0.81	1.76	1.00	1.57	1.14
0.95%	0.80	2.70	0.99	2.91	1.59
1.00%	0.80	3.30	0.99	3.60	1.37
1.05%	0.80	1.72	0.99	1.53	1.12
1.10%	0.80	1.71	0.98	1.52	1.11
1.15%	0.79	—	0.98	—	—
1.20%	0.79	3.19	0.98	3.49	1.33
1.25%	—	2.58	—	1.95	—
1.25%	—	1.68	—	1.49	1.09
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.55
1.25%	0.79	—	0.97	—	—
1.30%	0.79	1.67	0.97	1.48	1.08
1.35%	0.78	—	0.97	—	—
1.40%	0.78	—	0.97	—	—
1.45%	0.78	1.64	0.96	1.46	1.06
1.50%	0.78	—	0.96	—	—
1.55%	0.77	—	0.96	—	—
1.60%	0.77	—	0.96	—	—
1.65%	0.77	—	0.95	—	—
1.70%	0.77	—	0.95	—	—
1.75%	0.77	—	0.95	—	—
1.80%	0.76	—	0.94	—	—
1.85%	0.76	—	0.94	—	—

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1.09	$2.19	$2.08	$1.56	$2.49
0.75%	1.10	2.60	2.02	1.85	1.18
0.85%	1.00	1.95	1.91	1.47	2.25
0.95%	1.06	2.51	1.97	1.79	1.13
1.00%	1.01	2.86	1.95	1.59	2.74
1.05%	0.98	1.90	1.86	1.43	2.19
1.10%	0.97	1.89	1.85	1.42	2.18
1.15%	—	—	—	—	—
1.20%	0.98	2.76	1.90	1.54	2.65
1.25%	—	—	—	—	—
1.25%	0.95	1.86	—	1.40	—
1.25%	—	—	—	—	—
1.25%	1.17	2.59	—	1.91	—
1.25%	—	—	1.82	—	2.14
1.30%	0.95	1.85	1.81	1.39	2.13
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	0.93	1.81	1.77	1.36	2.09
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	75

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$2.48	$0.97	$1.05	$2.30	$2.13
0.75%	2.01	0.96	1.04	2.41	2.32
0.85%	2.25	1.09	1.04	2.21	1.89
0.95%	1.94	1.08	1.03	2.32	2.26
1.00%	2.99	0.95	1.03	2.67	2.24
1.05%	2.19	1.07	1.02	2.15	1.84
1.10%	2.18	1.06	1.02	2.14	1.83
1.15%	1.85	1.02	1.02	—	—
1.20%	2.89	1.05	1.02	2.59	2.18
1.25%	—	—	—	—	—
1.25%	—	—	—	2.10	—
1.25%	—	—	—	1.78	—
1.25%	—	—	—	—	—
1.25%	2.14	0.94	1.01	—	1.80
1.30%	2.13	1.04	1.01	2.09	1.79
1.35%	2.40	1.04	1.01	—	—
1.40%	1.82	1.00	1.00	—	—
1.45%	2.09	1.03	1.00	2.05	1.75
1.50%	1.59	0.97	1.00	—	—
1.55%	2.36	1.02	1.00	—	—
1.60%	2.35	1.02	0.99	—	—
1.65%	1.79	0.98	0.99	—	—
1.70%	2.33	1.01	0.99	—	—
1.75%	1.57	0.95	0.98	—	—
1.80%	1.78	0.97	0.98	—	—
1.85%	1.56	0.95	0.98	—	—

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$1.63	$2.35	$2.15	$1.28	$0.47
0.75%	1.15	2.28	2.51	1.42	0.46
0.85%	1.24	2.06	1.97	1.20	0.46
0.95%	1.11	2.22	2.42	1.37	0.45
1.00%	2.08	2.20	3.25	1.20	0.45
1.05%	1.21	2.01	1.92	1.17	0.45
1.10%	1.20	2.00	1.91	1.16	0.45
1.15%	—	—	—	—	—
1.20%	2.02	2.14	3.15	1.16	0.44
1.25%	—	—	—	—	—
1.25%	1.18	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.47	—	—	—	—
1.25%	—	1.96	1.87	1.14	0.44
1.30%	1.17	1.95	1.86	1.13	0.44
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.15	1.91	1.82	1.11	0.43
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

76	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	$0.92	$1.53	$1.06	$1.36	$1.77
0.75%	0.91	1.49	1.05	1.35	1.73
0.85%	0.90	1.43	1.04	1.35	1.76
0.95%	0.90	1.45	1.04	1.35	1.69
1.00%	0.89	1.44	1.03	1.35	1.68
1.05%	0.89	1.40	1.03	1.34	1.72
1.10%	0.89	1.39	1.03	1.34	1.71
1.15%	0.89	—	1.03	—	—
1.20%	0.88	1.40	1.02	1.34	1.63
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.88	1.36	1.02	1.34	1.67
1.30%	0.88	1.35	1.02	1.33	1.66
1.35%	0.88	—	1.01	—	—
1.40%	0.87	—	1.01	—	—
1.45%	0.87	1.33	1.01	1.33	1.63
1.50%	0.87	—	1.01	—	—
1.55%	0.87	—	1.00	—	—
1.60%	0.86	—	1.00	—	—
1.65%	0.86	—	1.00	—	—
1.70%	0.86	—	0.99	—	—
1.75%	0.86	—	0.99	—	—
1.80%	0.85	—	0.99	—	—
1.85%	0.85	—	0.98	—	—

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	$2.63	$1.00	$0.96	$1.44	$2.09
0.75%	2.56	0.99	0.95	1.41	2.04
0.85%	2.38	1.00	0.94	1.38	2.18
0.95%	2.49	0.99	0.94	1.37	1.99
1.00%	2.47	0.98	0.93	1.36	1.97
1.05%	2.32	0.98	0.93	1.35	2.12
1.10%	2.30	0.98	0.93	1.34	2.11
1.15%	—	0.96	0.92	—	1.71
1.20%	2.40	0.97	0.92	1.33	1.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.26	0.97	0.92	1.31	2.07
1.30%	2.25	0.96	0.91	1.31	2.06
1.35%	—	0.96	0.91	—	2.19
1.40%	—	0.94	0.91	—	1.68
1.45%	2.20	0.95	0.90	1.28	2.02
1.50%	—	0.94	0.87	—	1.50
1.55%	—	0.94	0.90	—	2.15
1.60%	—	0.94	0.90	—	2.14
1.65%	—	0.93	0.89	—	1.65
1.70%	—	0.93	0.89	—	2.12
1.75%	—	0.93	0.86	—	1.48
1.80%	—	0.92	0.88	—	1.63
1.85%	—	0.92	0.85	—	1.47

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	77

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$—	$—	$—	$1.10	$1.29
0.75%	2.03	3.71	1.40	1.09	2.36
0.85%	—	—	—	1.08	1.07
0.95%	1.96	3.57	1.35	1.07	2.28
1.00%	—	—	—	1.07	2.05
1.05%	—	—	—	1.07	1.04
1.10%	—	—	—	1.06	1.04
1.15%	—	—	—	1.06	—
1.20%	—	—	—	1.06	1.99
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.05	1.02
1.30%	—	—	—	1.05	1.01
1.35%	—	—	—	1.05	—
1.40%	—	—	—	1.05	—
1.45%	—	—	—	1.04	0.99
1.50%	—	—	—	1.04	—
1.55%	—	—	—	1.04	—
1.60%	—	—	—	1.03	—
1.65%	—	—	—	1.03	—
1.70%	—	—	—	1.03	—
1.75%	—	—	—	1.02	—
1.80%	—	—	—	1.02	—
1.85%	—	—	—	1.02	—

Subaccount	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$1.22	$2.41	$2.36	$0.88	$—
0.75%	1.20	4.00	4.08	0.88	2.81
0.85%	1.19	2.03	—	0.87	—
0.95%	1.19	3.86	3.94	0.87	2.71
1.00%	1.18	3.48	3.29	0.87	—
1.05%	1.18	1.98	—	0.86	—
1.10%	1.18	1.96	—	0.86	—
1.15%	1.17	1.59	—	0.86	—
1.20%	1.17	3.37	3.18	0.86	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	1.93	—	0.86	—
1.30%	1.16	1.92	—	0.85	—
1.35%	1.16	2.12	—	0.85	—
1.40%	1.16	1.57	—	0.85	—
1.45%	1.15	1.88	—	0.85	—
1.50%	1.15	1.35	—	0.85	—
1.55%	1.15	2.09	—	0.84	—
1.60%	1.14	2.08	—	0.84	—
1.65%	1.14	1.54	—	0.84	—
1.70%	1.14	2.06	—	0.84	—
1.75%	1.13	1.33	—	0.84	—
1.80%	1.13	1.52	—	0.83	—
1.85%	1.13	1.32	—	0.83	—

78	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
0.55%	$2.39	$—	$1.11	$2.09	$2.26
0.75%	2.03	1.86	1.09	2.04	2.20
0.85%	2.12	—	1.09	1.85	2.29
0.95%	1.96	1.83	1.08	1.98	2.14
1.00%	2.99	—	1.08	1.97	2.13
1.05%	2.07	—	1.08	1.81	2.24
1.10%	2.06	—	1.07	1.80	2.22
1.15%	—	—	1.07	—	—
1.20%	2.90	—	1.07	1.91	2.08
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.02	—	1.06	1.76	2.18
1.30%	2.01	—	1.06	1.75	2.17
1.35%	—	—	1.06	—	—
1.40%	—	—	1.05	—	—
1.45%	1.97	—	1.05	1.72	2.13
1.50%	—	—	1.05	—	—
1.55%	—	—	1.05	—	—
1.60%	—	—	1.04	—	—
1.65%	—	—	1.04	—	—
1.70%	—	—	1.04	—	—
1.75%	—	—	1.03	—	—
1.80%	—	—	1.03	—	—
1.85%	—	—	1.03	—	—

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
0.55%	$1.72	$—	$1.11	$0.99	$—
0.75%	1.68	1.63	1.10	0.99	1.66
0.85%	1.46	—	1.09	0.99	—
0.95%	1.63	1.61	1.08	0.99	1.60
1.00%	1.62	1.60	1.08	0.99	—
1.05%	1.42	—	1.08	0.99	—
1.10%	1.41	—	1.08	0.99	—
1.15%	—	—	1.07	0.99	—
1.20%	1.58	1.58	1.07	0.99	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.39	—	1.07	0.99	—
1.30%	1.38	—	1.06	0.99	—
1.35%	—	—	1.06	0.99	—
1.40%	—	—	1.06	0.99	—
1.45%	1.35	—	1.05	0.99	—
1.50%	—	—	1.05	0.99	—
1.55%	—	—	1.05	0.99	—
1.60%	—	—	1.05	0.99	—
1.65%	—	—	1.04	0.99	—
1.70%	—	—	1.04	0.99	—
1.75%	—	—	1.04	0.99	—
1.80%	—	—	1.03	0.98	—
1.85%	—	—	1.03	0.98	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	79

Subaccount	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
0.55%	$1.05	$—	$—	$2.00	$1.30
0.75%	1.03	1.51	1.33	1.95	1.29
0.85%	1.03	—	—	1.93	1.28
0.95%	1.02	1.46	1.28	1.91	1.27
1.00%	1.02	5.22	2.57	1.89	1.27
1.05%	1.02	—	—	1.88	1.27
1.10%	1.01	—	—	1.87	1.26
1.15%	1.01	—	—	1.80	1.26
1.20%	1.01	5.05	2.48	1.85	1.26
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.01	—	—	1.84	1.25
1.30%	1.00	—	—	1.83	1.25
1.35%	1.00	—	—	2.25	1.24
1.40%	1.00	—	—	1.77	1.24
1.45%	0.99	—	—	1.80	1.24
1.50%	0.99	—	—	1.63	1.23
1.55%	0.99	—	—	2.21	1.23
1.60%	0.99	—	—	2.20	1.23
1.65%	0.98	—	—	1.74	1.22
1.70%	0.98	—	—	2.18	1.22
1.75%	0.98	—	—	1.60	1.22
1.80%	0.97	—	—	1.73	1.21
1.85%	0.97	—	—	1.59	1.21

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
0.55%	$1.31	$2.93	$3.20	$1.41	$2.33
0.75%	1.30	2.19	3.47	1.38	2.27
0.85%	1.30	—	2.33	1.39	2.60
0.95%	1.29	2.11	3.35	1.34	2.21
1.00%	1.29	3.49	4.87	1.34	2.20
1.05%	1.29	—	2.27	1.35	2.54
1.10%	1.29	—	2.26	1.35	2.52
1.15%	—	—	1.48	—	1.59
1.20%	1.28	3.38	4.83	1.30	2.14
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.28	—	2.21	1.32	2.48
1.30%	1.28	—	2.20	1.31	2.46
1.35%	—	—	1.88	—	2.09
1.40%	—	—	1.46	—	1.57
1.45%	1.27	—	2.16	1.29	2.41
1.50%	—	—	1.21	—	1.53
1.55%	—	—	1.84	—	2.06
1.60%	—	—	1.84	—	2.05
1.65%	—	—	1.43	—	1.54
1.70%	—	—	1.82	—	2.03
1.75%	—	—	1.19	—	1.51
1.80%	—	—	1.42	—	1.53
1.85%	—	—	1.18	—	1.50

80	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	$1.10	$0.91	$2.37	$1.62	$2.55
0.75%	1.08	0.90	2.31	1.57	2.48
0.85%	1.21	0.89	1.91	1.49	2.17
0.95%	1.05	0.89	2.24	1.53	2.41
1.00%	1.04	0.89	2.23	1.52	2.39
1.05%	1.18	0.89	1.86	1.45	2.12
1.10%	1.17	0.88	1.85	1.44	2.11
1.15%	—	0.88	1.60	0.98	1.70
1.20%	1.02	0.88	2.17	1.47	2.33
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.15	0.88	1.82	1.42	2.07
1.30%	1.14	0.88	1.80	1.41	2.06
1.35%	—	0.87	1.86	0.97	2.23
1.40%	—	0.87	1.57	0.97	1.67
1.45%	1.12	0.87	1.77	1.38	2.02
1.50%	—	0.87	1.34	0.96	1.42
1.55%	—	0.87	1.83	0.96	2.19
1.60%	—	0.86	1.83	0.96	2.18
1.65%	—	0.86	1.55	0.95	1.65
1.70%	—	0.86	1.81	0.95	2.17
1.75%	—	0.86	1.32	0.95	1.40
1.80%	—	0.86	1.53	0.95	1.63
1.85%	—	0.85	1.31	0.94	1.39

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
0.55%	$1.58	$1.07	$1.05	$2.54	$—
0.75%	1.54	1.06	1.04	2.50	3.00
0.85%	1.53	1.05	1.03	—	—
0.95%	1.50	1.05	1.02	2.46	2.89
1.00%	1.49	1.04	1.02	2.45	—
1.05%	1.49	1.04	1.02	—	—
1.10%	1.48	1.04	1.01	—	—
1.15%	1.11	1.03	1.01	—	—
1.20%	1.45	1.03	1.01	2.41	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.45	1.03	1.01	—	—
1.30%	1.44	1.02	1.00	—	—
1.35%	1.23	1.02	1.00	—	—
1.40%	1.09	1.02	1.00	—	—
1.45%	1.42	1.01	0.99	—	—
1.50%	1.00	0.98	0.99	—	—
1.55%	1.21	1.01	0.99	—	—
1.60%	1.21	1.00	0.99	—	—
1.65%	1.07	1.00	0.98	—	—
1.70%	1.20	1.00	0.98	—	—
1.75%	0.98	0.97	0.98	—	—
1.80%	1.06	0.99	0.97	—	—
1.85%	0.98	0.96	0.97	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	81

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$1.00	$—	$0.74	$1.73	$1.73
0.75%	0.98	2.28	0.73	1.70	1.70
0.85%	0.98	—	0.73	1.68	1.68
0.95%	0.97	2.20	0.72	1.67	1.67
1.00%	0.97	—	0.72	1.66	1.66
1.05%	0.97	—	0.72	1.65	1.65
1.10%	0.97	—	0.72	1.65	1.65
1.15%	0.96	—	0.72	1.40	—
1.20%	0.96	—	0.71	1.63	1.63
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.96	—	0.71	1.62	1.63
1.30%	0.95	—	0.71	1.62	1.62
1.35%	0.95	—	0.71	1.68	—
1.40%	0.95	—	0.71	1.37	—
1.45%	0.95	—	0.70	1.60	1.60
1.50%	0.94	—	0.70	1.24	—
1.55%	0.94	—	0.70	1.65	—
1.60%	0.94	—	0.70	1.64	—
1.65%	0.94	—	0.70	1.35	—
1.70%	0.93	—	0.69	1.63	—
1.75%	0.93	—	0.69	1.22	—
1.80%	0.93	—	0.69	1.34	—
1.85%	0.92	—	0.69	1.22	—

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
0.55%	$1.29	$1.29	$0.98	$1.00	$1.09
0.75%	1.26	1.26	0.97	1.00	1.08
0.85%	1.25	1.25	0.97	1.00	1.07
0.95%	1.24	1.24	0.97	1.00	1.08
1.00%	1.24	1.24	0.97	1.00	1.06
1.05%	1.23	1.23	0.97	1.00	1.07
1.10%	1.23	1.23	0.97	0.99	1.07
1.15%	1.11	—	0.97	0.99	1.06
1.20%	1.22	1.22	0.97	0.99	1.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.21	1.21	0.97	0.99	1.00
1.30%	1.20	1.20	0.97	0.99	1.05
1.35%	1.21	—	0.97	0.99	1.05
1.40%	1.09	—	0.97	0.99	1.05
1.45%	1.19	1.19	0.96	0.99	1.05
1.50%	1.04	—	0.96	0.99	1.04
1.55%	1.19	—	0.96	0.99	1.04
1.60%	1.18	—	0.96	0.99	1.04
1.65%	1.08	—	0.96	0.99	1.03
1.70%	1.17	—	0.96	0.99	1.03
1.75%	1.02	—	0.96	0.99	1.03
1.80%	1.06	—	0.96	0.99	1.03
1.85%	1.02	—	0.96	0.99	1.02

82	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	$1.11	$1.14	$1.13	$1.52	$1.52
0.75%	1.10	1.13	1.12	1.49	1.49
0.85%	1.09	1.12	1.11	1.48	1.48
0.95%	1.12	1.21	1.25	1.47	1.47
1.00%	1.08	1.11	1.10	1.46	1.46
1.05%	1.12	1.20	1.24	1.45	1.46
1.10%	1.11	1.20	1.16	1.45	1.45
1.15%	1.11	1.20	1.24	1.25	—
1.20%	1.11	1.19	1.23	1.43	1.44
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.00	1.00	1.00	1.43	1.43
1.30%	1.10	1.18	1.22	1.42	1.42
1.35%	1.10	1.18	1.14	1.44	—
1.40%	1.09	1.18	1.22	1.23	—
1.45%	1.09	1.17	1.21	1.40	1.41
1.50%	1.09	1.17	1.13	1.14	—
1.55%	1.08	1.17	1.20	1.41	—
1.60%	1.08	1.16	1.12	1.41	—
1.65%	1.08	1.16	1.20	1.21	—
1.70%	1.08	1.16	1.19	1.40	—
1.75%	1.07	1.16	1.12	1.12	—
1.80%	1.07	1.15	1.18	1.20	—
1.85%	1.07	1.15	1.11	1.11	—

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
0.55%	$1.63	$1.63	$1.40	$1.40	$2.15
0.75%	1.60	1.60	1.37	1.37	3.03
0.85%	1.58	1.59	1.36	1.36	1.82
0.95%	1.57	1.57	1.35	1.35	2.93
1.00%	1.56	1.57	1.34	1.35	3.11
1.05%	1.56	1.56	1.34	1.34	1.77
1.10%	1.55	1.55	1.33	1.33	1.76
1.15%	1.32	—	1.18	—	—
1.20%	1.54	1.54	1.32	1.32	3.01
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	1.53	1.31	1.32	1.73
1.30%	1.52	1.52	1.31	1.31	1.72
1.35%	1.55	—	1.31	—	—
1.40%	1.30	—	1.16	—	—
1.45%	1.50	1.50	1.29	1.29	1.69
1.50%	1.19	—	1.09	—	—
1.55%	1.53	—	1.29	—	—
1.60%	1.52	—	1.29	—	—
1.65%	1.28	—	1.14	—	—
1.70%	1.51	—	1.28	—	—
1.75%	1.17	—	1.07	—	—
1.80%	1.27	—	1.13	—	—
1.85%	1.17	—	1.06	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	83

Subaccount	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
0.55%	$1.00	$1.02	$1.01	$2.60	$2.79
0.75%	1.00	1.01	1.01	2.40	4.07
0.85%	1.08	1.16	1.12	1.73	2.44
0.95%	1.07	1.15	1.11	2.31	3.92
1.00%	1.00	1.01	1.00	4.37	4.15
1.05%	1.07	1.15	1.11	1.68	2.38
1.10%	1.07	1.15	1.11	1.67	2.37
1.15%	1.07	1.15	1.11	—	—
1.20%	1.07	1.15	1.11	4.23	4.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.99	1.01	1.00	1.64	2.32
1.30%	1.07	1.15	1.11	1.63	2.31
1.35%	1.07	1.14	1.11	—	—
1.40%	1.06	1.14	1.10	—	—
1.45%	1.06	1.14	1.10	1.60	2.27
1.50%	1.06	1.14	1.10	—	—
1.55%	1.06	1.14	1.10	—	—
1.60%	1.06	1.14	1.10	—	—
1.65%	1.06	1.14	1.10	—	—
1.70%	1.06	1.14	1.10	—	—
1.75%	1.06	1.13	1.10	—	—
1.80%	1.06	1.13	1.09	—	—
1.85%	1.05	1.13	1.09	—	—

Subaccount		WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%		$—	$1.51	$3.14	$1.10
0.75%		2.35	1.47	2.82	1.08
0.85%		—	1.15	2.87	1.08
0.95%		2.27	1.43	2.72	1.07
1.00%		2.60	1.42	4.50	1.07
1.05%		—	1.12	2.80	1.07
1.10%		—	1.11	2.79	1.06
1.15%		—	—	1.72	1.06
1.20%		2.50	1.38	4.35	1.06
1.25%		—	—	—	—
1.25%		—	—	—	—
1.25%		—	—	—	—
1.25%		—	—	—	—
1.25%		—	1.09	2.73	1.05
1.30%		—	1.09	2.72	1.05
1.35%		—	—	2.32	1.05
1.40%		—	—	1.69	1.05
1.45%		—	1.07	2.67	1.04
1.50%		—	—	1.64	1.04
1.55%		—	—	2.28	1.04
1.60%		—	—	2.27	1.03
1.65%		—	—	1.66	1.03
1.70%		—	—	2.25	1.03
1.75%		—	—	1.62	1.02
1.80%		—	—	1.64	1.02
1.85%		—	—	1.61	1.02

84	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

The following is a summary of units outstanding at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	—	—	—	3,775	1,656
0.75%	5,586	73,881	912,401	1,228,053	249,843
0.85%	8,948	109,160	156,493	615,706	365,013
0.95%	98,579	44,341	608,836	655,391	562,980
1.00%	—	1,935	34,160	192,926	45,221
1.05%	18,357	61,071	151,362	266,927	191,126
1.10%	328,015	5,733	19,754	121,203	163,927
1.15%	—	—	—	—	—
1.20%	55,455	—	41,635	111,876	105,574
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,934	127	20,066	5,165
1.30%	—	3,247	40,614	83,266	122,204
1.35%	121,943	—	—	—	216,569
1.40%	—	—	—	—	—
1.45%	—	—	18,260	330	122
1.50%	—	—	—	—	3,533
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	636,883	304,302	1,983,642	3,299,519	2,032,933

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	—	70	—	—	12,926
0.75%	84,950	171,581	167,067	113,056	429,693
0.85%	—	329,142	98,010	—	171,954
0.95%	117,106	167,661	100,240	82,203	623,826
1.00%	—	67,797	30,022	—	101,926
1.05%	—	218,326	245,141	—	319,021
1.10%	—	49,944	4,079	—	568,676
1.15%	—	—	—	—	1,983
1.20%	—	17,980	21,804	—	206,441
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,026	783	—	2,799
1.30%	—	28,816	—	—	191,149
1.35%	—	—	—	—	153,944
1.40%	—	—	—	—	7,324
1.45%	—	16,021	6,941	—	19,504
1.50%	—	—	—	—	9,482
1.55%	—	—	—	—	—
1.60%	—	—	—	—	26,219
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	202,056	1,071,364	674,087	195,259	2,846,867

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	85

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	—	5,053	—	—	2,302
0.75%	252,399	1,460,666	12,638	100,765	2,340,579
0.85%	—	1,121,454	51,273	123,097	63,204
0.95%	116,774	4,711,896	363,295	385,760	1,046,441
1.00%	9,990	522,788	—	29,214	149,260
1.05%	—	718,470	33,490	103,830	93,116
1.10%	—	1,844,558	153,015	465,998	55,520
1.15%	—	253,251	—	—	—
1.20%	7,394	733,647	—	248,867	99,097
1.25%	—	—	—	—	—
1.25%	—	7,045	—	—	1,059
1.25%	—	—	—	—	—
1.25%	—	1,604,558	—	—	3,742,491
1.25%	—	—	—	3,179	—
1.30%	—	527,986	128,790	34,844	24,784
1.35%	—	1,415,910	15,163	345,469	—
1.40%	—	—	—	—	—
1.45%	—	361,257	4,178	35,353	—
1.50%	—	20,554	—	1,483	—
1.55%	—	—	—	—	—
1.60%	—	11,509	—	—	—
1.65%	—	—	—	—	—
1.70%	—	47,786	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	386,557	15,368,388	761,842	1,877,859	7,617,853

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
0.55%	—	5,040	—	5,943	5,139
0.75%	8,362	2,538,002	96,201	521,940	771,757
0.85%	2,220	943,251	80,413	594,933	400,462
0.95%	19,756	1,482,417	327,518	343,059	641,375
1.00%	10,600	409,881	46,917	79,859	159,360
1.05%	—	555,876	37,331	574,210	328,294
1.10%	—	83,185	85,979	140,293	28,450
1.15%	—	—	—	—	—
1.20%	27,188	235,196	79,848	52,302	168,156
1.25%	—	1,895,135	—	931,854	—
1.25%	—	26,418	—	21,235	11,159
1.25%	—	—	—	—	—
1.25%	—	—	—	—	322,616
1.25%	9,507	—	4,523	—	—
1.30%	28,154	183,778	4,306	20,744	81,401
1.35%	88,868	—	2,702	—	—
1.40%	—	—	—	—	—
1.45%	—	20,147	5,079	5,769	933
1.50%	4,436	—	—	—	—
1.55%	—	—	—	—	—
1.60%	8,769	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	207,860	8,378,326	770,817	3,292,141	2,919,102

86	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	191,566	616	4,672	2,168	2,640
0.75%	1,801,679	761,228	746,112	2,650,126	1,389,987
0.85%	1,376,110	334,161	648,749	1,291,561	115,844
0.95%	2,116,972	749,311	683,055	2,440,000	946,472
1.00%	219,046	153,075	215,607	426,189	72,144
1.05%	2,857,411	128,124	430,996	997,179	80,793
1.10%	226,945	37,912	51,779	82,779	11,642
1.15%	—	—	—	—	—
1.20%	334,036	119,126	251,780	447,666	24,887
1.25%	—	—	—	—	—
1.25%	12,499	1,352	—	59,123	—
1.25%	—	—	—	—	—
1.25%	1,064,646	783,461	—	1,205,931	—
1.25%	—	—	40,735	—	6,590
1.30%	12,430	83,751	84,266	335,911	23,667
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	3,112	7,370	16,250	63,695	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	10,216,452	3,159,487	3,174,001	10,002,328	2,674,666

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	7,283	—	—	—	174
0.75%	1,607,987	296,607	15,856	201,486	215,886
0.85%	676,199	779,174	103,471	20,533	143,821
0.95%	5,236,291	888,827	145,783	129,354	189,022
1.00%	355,556	11,257	81,408	12,646	59,939
1.05%	433,703	302,654	44,404	45,076	110,339
1.10%	1,819,410	145,131	69,291	13,197	29,917
1.15%	—	—	—	—	—
1.20%	469,129	182,955	32,839	4,133	30,848
1.25%	—	—	—	—	—
1.25%	—	—	—	572	—
1.25%	—	—	—	1,134,010	—
1.25%	—	—	—	—	—
1.25%	8,557	—	—	—	2,767
1.30%	298,373	18,077	—	—	34,498
1.35%	380,216	153,779	22,022	—	—
1.40%	—	—	—	—	—
1.45%	58,369	6,808	4,564	505	—
1.50%	39,750	8,344	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	25,578	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	11,390,823	2,819,191	519,638	1,561,512	817,211

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	87

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	3,532	45	—	6,899	11,947
0.75%	464,926	48,887	247,715	944,251	444,467
0.85%	274,363	87,644	32,175	283,829	402,598
0.95%	381,843	65,567	209,043	804,056	205,491
1.00%	45,311	42,025	43,258	126,885	81,837
1.05%	183,177	38,491	22,385	220,709	153,651
1.10%	144,768	45,860	8,025	9,159	24,497
1.15%	—	—	—	—	—
1.20%	37,130	15,091	15,297	42,756	44,845
1.25%	—	—	—	—	—
1.25%	7,247	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,207,212	—	—	—	—
1.25%	—	412	4,719	14,826	4,130
1.30%	29,995	14,845	4,486	45,687	15,194
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	306	10,397	—	5,513	16,138
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,779,810	369,264	587,103	2,504,570	1,404,795

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	—	—	—	20,373	—
0.75%	37,757	952,509	47,022	1,067,866	225,325
0.85%	79,718	664,770	115,336	1,150,003	235,191
0.95%	174,992	796,409	417,639	851,038	105,482
1.00%	36,275	198,178	—	246,493	59,049
1.05%	70,561	432,270	45,691	650,129	145,718
1.10%	88,620	25,117	58,723	113,350	13,030
1.15%	—	—	—	—	—
1.20%	67,516	183,376	58,107	130,001	60,094
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,237	156	—	230	—
1.30%	—	81,704	122,436	70,972	15,892
1.35%	482	—	110,651	—	—
1.40%	—	—	—	—	—
1.45%	—	2,819	—	6,751	688
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	568,158	3,337,308	975,605	4,307,206	860,469

88	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	—	—	—	5,839	—
0.75%	72,941	236,826	39,256	1,183,441	1,900,566
0.85%	92,063	542,841	27,939	668,991	1,616,379
0.95%	68,632	830,151	157,429	903,233	3,696,925
1.00%	15,378	16,409	928	213,710	463,313
1.05%	53,958	115,624	74,172	1,064,408	1,267,196
1.10%	3,499	119,264	159,633	119,273	1,555,438
1.15%	—	—	—	—	17,104
1.20%	16,371	252,402	25,109	337,916	635,700
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,680	—	532	148,583	88,689
1.30%	13,611	248,903	41,507	186,355	544,767
1.35%	—	16,639	138,382	—	488,162
1.40%	—	—	—	—	3,740
1.45%	1,351	—	—	66,251	60,073
1.50%	—	—	5,583	—	40,343
1.55%	—	—	—	—	—
1.60%	—	—	—	—	1,093
1.65%	—	—	—	—	—
1.70%	—	27,290	—	—	8,292
1.75%	—	—	—	—	1,849
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	345,484	2,406,349	670,470	4,898,000	12,389,629

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	—	—	—	—	7,262
0.75%	220,782	164,262	74,685	183,159	603,128
0.85%	—	—	—	264,070	425,156
0.95%	266,530	278,559	97,262	1,782,934	400,419
1.00%	—	—	—	802	81,868
1.05%	—	—	—	162,320	268,687
1.10%	—	—	—	745,674	27,957
1.15%	—	—	—	24,583	—
1.20%	—	—	—	201,016	67,113
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	6,227	3,386
1.30%	—	—	—	200,378	30,819
1.35%	—	—	—	234,320	—
1.40%	—	—	—	—	—
1.45%	—	—	—	94,310	5,528
1.50%	—	—	—	8,148	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	12,744	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	487,312	442,821	171,947	3,920,685	1,921,323

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	89

Subaccount	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	—	—	829	—	—
0.75%	107,348	386,480	706,944	21,754	15,874
0.85%	139,602	376,752	—	2,106	—
0.95%	672,745	577,473	512,154	52,122	107,723
1.00%	14,832	61,364	153,150	7,394	—
1.05%	142,018	268,164	—	27,703	—
1.10%	227,363	542,600	—	63,089	—
1.15%	—	—	—	—	—
1.20%	51,598	144,550	157,174	25,613	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,356	4,283	—	13,736	—
1.30%	94,738	72,822	—	17,078	—
1.35%	344,005	73,050	—	—	—
1.40%	—	3,926	—	—	—
1.45%	68,939	33,747	—	—	—
1.50%	—	11,374	—	—	—
1.55%	—	—	—	—	—
1.60%	—	1,051	—	—	—
1.65%	—	—	—	—	—
1.70%	24,429	2,796	—	—	—
1.75%	—	1,960	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,898,973	2,562,392	1,530,251	230,595	123,597

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
0.55%	6,003	—	2,910	—	10,191
0.75%	742,397	50,848	3,127	885,845	142,915
0.85%	206,102	—	76,128	261,360	184,104
0.95%	468,407	103,717	248,226	487,951	66,059
1.00%	64,957	—	41,489	221,348	9,073
1.05%	143,311	—	7,754	144,691	155,806
1.10%	76,313	—	75,024	50,240	31,026
1.15%	—	—	—	—	—
1.20%	69,131	—	7,408	195,668	3,450
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	55,440	—	1,189	4,902	2,041
1.30%	868	—	82,845	61,004	12,945
1.35%	—	—	47,782	—	—
1.40%	—	—	—	—	—
1.45%	833	—	—	5,962	1,527
1.50%	—	—	7,728	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,833,762	154,565	601,610	2,318,971	619,137

90	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
0.55%	—	—	—	—	—
0.75%	436,333	206,174	14,488	191,660	219,229
0.85%	417,012	—	43,218	11,211	—
0.95%	465,943	150,106	112,123	336,341	234,206
1.00%	61,175	3,023	27,479	14,339	—
1.05%	326,053	—	15,737	193,347	—
1.10%	41,527	—	101,981	492,484	—
1.15%	—	—	1,976	387,787	—
1.20%	53,184	3,185	19,298	122,883	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	21,439	—	15,163	—	—
1.30%	27,511	—	—	192,010	—
1.35%	—	—	7,053	1,113,453	—
1.40%	—	—	—	3,773	—
1.45%	3,474	—	24,375	36,265	—
1.50%	—	—	5,464	12,708	—
1.55%	—	—	—	—	—
1.60%	—	—	—	2,242	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,853,651	362,488	388,355	3,110,503	453,435

Subaccount	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
0.55%	—	—	—	—	—
0.75%	41,726	416,097	384,360	266,632	23,073
0.85%	14,804	—	—	355,890	8,961
0.95%	308,988	95,922	308,924	219,126	20,904
1.00%	5,116	3,597	19,472	76,740	47,245
1.05%	78,038	—	—	209,831	19,767
1.10%	177,272	—	—	216,422	61,008
1.15%	—	—	—	—	—
1.20%	1,801	1,220	1,323	35,337	11,971
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,397	—	—	183	655
1.30%	14,364	—	—	19,184	—
1.35%	55,820	—	—	19,919	32,778
1.40%	—	—	—	—	—
1.45%	—	—	—	10,031	—
1.50%	—	—	—	8,890	604
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	31,143	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	731,469	516,836	714,079	1,438,185	226,966

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	91

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
0.55%	12,002	8,016	10,286	10,552	7,363
0.75%	766,451	462,779	320,076	205,391	119,665
0.85%	376,175	—	278,618	271,219	61,785
0.95%	644,929	201,406	454,281	150,587	244,320
1.00%	98,273	10,713	37,180	37,286	3,626
1.05%	253,417	—	191,221	89,602	35,977
1.10%	47,437	—	107,522	21,566	77,658
1.15%	—	—	—	—	—
1.20%	52,275	6,142	56,717	32,668	28,396
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,729	—	2,246	3,869	629
1.30%	34,553	—	87,428	20,441	50,578
1.35%	—	—	110,821	—	50,587
1.40%	—	—	3,639	—	—
1.45%	12,354	—	21,574	4,646	—
1.50%	—	—	5,491	—	2,555
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,310,595	689,056	1,687,100	847,827	683,139

Subaccount	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	—	—	—	14,231	506
0.75%	194,187	3,188	363,909	1,979,512	153,334
0.85%	112,310	33,131	310,620	1,124,678	167,387
0.95%	101,106	72,729	687,558	1,523,177	449,817
1.00%	16,242	—	65,879	402,384	39,805
1.05%	67,108	2,739	122,615	1,012,221	205,039
1.10%	37,365	13,622	782,401	266,412	193,730
1.15%	—	—	4,610	26,104	2,787
1.20%	46,380	—	214,871	492,748	93,502
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,934	—	22,165	28,448	1,036
1.30%	8,403	—	91,315	288,066	17,462
1.35%	—	33,575	176,440	280,233	78,856
1.40%	—	—	3,841	—	3,808
1.45%	8,375	—	20,364	22,074	13,264
1.50%	—	2,540	1,035	—	11,503
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	1,634	—	—
1.75%	—	—	—	—	1,887
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	595,410	161,524	2,869,257	7,460,288	1,433,723

92	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
0.55%	7,108	—	—	—	—
0.75%	591,496	—	78,736	166,645	21,175
0.85%	611,031	32,290	109,506	—	—
0.95%	658,120	93,885	781,319	131,124	59,880
1.00%	97,520	—	45,206	833	—
1.05%	366,425	—	47,078	—	—
1.10%	286,776	—	240,877	—	—
1.15%	—	—	—	—	—
1.20%	185,442	—	220,870	3,801	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17,344	—	3,968	—	—
1.30%	123,120	4,908	122,898	—	—
1.35%	4,810	10,642	56,818	—	—
1.40%	—	—	—	—	—
1.45%	38,876	10,989	67,041	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	2,009	—	—
1.65%	22,227	—	—	—	—
1.70%	—	—	29,077	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,010,295	152,714	1,805,403	302,403	81,055

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	—	—	1,738	2,337	568,914
0.75%	88,931	53,911	50,774	2,686,085	2,776,573
0.85%	171,141	—	121,595	9,692,105	10,914,476
0.95%	661,939	146,083	173,940	5,160,830	1,496,161
1.00%	12,299	—	42,651	416,441	273,051
1.05%	224,706	—	64,882	589,144	4,751,955
1.10%	145,346	—	53,765	3,182,128	2,739,165
1.15%	—	—	—	—	—
1.20%	60,043	—	30,374	1,416,316	167,092
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,208	—	5,022	10,561	83,714
1.30%	56,393	—	117,307	778,247	1,378,466
1.35%	93,776	—	109,130	803,512	—
1.40%	—	—	—	—	—
1.45%	29,616	—	7,760	902,327	11,942
1.50%	13,908	—	97	47,719	—
1.55%	—	—	—	—	—
1.60%	—	—	—	81,929	—
1.65%	—	—	—	—	—
1.70%	36,316	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	71,903	—
Total	1,598,622	199,994	779,035	25,841,584	25,161,509

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	93

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
0.55%	12,088	—	—	—	—
0.75%	715,613	2,080,059	—	—	115,853
0.85%	6,072,925	8,818,236	7,321	—	752,138
0.95%	5,381,862	1,182,835	3,509,060	4,439,768	15,376,467
1.00%	329,745	527,342	—	—	40,969
1.05%	1,139,290	5,507,448	74,265	28,512	373,924
1.10%	3,844,579	2,693,690	694,703	3,009,299	6,588,092
1.15%	16,677	—	—	—	—
1.20%	2,933,780	553,168	—	159,205	2,521,293
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	8,170	220,042	—	—	—
1.30%	1,005,109	1,934,506	55,619	—	2,025,085
1.35%	527,662	—	79,427	315,033	1,577,027
1.40%	—	—	—	—	—
1.45%	2,733,565	1,215,470	—	—	917,806
1.50%	6,269	—	—	—	78,961
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	50,369	—	—	—	134,233
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	24,777,703	24,732,796	4,420,395	7,951,817	30,501,848

Subaccount	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	—	446,877	323,358	—	426,881
0.75%	432,905	7,313,013	4,984,527	9,237,820	27,728,152
0.85%	2,508,700	55,493,379	37,948,924	70,594,839	150,159,862
0.95%	35,423,592	198,177,418	326,083,494	78,902,507	18,835,202
1.00%	199,650	1,114,680	639,083	1,692,870	8,408,329
1.05%	1,859,332	25,124,652	88,701,916	16,389,020	64,676,331
1.10%	18,290,340	89,768,174	198,720,003	22,149,133	35,562,791
1.15%	148,007	1,008,215	5,438,845	239,178	—
1.20%	2,671,142	14,972,554	29,770,253	49,719,089	3,832,636
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	11,994	8,266	52,113	659,905
1.30%	3,077,125	9,066,242	31,031,029	10,827,771	21,093,242
1.35%	6,798,840	11,949,142	19,105,612	7,570,700	—
1.40%	—	78,889	757,568	—	—
1.45%	1,504,893	856,772	1,273,674	10,706,123	425,404
1.50%	47,542	129,215	193,081	323,849	—
1.55%	—	—	682,866	419,183	—
1.60%	111,308	23,334	862,957	817,931	—
1.65%	—	—	726,945	—	—
1.70%	—	—	432,908	356,400	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	24,975	—
Total	73,073,376	415,534,550	747,685,309	280,023,501	331,808,735

94	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
0.55%	—	10,636	744,094	—	2,926
0.75%	5,124,457	10,051,046	1,944,175	5,283,776	538,963
0.85%	38,248,197	46,311,974	11,972,198	26,236,366	179,940
0.95%	27,728,641	7,219,771	16,811,796	4,984,922	280,299
1.00%	790,315	2,299,448	232,145	634,227	90,919
1.05%	5,231,817	17,449,756	3,553,432	15,270,527	91,153
1.10%	14,527,061	9,057,932	5,651,711	7,494,853	30,630
1.15%	—	—	275,601	—	—
1.20%	16,081,806	644,012	8,768,142	934,411	69,966
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	159,855	508,222	19,112	197,891	412
1.30%	4,516,280	3,380,097	3,316,431	4,247,550	20,079
1.35%	2,593,120	—	2,342,491	—	—
1.40%	—	—	—	—	—
1.45%	1,616,760	307,824	2,008,730	1,026,888	—
1.50%	401,266	—	33,416	—	—
1.55%	32,736	—	365,546	—	—
1.60%	46,135	—	76,260	—	—
1.65%	—	—	356,125	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	87,750	—	—
1.85%	—	—	—	—	—
Total	117,098,446	97,240,718	58,559,155	66,311,411	1,305,287

Subaccount	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
0.55%	—	—	—	8,116	24,091
0.75%	12,198	11,578	282,921	1,258,249	1,248,902
0.85%	9,327	2,635,001	1,108,390	536,267	546,133
0.95%	5,028,373	42,729,314	28,875,163	819,354	865,874
1.00%	—	—	300,276	113,795	156,173
1.05%	556,333	2,790,426	1,798,016	360,763	285,354
1.10%	2,225,401	20,581,461	21,925,474	109,647	51,207
1.15%	27,768	206,123	160,698	—	—
1.20%	221,459	2,184,627	1,240,658	49,802	109,691
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	7,666	11,268
1.30%	487,696	712,355	1,520,666	119,025	83,673
1.35%	556,131	1,235,640	1,391,134	—	—
1.40%	—	—	—	—	—
1.45%	445,281	—	350,591	17,539	6,033
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	790,125	36,231	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	9,569,967	73,876,650	58,990,218	3,400,223	3,388,399

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	95

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	—	5,493	—	—
0.75%	491,926	325,549	239,515	31,607
0.85%	—	304,588	139,810	18,940
0.95%	244,255	199,630	324,710	117,867
1.00%	73,425	93,475	24,829	13,906
1.05%	—	249,789	89,725	41,830
1.10%	—	9,011	237,214	58,477
1.15%	—	—	—	—
1.20%	13,962	33,573	47,977	19,975
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	5,978	6,237	2,494
1.30%	—	8,952	21,478	1,595
1.35%	—	—	58,868	10,449
1.40%	—	—	—	—
1.45%	—	—	16,680	4,662
1.50%	—	—	4,215	6,820
1.55%	—	—	—	—
1.60%	—	—	2,350	—
1.65%	—	—	—	—
1.70%	—	—	—	—
1.75%	—	—	—	—
1.80%	—	—	—	—
1.85%	—	—	—	—
Total	823,568	1,236,038	1,213,608	328,622

The following is a summary of net assets at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$87	$100	$201	$4,152	$1,352
0.75%	6,474	122,941	2,104,793	2,029,502	201,737
0.85%	10,308	194,300	321,633	487,759	293,044
0.95%	112,925	71,574	1,356,478	1,043,810	449,281
1.00%	85	3,112	96,407	339,264	35,998
1.05%	20,906	106,040	303,441	208,718	151,714
1.10%	372,548	9,892	39,359	93,248	129,756
1.15%	84	—	—	—	62
1.20%	62,619	112	113,788	190,554	83,090
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	84	8,355	439	15,109	4,053
1.30%	84	5,464	78,927	62,406	95,632
1.35%	136,522	—	—	—	168,997
1.40%	83	—	—	—	89
1.45%	82	121	34,828	243	96
1.50%	82	—	—	—	2,793
1.55%	81	—	—	—	89
1.60%	81	—	—	—	72
1.65%	81	—	—	—	116
1.70%	81	—	—	—	116
1.75%	80	—	—	—	115
1.80%	80	—	—	—	115
1.85%	80	—	—	—	115
Total	$723,537	$522,011	$4,450,294	$4,474,765	$1,618,432

96	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	$—	$282	$183	$—	$16,252
0.75%	103,165	339,057	422,703	375,803	533,034
0.85%	—	804,208	269,410	—	211,868
0.95%	137,273	323,598	246,809	263,473	763,535
1.00%	—	130,207	73,457	—	124,329
1.05%	—	520,302	657,188	—	387,895
1.10%	—	118,132	10,868	—	689,119
1.15%	—	—	—	—	2,396
1.20%	—	33,742	51,977	—	248,503
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,359	2,048	—	3,358
1.30%	—	66,569	109	—	228,561
1.35%	—	—	—	—	183,453
1.40%	—	—	—	—	8,699
1.45%	—	36,326	17,705	—	23,089
1.50%	—	—	—	—	10,368
1.55%	—	—	—	—	89
1.60%	—	—	—	—	30,726
1.65%	—	—	—	—	89
1.70%	—	—	—	—	70
1.75%	—	—	—	—	81
1.80%	—	—	—	—	88
1.85%	—	—	—	—	80
Total	$240,438	$2,381,782	$1,752,457	$639,276	$3,465,682

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$85	$10,357	$65	$21	$5,592
0.75%	423,163	2,690,364	6,728	163,458	3,988,326
0.85%	—	2,061,709	26,735	198,571	137,594
0.95%	188,787	8,378,657	188,344	618,773	1,734,474
1.00%	20,548	1,225,197	101	46,722	409,394
1.05%	—	1,342,465	17,262	165,558	229,690
1.10%	—	3,287,266	78,658	741,301	117,145
1.15%	—	383,149	100	21	—
1.20%	14,724	1,664,272	100	393,430	264,301
1.25%	—	—	—	—	—
1.25%	—	12,317	—	—	2,396
1.25%	—	—	—	—	—
1.25%	—	4,474,987	—	—	10,202,313
1.25%	—	—	100	5,012	—
1.30%	—	924,743	65,442	54,770	55,161
1.35%	—	2,645,939	7,745	541,513	—
1.40%	—	46	99	22	—
1.45%	—	616,209	2,205	55,093	197
1.50%	—	27,179	99	2,320	—
1.55%	—	31	99	22	—
1.60%	—	21,054	99	22	—
1.65%	—	31	97	22	—
1.70%	—	86,688	97	22	—
1.75%	—	51	97	22	—
1.80%	—	22	96	22	—
1.85%	—	22	96	22	—
Total	$647,307	$29,852,755	$394,464	$2,986,739	$17,146,583

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	97

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
0.55%	$20	$11,415	$85	$14,318	$6,094
0.75%	6,783	7,125,603	96,468	1,584,205	1,270,837
0.85%	1,812	1,664,405	80,190	933,756	458,056
0.95%	15,840	4,041,342	324,699	998,333	1,019,306
1.00%	8,476	1,351,664	46,385	287,557	218,144
1.05%	19	960,778	36,796	878,888	366,514
1.10%	20	142,627	84,519	213,396	31,462
1.15%	20	—	74	—	—
1.20%	21,491	750,841	78,031	182,487	223,059
1.25%	—	4,995,016	—	1,852,004	—
1.25%	—	44,355	—	31,693	12,153
1.25%	—	—	—	—	—
1.25%	—	—	—	—	509,114
1.25%	7,492	—	4,482	—	—
1.30%	22,124	306,921	4,258	30,700	88,075
1.35%	69,640	—	2,619	—	—
1.40%	20	—	74	—	—
1.45%	20	43,064	4,893	8,396	992
1.50%	3,456	—	74	—	—
1.55%	20	—	74	—	—
1.60%	6,773	—	73	—	—
1.65%	20	—	73	—	—
1.70%	20	—	73	—	—
1.75%	20	—	73	—	—
1.80%	20	—	73	—	—
1.85%	20	—	73	—	—
Total	$164,126	$21,438,031	$764,159	$7,015,733	$4,203,806

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$209,947	$1,347	$9,733	$3,377	$6,564
0.75%	1,980,929	1,979,584	1,529,455	4,929,978	1,636,385
0.85%	1,380,306	652,716	1,240,639	1,898,777	260,334
0.95%	2,250,073	1,888,727	1,344,322	4,361,567	1,073,830
1.00%	221,033	437,976	421,167	676,267	197,391
1.05%	2,795,646	244,177	803,569	1,429,331	176,860
1.10%	220,587	71,745	96,023	118,028	25,371
1.15%	—	—	—	—	—
1.20%	326,758	329,414	478,180	687,495	66,011
1.25%	—	—	—	—	—
1.25%	11,903	2,511	—	82,661	—
1.25%	—	—	—	—	—
1.25%	1,254,640	2,064,527	—	2,350,436	—
1.25%	—	—	74,101	—	14,094
1.30%	11,761	154,704	152,319	466,677	50,323
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	2,896	13,356	28,874	99,863	157
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$10,666,479	$7,840,784	$6,178,382	$17,104,457	$3,507,320

98	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$18,043	$77	$80	$121	$372
0.75%	3,229,559	285,424	16,513	492,083	500,637
0.85%	1,521,059	846,105	107,174	45,273	271,807
0.95%	10,141,693	956,865	150,136	300,849	426,245
1.00%	1,061,927	10,812	83,614	33,788	134,230
1.05%	951,283	323,016	45,463	96,980	203,450
1.10%	3,966,803	154,290	70,753	28,220	54,675
1.15%	23	79	78	—	—
1.20%	1,356,383	192,826	33,335	10,698	67,180
1.25%	—	—	—	—	—
1.25%	—	—	—	1,201	—
1.25%	—	—	—	2,039,582	—
1.25%	—	—	—	—	—
1.25%	18,308	75	77	—	4,970
1.30%	634,171	18,897	78	97	61,554
1.35%	912,352	160,047	22,168	—	—
1.40%	23	78	77	—	—
1.45%	121,804	7,020	4,645	1,192	20
1.50%	63,164	8,060	77	—	—
1.55%	24	76	77	—	—
1.60%	23	81	77	—	—
1.65%	23	78	77	—	—
1.70%	23	25,831	76	—	—
1.75%	23	76	76	—	—
1.80%	23	78	76	—	—
1.85%	23	76	76	—	—
Total	$23,996,757	$2,989,967	$534,803	$3,050,084	$1,725,140

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$5,758	$229	$168	$8,800	$5,644
0.75%	542,697	111,647	621,317	1,338,388	204,910
0.85%	339,364	180,802	63,149	340,169	187,156
0.95%	428,342	145,509	506,294	1,099,014	92,310
1.00%	94,397	92,613	140,767	151,321	36,560
1.05%	221,226	77,479	42,934	258,469	69,705
1.10%	173,647	91,742	15,293	10,665	11,042
1.15%	—	—	—	—	—
1.20%	74,921	32,329	48,136	49,453	19,544
1.25%	—	—	—	—	—
1.25%	8,530	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,793,825	—	—	—	—
1.25%	—	959	8,824	16,919	1,826
1.30%	35,091	28,958	8,349	51,885	6,663
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	4,480	19,912	136	16,656	6,960
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$3,722,278	$782,179	$1,455,367	$3,341,739	$642,320

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	99

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	$68	$83	$80	$27,741	$23
0.75%	34,244	1,417,729	49,323	1,446,147	389,900
0.85%	71,899	952,247	120,326	1,553,172	413,797
0.95%	156,901	1,152,374	433,209	1,146,287	177,862
1.00%	32,437	284,624	78	331,550	99,159
1.05%	62,902	603,962	47,115	873,299	250,251
1.10%	78,786	34,900	60,380	152,051	22,221
1.15%	66	—	78	—	—
1.20%	59,683	256,326	59,409	173,918	98,321
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,786	214	77	308	22
1.30%	66	110,812	124,434	94,690	26,435
1.35%	489	—	112,169	—	—
1.40%	66	—	76	—	—
1.45%	79	3,748	76	8,970	1,126
1.50%	66	—	76	—	—
1.55%	66	—	76	—	—
1.60%	66	—	76	—	—
1.65%	65	—	76	—	—
1.70%	65	—	75	—	—
1.75%	65	—	75	—	—
1.80%	65	—	75	—	—
1.85%	65	—	75	—	—
Total	$508,995	$4,817,019	$1,007,434	$5,808,133	$1,479,117

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	$139	$75	$70	$8,424	$133
0.75%	186,730	234,480	37,202	1,671,225	3,872,357
0.85%	218,778	542,146	26,299	924,502	3,520,314
0.95%	176,159	821,814	147,195	1,238,753	7,348,176
1.00%	37,976	16,062	865	291,174	914,375
1.05%	125,000	113,455	68,885	1,434,796	2,699,042
1.10%	8,055	116,587	147,767	159,538	3,284,123
1.15%	—	74	72	—	29,167
1.20%	39,304	244,568	23,088	448,901	1,223,527
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17,362	74	560	195,352	183,745
1.30%	30,571	239,044	37,910	243,442	1,121,947
1.35%	—	15,932	125,973	—	1,067,472
1.40%	—	73	71	—	6,270
1.45%	3,140	75	70	84,958	136,557
1.50%	—	73	4,862	—	60,605
1.55%	—	75	70	—	205
1.60%	—	75	70	—	2,543
1.65%	—	73	69	—	170
1.70%	—	25,351	69	—	17,604
1.75%	—	75	65	—	2,923
1.80%	—	73	69	—	168
1.85%	—	73	65	—	184
Total	$843,214	$2,370,327	$621,366	$6,701,065	$25,491,607

100	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$—	$—	$—	$82	$9,347
0.75%	447,861	608,448	104,248	198,859	1,462,832
0.85%	—	—	—	284,992	454,361
0.95%	521,259	995,126	131,007	1,913,440	925,774
1.00%	—	—	—	857	167,797
1.05%	—	—	—	173,206	279,997
1.10%	—	—	—	793,457	28,963
1.15%	—	—	—	26,076	—
1.20%	—	—	—	212,654	133,296
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	6,569	3,439
1.30%	—	—	—	210,762	31,132
1.35%	—	—	—	245,775	—
1.40%	—	—	—	79	—
1.45%	—	—	—	98,354	5,481
1.50%	—	—	—	8,474	—
1.55%	—	—	—	78	—
1.60%	—	—	—	78	—
1.65%	—	—	—	78	—
1.70%	—	—	—	13,098	—
1.75%	—	—	—	77	—
1.80%	—	—	—	77	—
1.85%	—	—	—	77	—
Total	$969,120	$1,603,574	$235,255	$4,187,199	$3,502,419

Subaccount	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$84	$134	$1,955	$66	$—
0.75%	128,996	1,546,859	2,920,646	19,102	44,533
0.85%	166,743	763,409	—	1,900	—
0.95%	799,021	2,228,632	2,017,775	45,200	291,556
1.00%	17,567	213,438	503,145	6,461	—
1.05%	167,716	530,258	—	23,912	—
1.10%	267,746	1,065,913	—	54,334	—
1.15%	87	124	—	64	—
1.20%	60,414	486,755	500,569	21,960	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13,259	8,256	—	11,749	—
1.30%	110,290	139,536	—	14,577	—
1.35%	399,344	154,969	—	71	—
1.40%	86	6,145	—	63	—
1.45%	79,556	63,466	—	63	—
1.50%	77	15,361	—	63	—
1.55%	85	143	—	63	—
1.60%	85	2,325	—	63	—
1.65%	84	120	—	63	—
1.70%	27,795	5,759	—	63	—
1.75%	84	2,744	—	63	—
1.80%	84	119	—	63	—
1.85%	84	133	—	62	—
Total	$2,239,287	$7,234,598	$5,944,090	$200,025	$336,089

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	101

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
0.55%	$14,318	$—	$3,224	$183	$22,989
0.75%	1,508,966	94,443	3,424	1,803,778	314,316
0.85%	436,921	—	82,871	483,973	422,543
0.95%	918,008	190,077	268,665	965,541	141,767
1.00%	194,278	—	44,779	434,693	19,322
1.05%	296,389	—	8,345	261,411	366,522
1.10%	156,877	—	80,506	90,198	68,939
1.15%	—	—	83	—	—
1.20%	200,104	—	7,904	374,166	7,169
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	111,871	—	1,345	8,638	4,455
1.30%	1,740	—	87,876	106,792	30,252
1.35%	—	—	50,539	—	—
1.40%	—	—	79	—	—
1.45%	1,643	—	79	10,247	3,251
1.50%	—	—	8,105	—	—
1.55%	—	—	79	—	—
1.60%	—	—	79	—	—
1.65%	—	—	79	—	—
1.70%	—	—	79	—	—
1.75%	—	—	79	—	—
1.80%	—	—	79	—	—
1.85%	—	—	78	—	—
Total	$3,841,115	$284,520	$648,376	$4,539,620	$1,401,525

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
0.55%	$149	$—	$68	$150	$—
0.75%	732,381	336,237	15,924	190,125	364,369
0.85%	608,210	—	47,221	11,264	—
0.95%	761,303	241,689	121,623	333,192	375,302
1.00%	99,442	4,852	29,722	14,350	—
1.05%	488,874	—	16,973	191,409	—
1.10%	58,764	—	109,676	487,380	—
1.15%	—	—	2,120	383,789	—
1.20%	83,982	5,043	20,635	121,527	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	29,767	—	16,169	149	—
1.30%	41,331	—	97	189,912	—
1.35%	—	—	7,477	1,100,041	—
1.40%	—	—	78	3,876	—
1.45%	4,703	—	25,693	35,951	—
1.50%	—	—	5,741	12,542	—
1.55%	—	—	77	149	—
1.60%	—	—	77	2,211	—
1.65%	—	—	77	149	—
1.70%	—	—	76	149	—
1.75%	—	—	76	149	—
1.80%	—	—	76	149	—
1.85%	—	—	76	149	—
Total	$2,908,906	$587,821	$419,752	$3,078,762	$739,671

102	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
0.55%	$79	$—	$—	$151	$95
0.75%	43,188	629,243	509,586	520,098	29,718
0.85%	15,232	—	—	685,818	11,478
0.95%	316,161	139,854	394,846	417,275	26,618
1.00%	5,221	18,778	50,020	145,259	59,996
1.05%	79,393	—	—	395,421	25,028
1.10%	179,838	—	—	405,322	77,026
1.15%	76	—	—	186	93
1.20%	1,817	6,167	3,281	65,427	15,030
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,486	—	—	337	912
1.30%	14,407	—	—	35,091	92
1.35%	55,827	—	—	44,720	40,800
1.40%	75	—	—	182	92
1.45%	75	—	—	18,027	92
1.50%	75	—	—	14,446	836
1.55%	74	—	—	212	91
1.60%	74	—	—	211	91
1.65%	74	—	—	179	91
1.70%	30,527	—	—	210	91
1.75%	73	—	—	199	91
1.80%	73	—	—	177	90
1.85%	72	—	—	198	90
Total	$744,917	$794,042	$957,733	$2,749,146	$288,541

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
0.55%	$15,770	$23,489	$32,924	$14,908	$17,150
0.75%	999,518	1,012,825	1,111,265	283,062	271,815
0.85%	488,682	—	647,909	376,722	160,979
0.95%	834,725	424,726	1,526,716	202,298	540,913
1.00%	126,955	37,378	181,098	49,782	7,977
1.05%	326,771	—	438,639	121,281	91,299
1.10%	61,031	—	242,453	28,966	195,766
1.15%	—	—	150	—	125
1.20%	67,026	20,735	273,763	42,495	60,913
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	16,290	—	4,972	5,111	1,555
1.30%	44,137	—	192,165	26,899	124,448
1.35%	—	—	208,200	—	105,825
1.40%	—	—	5,306	—	123
1.45%	15,692	—	46,591	5,986	83
1.50%	—	—	6,635	—	3,919
1.55%	—	—	176	—	147
1.60%	—	—	176	—	146
1.65%	—	—	144	—	121
1.70%	—	—	174	—	145
1.75%	—	—	147	—	112
1.80%	—	—	143	—	120
1.85%	—	—	146	—	111
Total	$2,996,597	$1,519,153	$4,919,892	$1,157,510	$1,583,792

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	103

Subaccount	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	$112	$68	$161	$22,956	$1,480
0.75%	208,951	2,932	840,134	3,107,914	380,148
0.85%	135,743	29,636	592,782	1,674,836	363,973
0.95%	106,058	64,763	1,542,854	2,336,285	1,083,572
1.00%	16,916	67	146,772	609,865	95,216
1.05%	79,148	2,494	228,580	1,476,489	434,646
1.10%	43,781	12,048	1,447,030	384,174	408,408
1.15%	—	66	7,368	25,640	4,876
1.20%	47,203	70	465,460	726,375	217,408
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,523	66	40,235	40,248	2,293
1.30%	9,603	66	164,737	405,433	35,902
1.35%	—	29,358	329,045	272,134	175,935
1.40%	—	65	6,038	73	6,369
1.45%	9,398	65	36,056	30,543	26,766
1.50%	—	2,270	1,386	73	16,284
1.55%	—	65	175	73	154
1.60%	—	65	175	77	154
1.65%	—	65	200	73	128
1.70%	—	65	3,132	72	152
1.75%	—	65	194	73	2,774
1.80%	—	65	198	73	126
1.85%	—	65	194	73	139
Total	$661,436	$144,489	$5,852,906	$11,113,552	$3,256,903

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
0.55%	$11,212	$87	$2,167	$185	$—
0.75%	909,796	80	81,526	416,523	63,523
0.85%	932,163	34,022	112,743	—	—
0.95%	986,507	98,254	799,828	322,352	173,255
1.00%	145,451	80	46,141	2,036	—
1.05%	545,375	80	47,917	—	—
1.10%	424,065	79	242,466	—	—
1.15%	77	78	2,147	—	—
1.20%	269,371	78	222,861	9,153	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	25,126	78	6,129	—	—
1.30%	177,935	5,019	123,302	—	—
1.35%	5,924	10,844	56,840	—	—
1.40%	82	77	2,117	—	—
1.45%	55,132	11,123	66,684	—	—
1.50%	74	73	2,105	—	—
1.55%	90	76	2,099	—	—
1.60%	90	76	4,074	—	—
1.65%	23,885	76	2,087	—	—
1.70%	90	75	28,510	—	—
1.75%	73	71	2,075	—	—
1.80%	80	75	2,070	—	—
1.85%	73	71	2,064	—	—
Total	$4,512,671	$160,572	$1,857,952	$750,249	$236,778

104	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$76	$—	$1,346	$4,024	$983,232
0.75%	87,584	122,766	37,235	4,556,243	4,715,223
0.85%	167,582	—	88,662	16,305,112	18,382,674
0.95%	644,469	321,049	126,111	8,605,090	2,497,326
1.00%	12,016	—	30,835	691,429	453,780
1.05%	217,523	—	46,773	973,950	7,861,456
1.10%	140,302	—	38,645	5,237,474	4,513,214
1.15%	96	—	112	21	—
1.20%	57,627	—	21,710	2,310,755	272,959
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,123	—	3,691	17,146	136,136
1.30%	53,826	—	83,378	1,258,620	2,231,455
1.35%	89,233	—	77,344	1,346,751	—
1.40%	95	—	112	21	—
1.45%	28,021	—	5,468	1,440,072	19,104
1.50%	13,121	—	178	59,285	—
1.55%	94	—	110	22	—
1.60%	93	—	110	134,434	—
1.65%	93	—	110	21	—
1.70%	33,868	—	109	25	—
1.75%	93	—	109	21	—
1.80%	93	—	109	21	—
1.85%	92	—	109	87,568	—
Total	$1,550,120	$443,815	$562,366	$43,028,105	$42,066,559

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
0.55%	$15,544	$75	$20	$20	$22
0.75%	904,501	2,627,916	20	20	124,917
0.85%	7,610,401	11,051,289	7,118	19	806,668
0.95%	6,684,214	1,469,011	3,407,368	4,424,968	16,551,610
1.00%	407,752	652,149	20	20	43,609
1.05%	1,402,528	6,779,075	72,019	28,400	400,213
1.10%	4,712,998	3,302,426	673,259	2,993,492	7,031,492
1.15%	18,552	—	20	20	22
1.20%	3,565,173	672,383	20	158,161	2,675,327
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,873	266,040	20	20	21
1.30%	1,210,374	2,329,696	53,763	20	2,136,253
1.35%	636,310	—	76,727	312,363	1,659,215
1.40%	22	—	20	20	22
1.45%	3,249,490	1,445,223	20	20	960,020
1.50%	6,500	—	20	20	82,372
1.55%	312	—	20	20	22
1.60%	20	—	20	20	22
1.65%	20	—	20	20	22
1.70%	58,986	—	20	20	138,416
1.75%	41	—	20	20	22
1.80%	42	—	20	20	22
1.85%	41	—	20	20	22
Total	$30,493,694	$30,595,283	$4,290,574	$7,917,723	$32,610,331

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	105

Subaccount	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	$28	$508,785	$365,471	$21	$649,059
0.75%	475,348	8,240,149	5,575,586	13,783,663	41,425,813
0.85%	2,740,507	62,220,328	42,237,338	104,538,582	222,490,294
0.95%	39,759,518	239,620,772	408,777,953	115,790,765	27,657,565
1.00%	216,455	1,240,183	705,648	2,472,764	12,298,089
1.05%	2,075,020	30,201,233	110,432,738	23,822,876	94,130,705
1.10%	20,355,558	107,623,082	230,013,681	32,065,355	51,550,809
1.15%	164,207	1,205,023	6,726,414	299,878	—
1.20%	2,955,316	17,845,366	36,696,066	71,364,121	5,506,105
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20	11,985	8,284	74,447	944,006
1.30%	3,384,486	10,742,854	37,987,200	15,446,333	30,035,227
1.35%	7,458,344	14,121,168	21,798,750	10,879,022	—
1.40%	21	92,965	921,450	35	—
1.45%	1,641,263	1,006,749	1,543,950	15,029,660	597,959
1.50%	51,712	151,409	218,423	368,213	—
1.55%	21	21	822,258	592,100	—
1.60%	120,372	27,185	970,670	1,150,811	—
1.65%	21	21	869,527	21	—
1.70%	21	22	516,024	497,188	—
1.75%	21	22	21	21	—
1.80%	20	22	21	21	—
1.85%	21	22	21	27,850	—
Total	$81,398,300	$494,859,366	$907,187,494	$408,203,747	$487,285,631

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
0.55%	$42	$17,293	$1,039,125	$21	$6,296
0.75%	8,183,866	16,070,391	2,667,938	7,265,014	1,632,518
0.85%	60,580,008	73,437,649	16,293,308	35,780,173	326,697
0.95%	43,626,750	11,346,532	22,824,472	6,737,169	819,791
1.00%	1,235,379	3,599,253	311,696	853,441	282,611
1.05%	8,139,871	27,180,071	4,750,258	20,454,839	161,193
1.10%	22,510,283	14,052,171	7,524,827	9,999,398	53,921
1.15%	22	—	324,898	—	—
1.20%	24,729,875	990,651	11,570,312	1,235,871	210,681
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	244,420	778,120	25,087	260,526	714
1.30%	6,921,770	5,151,428	4,337,638	5,566,331	34,476
1.35%	4,025,004	—	3,077,022	—	—
1.40%	20	—	128	—	—
1.45%	2,429,511	463,445	2,593,248	1,328,404	28
1.50%	477,224	—	36,293	—	—
1.55%	49,980	—	472,394	—	—
1.60%	70,107	—	98,095	—	—
1.65%	22	—	405,646	—	—
1.70%	21	—	20	—	—
1.75%	21	—	21	—	—
1.80%	22	—	98,948	—	—
1.85%	22	—	22	—	—
Total	$183,224,240	$153,087,004	$78,451,396	$89,481,187	$3,528,926

106	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
0.55%	$20	$20	$20	$21,122	$67,154
0.75%	12,234	11,755	285,217	3,024,144	5,093,610
0.85%	10,045	3,047,495	1,238,361	925,762	1,333,593
0.95%	5,403,876	49,310,951	32,191,298	1,892,631	3,410,335
1.00%	20	20	301,743	496,901	648,418
1.05%	596,581	3,213,264	2,000,181	607,475	679,691
1.10%	2,383,870	23,674,918	24,364,422	183,626	121,214
1.15%	29,735	236,864	178,374	—	—
1.20%	236,711	2,507,498	1,375,675	210,561	441,123
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20	20	20	12,578	26,177
1.30%	520,156	815,867	1,682,502	194,272	193,248
1.35%	592,506	1,413,675	1,537,537	—	—
1.40%	22	23	22	—	—
1.45%	473,373	20	386,644	28,094	13,671
1.50%	22	23	22	—	—
1.55%	22	23	22	—	—
1.60%	22	899,093	39,827	—	—
1.65%	22	23	22	—	—
1.70%	22	22	22	—	—
1.75%	22	22	22	—	—
1.80%	22	22	22	—	—
1.85%	22	22	22	—	—
Total	$10,259,345	$85,131,640	$65,581,997	$7,597,166	$12,028,234

Subaccount		WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%		$—	$8,316	$137	$82
0.75%		1,158,341	495,605	675,461	34,283
0.85%		—	349,819	402,081	20,427
0.95%		555,165	285,611	884,193	126,389
1.00%		191,055	132,774	111,625	14,870
1.05%		—	279,828	251,454	44,603
1.10%		—	10,030	660,720	62,172
1.15%		—	—	134	79
1.20%		34,921	46,361	208,802	21,115
1.25%		—	—	—	—
1.25%		—	—	—	—
1.25%		—	—	—	—
1.25%		—	—	—	—
1.25%		—	6,531	17,047	2,708
1.30%		—	9,723	58,370	1,755
1.35%		—	—	136,585	10,951
1.40%		—	—	131	79
1.45%		—	67	44,490	4,859
1.50%		—	—	6,908	7,087
1.55%		—	—	158	79
1.60%		—	—	5,338	79
1.65%		—	—	128	79
1.70%		—	—	157	78
1.75%		—	—	123	78
1.80%		—	—	127	78
1.85%		—	—	122	78
Total		$1,939,482	$1,624,665	$3,464,291	$352,008

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	107

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2018	637	$1.17	to	$1.09	$724	1.61%	0.55%	to	1.85%	(7.85%)	to	(9.05%)
2017	467	$1.27	to	$1.20	$578	1.83%	0.55%	to	1.85%	13.71%	to	12.24%
2016	315	$1.12	to	$1.07	$347	0.59%	0.55%	to	1.85%	2.80%	to	1.48%
2015	297	$1.09	to	$1.05	$321	0.87%	0.55%	to	1.85%	(1.85%)	to	(3.11%)
2014	47	$1.11	to	$1.08	$54	0.43%	0.55%	to	1.85%	3.64%	to	2.29%
AB VPS Global Thematic Gro, Cl B
2018	304	$1.71	to	$1.65	$522	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	446	$1.91	to	$1.86	$861	0.28%	0.55%	to	1.45%	35.55%	to	34.35%
2016	663	$1.41	to	$1.39	$949	—	0.55%	to	1.45%	(1.42%)	to	(2.30%)
2015	853	$1.43	to	$1.42	$1,244	—	0.55%	to	1.45%	2.08%	to	1.17%
2014	935	$1.40	to	$1.40	$1,343	—	0.55%	to	1.45%	4.23%	to	3.30%
AB VPS Gro & Inc, Cl B
2018	1,984	$2.28	to	$1.91	$4,450	0.74%	0.55%	to	1.45%	(6.37%)	to	(7.21%)
2017	2,222	$2.43	to	$2.06	$5,329	1.28%	0.55%	to	1.45%	17.95%	to	16.89%
2016	2,408	$2.06	to	$1.76	$4,936	0.79%	0.55%	to	1.45%	10.46%	to	9.48%
2015	3,011	$1.87	to	$1.61	$5,616	1.20%	0.55%	to	1.45%	0.87%	to	(0.03%)
2014	3,737	$1.85	to	$1.61	$6,938	1.10%	0.55%	to	1.45%	8.69%	to	7.72%
AB VPS Intl Val, Cl B
2018	3,300	$1.10	to	$0.74	$4,475	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	3,862	$1.44	to	$0.97	$6,746	1.83%	0.55%	to	1.45%	24.41%	to	23.30%
2016	4,875	$1.15	to	$0.79	$6,753	1.02%	0.55%	to	1.45%	(1.34%)	to	(2.22%)
2015	5,809	$1.17	to	$0.80	$8,303	2.11%	0.55%	to	1.45%	1.84%	to	0.93%
2014	6,655	$1.15	to	$0.80	$9,495	3.29%	0.55%	to	1.45%	(6.97%)	to	(7.81%)
ALPS Alerian Engy Infr, Class III
2018	2,033	$0.82	to	$0.76	$1,618	1.75%	0.55%	to	1.85%	(19.40%)	to	(20.45%)
2017	2,189	$1.01	to	$0.95	$2,177	1.78%	0.55%	to	1.85%	(1.38%)	to	(2.65%)
2016	2,632	$1.03	to	$0.98	$2,666	2.43%	0.55%	to	1.85%	40.03%	to	38.22%
2015	1,451	$0.73	to	$0.71	$1,053	0.84%	0.55%	to	1.85%	(38.26%)	to	(39.07%)
2014	1,154	$1.19	to	$1.16	$1,362	0.18%	0.55%	to	1.85%	11.30%	to	9.86%
AC VP Intl, Cl I
2018	202	$1.22	to	$1.17	$240	1.27%	0.75%	to	0.95%	(15.86%)	to	(16.03%)
2017	216	$1.45	to	$1.40	$307	0.91%	0.75%	to	0.95%	30.23%	to	29.97%
2016	282	$1.11	to	$1.07	$308	1.07%	0.75%	to	0.95%	(6.20%)	to	(6.39%)
2015	315	$1.18	to	$1.15	$367	0.38%	0.75%	to	0.95%	0.00%	to	(0.19%)
2014	382	$1.18	to	$1.15	$445	1.72%	0.75%	to	0.95%	(6.21%)	to	(6.40%)
AC VP Mid Cap Val, Cl II
2018	1,071	$2.02	to	$2.27	$2,382	1.23%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	1,455	$2.34	to	$2.64	$3,731	1.37%	0.55%	to	1.45%	10.86%	to	9.87%
2016	1,954	$2.11	to	$2.41	$4,583	1.54%	0.55%	to	1.45%	22.05%	to	20.96%
2015	2,380	$1.73	to	$1.99	$4,591	1.50%	0.55%	to	1.45%	(2.12%)	to	(3.00%)
2014	2,646	$1.76	to	$2.05	$5,191	1.04%	0.55%	to	1.45%	15.60%	to	14.57%
AC VP Ultra, Cl II
2018	674	$2.60	to	$2.55	$1,752	0.11%	0.55%	to	1.45%	0.05%	to	(0.86%)
2017	772	$2.60	to	$2.57	$2,017	0.25%	0.55%	to	1.45%	31.28%	to	30.11%
2016	1,207	$1.98	to	$1.98	$2,417	0.19%	0.55%	to	1.45%	3.78%	to	2.86%
2015	1,269	$1.91	to	$1.92	$2,444	0.30%	0.55%	to	1.45%	5.47%	to	4.52%
2014	1,745	$1.81	to	$1.84	$3,211	0.23%	0.55%	to	1.45%	9.23%	to	8.25%
AC VP Val, Cl I
2018	195	$3.32	to	$3.20	$639	1.62%	0.75%	to	0.95%	(9.83%)	to	(10.01%)
2017	229	$3.69	to	$3.56	$833	1.61%	0.75%	to	0.95%	7.94%	to	7.72%
2016	316	$3.41	to	$3.31	$1,062	1.73%	0.75%	to	0.95%	19.58%	to	19.34%
2015	378	$2.86	to	$2.77	$1,064	2.12%	0.75%	to	0.95%	(4.60%)	to	(4.79%)
2014	431	$2.99	to	$2.91	$1,273	1.54%	0.75%	to	0.95%	12.23%	to	12.01%

108	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
BlackRock Global Alloc, Cl III
2018	2,847	$1.26	to	$1.07	$3,466	0.83%	0.55%	to	1.85%	(8.09%)	to	(9.29%)
2017	3,084	$1.37	to	$1.18	$4,108	1.27%	0.55%	to	1.85%	13.09%	to	11.63%
2016	3,362	$1.21	to	$1.06	$3,981	1.07%	0.55%	to	1.85%	3.24%	to	1.91%
2015	5,408	$1.17	to	$1.04	$6,240	1.16%	0.55%	to	1.85%	(1.54%)	to	(2.82%)
2014	4,077	$1.19	to	$1.07	$4,794	2.56%	0.55%	to	1.85%	1.37%	to	0.06%
Calvert VP SRI Bal, Cl I
2018	387	$1.85	to	$1.99	$647	1.73%	0.55%	to	1.20%	(3.21%)	to	(3.84%)
2017	421	$1.91	to	$2.07	$730	1.74%	0.55%	to	1.20%	11.38%	to	10.66%
2016	717	$1.71	to	$1.87	$1,114	1.52%	0.55%	to	1.20%	7.26%	to	6.57%
2015	962	$1.60	to	$1.76	$1,401	0.11%	0.55%	to	1.20%	(2.72%)	to	(3.36%)
2014	1,025	$1.64	to	$1.82	$1,539	1.50%	0.55%	to	1.20%	9.06%	to	8.35%
Col VP Bal, Cl 3
2018	15,368	$2.05	to	$1.30	$29,853	—	0.55%	to	1.85%	(6.41%)	to	(7.63%)
2017	13,512	$2.19	to	$1.40	$28,727	—	0.55%	to	1.85%	13.89%	to	12.42%
2016	9,178	$1.92	to	$1.25	$18,218	—	0.55%	to	1.85%	5.82%	to	4.46%
2015	7,199	$1.82	to	$1.19	$13,912	—	0.55%	to	1.85%	1.15%	to	(0.16%)
2014	5,950	$1.80	to	$1.20	$11,885	—	0.55%	to	1.85%	9.52%	to	8.11%
Col VP Commodity Strategy, Cl 2
2018	762	$0.53	to	$0.49	$394	—	0.55%	to	1.85%	(14.64%)	to	(15.75%)
2017	494	$0.62	to	$0.58	$301	6.37%	0.55%	to	1.85%	1.15%	to	(0.15%)
2016	429	$0.61	to	$0.59	$261	—	0.55%	to	1.85%	11.75%	to	10.31%
2015	102	$0.55	to	$0.53	$57	—	0.55%	to	1.85%	(24.19%)	to	(25.17%)
2014	205	$0.73	to	$0.71	$148	—	0.55%	to	1.85%	(21.89%)	to	(22.90%)
Col VP Contrarian Core, Cl 2
2018	1,878	$1.64	to	$1.52	$2,987	—	0.55%	to	1.85%	(9.64%)	to	(10.82%)
2017	1,594	$1.82	to	$1.71	$2,825	—	0.55%	to	1.85%	20.82%	to	19.26%
2016	1,172	$1.50	to	$1.43	$1,731	—	0.55%	to	1.85%	7.82%	to	6.42%
2015	745	$1.39	to	$1.35	$1,027	—	0.55%	to	1.85%	2.17%	to	0.85%
2014	408	$1.36	to	$1.33	$552	—	0.55%	to	1.85%	12.22%	to	10.76%
Col VP Disciplined Core, Cl 3
2018	7,618	$2.43	to	$2.02	$17,147	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	8,459	$2.54	to	$2.13	$19,885	—	0.55%	to	1.45%	23.54%	to	22.44%
2016	9,847	$2.05	to	$1.74	$18,817	—	0.55%	to	1.45%	7.35%	to	6.38%
2015	11,735	$1.91	to	$1.63	$20,572	—	0.55%	to	1.45%	0.20%	to	(0.70%)
2014	12,870	$1.91	to	$1.65	$22,468	—	0.55%	to	1.45%	14.59%	to	13.56%
Col VP Div Abs Return, Cl 2
2018	208	$0.82	to	$0.76	$164	—	0.55%	to	1.85%	(9.24%)	to	(10.42%)
2017	199	$0.90	to	$0.85	$175	—	0.55%	to	1.85%	2.03%	to	0.71%
2016	86	$0.89	to	$0.84	$75	—	0.55%	to	1.85%	(3.16%)	to	(4.42%)
2015	104	$0.91	to	$0.88	$94	—	0.55%	to	1.85%	(1.38%)	to	(2.65%)
2014	151	$0.93	to	$0.91	$139	—	0.55%	to	1.85%	(2.48%)	to	(3.74%)
Col VP Divd Opp, Cl 3
2018	8,378	$2.26	to	$1.64	$21,438	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	9,883	$2.42	to	$1.76	$26,903	—	0.55%	to	1.45%	13.65%	to	12.64%
2016	12,215	$2.13	to	$1.57	$29,270	—	0.55%	to	1.45%	12.90%	to	11.88%
2015	14,185	$1.88	to	$1.40	$30,245	—	0.55%	to	1.45%	(3.30%)	to	(4.17%)
2014	16,773	$1.95	to	$1.46	$37,084	—	0.55%	to	1.45%	9.30%	to	8.32%
Col VP Emerg Mkts Bond, Cl 2
2018	771	$1.01	to	$0.94	$764	4.39%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
2017	523	$1.10	to	$1.04	$566	4.38%	0.55%	to	1.85%	11.08%	to	9.64%
2016	475	$0.99	to	$0.94	$464	2.36%	0.55%	to	1.85%	10.46%	to	9.03%
2015	332	$0.90	to	$0.87	$296	1.62%	0.55%	to	1.85%	(1.86%)	to	(3.13%)
2014	353	$0.92	to	$0.89	$322	5.51%	0.55%	to	1.85%	0.88%	to	(0.43%)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	109

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Emer Mkts, Cl 3
2018	3,292	$2.41	to	$1.46	$7,016	0.45%	0.55%	to	1.45%	(22.01%)		to	(22.71%)
2017	3,525	$3.09	to	$1.88	$9,712	0.09%	0.55%	to	1.45%	46.25%		to	44.95%
2016	4,305	$2.11	to	$1.30	$8,090	0.11%	0.55%	to	1.45%	4.39%		to	3.46%
2015	4,709	$2.02	to	$1.26	$8,778	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	5,482	$2.24	to	$1.40	$11,282	0.24%	0.55%	to	1.45%	(2.81%)		to	(3.68%)
Col VP Global Strategic Inc, Cl 3
2018	2,919	$1.19	to	$1.06	$4,204	4.59%	0.55%	to	1.45%	(5.86%)		to	(6.71%)
2017	3,858	$1.26	to	$1.14	$5,849	—	0.55%	to	1.45%	5.19%		to	4.25%
2016	4,630	$1.20	to	$1.09	$6,699	—	0.55%	to	1.45%	(1.77%)		to	(2.65%)
2015	5,683	$1.22	to	$1.12	$8,499	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	6,530	$1.31	to	$1.21	$10,537	—	0.55%	to	1.45%	0.24%		to	(0.66%)
Col VP Govt Money Mkt, Cl 3
2018	10,216	$1.09	to	$0.93	$10,666	1.35%	0.55%	to	1.45%	0.83%		to	(0.08%)
2017	12,019	$1.08	to	$0.93	$12,454	0.30%	0.55%	to	1.45%	(0.24%)		to	(1.14%)
2016	11,192	$1.08	to	$0.94	$11,808	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.44%)
2015	13,090	$1.08	to	$0.96	$13,887	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2014	11,623	$1.09	to	$0.97	$12,673	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.44%)
Col VP Hi Yield Bond, Cl 3
2018	3,159	$2.19	to	$1.81	$7,841	5.44%	0.55%	to	1.45%	(4.53%)		to	(5.39%)
2017	4,130	$2.29	to	$1.91	$10,717	5.40%	0.55%	to	1.45%	5.83%		to	4.88%
2016	5,086	$2.16	to	$1.83	$12,480	5.97%	0.55%	to	1.45%	11.11%		to	10.11%
2015	6,051	$1.95	to	$1.66	$13,457	5.97%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	7,056	$1.98	to	$1.70	$16,079	6.14%	0.55%	to	1.45%	3.05%		to	2.12%
Col VP Inc Opp, Cl 3
2018	3,174	$2.08	to	$1.77	$6,178	4.91%	0.55%	to	1.45%	(4.39%)		to	(5.25%)
2017	4,240	$2.18	to	$1.87	$8,630	6.00%	0.55%	to	1.45%	5.80%		to	4.86%
2016	5,229	$2.06	to	$1.79	$10,096	12.41%	0.55%	to	1.45%	10.25%		to	9.26%
2015	3,718	$1.87	to	$1.63	$6,584	9.19%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	4,680	$1.90	to	$1.67	$8,440	—	0.55%	to	1.45%	3.20%		to	2.27%
Col VP Inter Bond, Cl 3
2018	10,002	$1.56	to	$1.36	$17,104	2.19%	0.55%	to	1.45%	(0.29%)		to	(1.19%)
2017	12,656	$1.56	to	$1.38	$21,763	2.67%	0.55%	to	1.45%	3.17%		to	2.24%
2016	15,588	$1.51	to	$1.35	$26,087	1.65%	0.55%	to	1.45%	3.97%		to	3.03%
2015	17,809	$1.46	to	$1.31	$28,925	1.32%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	20,327	$1.46	to	$1.33	$33,316	2.62%	0.55%	to	1.45%	4.74%		to	3.80%
Col VP Lg Cap Gro, Cl 3
2018	2,675	$2.49	to	$2.09	$3,507	—	0.55%	to	1.45%	(4.62%)		to	(5.48%)
2017	2,969	$2.61	to	$2.21	$4,106	—	0.55%	to	1.45%	27.25%		to	26.11%
2016	3,815	$2.05	to	$1.75	$4,294	—	0.55%	to	1.45%	0.62%		to	(0.29%)
2015	4,927	$2.04	to	$1.76	$5,446	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	4,923	$1.88	to	$1.63	$5,034	—	0.55%	to	1.45%	13.41%		to	12.39%
Col VP Lg Cap Index, Cl 3
2018	11,391	$2.48	to	$1.56	$23,997	—	0.55%	to	1.85%	(5.34%)		to	(6.57%)
2017	10,370	$2.62	to	$1.67	$23,037	—	0.55%	to	1.85%	20.62%		to	19.07%
2016	7,362	$2.17	to	$1.40	$13,710	—	0.55%	to	1.85%	10.90%		to	9.46%
2015	6,084	$1.96	to	$1.28	$10,222	—	0.55%	to	1.85%	0.31%		to	(0.99%)
2014	5,751	$1.95	to	$1.29	$9,593	—	0.55%	to	1.85%	12.59%		to	11.13%
Col VP Limited Duration Cr, Cl 2
2018	2,819	$0.97	to	$0.95	$2,990	1.68%	0.55%	to	1.85%	(0.57%)		to	(1.86%)
2017	3,111	$0.98	to	$0.96	$3,329	2.09%	0.55%	to	1.85%	1.24%		to	(0.06%)
2016	2,329	$0.96	to	$0.97	$2,475	3.44%	0.55%	to	1.85%	4.71%		to	3.34%
2015	1,573	$0.92	to	$0.93	$1,603	4.64%	0.55%	to	1.85%	(3.01%)		to	(4.29%)
2014	4,302	$0.95	to	$0.98	$4,497	0.66%	0.55%	to	1.85%	(1.74	%)(5)	to	(1.53%)
Col VP Long Govt/Cr Bond, Cl 2
2018	520	$1.05	to	$0.98	$535	2.84%	0.55%	to	1.85%	(5.89%)		to	(7.13%)
2017	764	$1.12	to	$1.05	$839	3.33%	0.55%	to	1.85%	10.40%		to	8.97%
2016	802	$1.01	to	$0.97	$802	1.70%	0.55%	to	1.85%	2.22%		to	0.89%
2015	499	$0.99	to	$0.96	$490	1.90%	0.55%	to	1.85%	(0.77%)		to	(2.05%)
2014	259	$1.00	to	$0.98	$259	0.13%	0.55%	to	1.85%	4.67%		to	3.32%

110	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Mid Cap Gro, Cl 3
2018	1,562	$2.30	to	$2.05	$3,050	—	0.55%	to	1.45%	(5.38%)	to	(6.23%)
2017	1,761	$2.43	to	$2.18	$3,661	—	0.55%	to	1.45%	22.12%	to	21.03%
2016	2,023	$1.99	to	$1.80	$3,461	—	0.55%	to	1.45%	1.60%	to	0.69%
2015	2,309	$1.96	to	$1.79	$3,938	—	0.55%	to	1.45%	4.92%	to	3.97%
2014	2,436	$1.86	to	$1.72	$3,987	—	0.55%	to	1.45%	6.69%	to	5.73%
Col VP Mid Cap Val, Cl 3
2018	817	$2.13	to	$1.75	$1,725	—	0.55%	to	1.45%	(13.88%)	to	(14.66%)
2017	1,095	$2.47	to	$2.05	$2,685	—	0.55%	to	1.45%	12.77%	to	11.76%
2016	1,332	$2.19	to	$1.84	$2,913	—	0.55%	to	1.45%	13.38%	to	12.36%
2015	1,743	$1.93	to	$1.64	$3,389	—	0.55%	to	1.45%	(5.48%)	to	(6.33%)
2014	2,261	$2.05	to	$1.75	$4,638	—	0.55%	to	1.45%	11.56%	to	10.55%
Col VP Overseas Core, Cl 3
2018	2,780	$1.63	to	$1.15	$3,722	2.69%	0.55%	to	1.45%	(17.16%)	to	(17.91%)
2017	3,241	$1.97	to	$1.40	$5,289	1.99%	0.55%	to	1.45%	26.67%	to	25.54%
2016	3,892	$1.55	to	$1.11	$5,038	1.55%	0.55%	to	1.45%	(6.62%)	to	(7.46%)
2015	3,361	$1.66	to	$1.20	$4,782	0.92%	0.55%	to	1.45%	4.46%	to	3.52%
2014	3,848	$1.59	to	$1.16	$5,252	1.79%	0.55%	to	1.45%	(9.06%)	to	(9.88%)
Col VP Select Lg Cap Val, Cl 3
2018	369	$2.35	to	$1.91	$782	—	0.55%	to	1.45%	(12.79%)	to	(13.58%)
2017	447	$2.69	to	$2.22	$1,098	—	0.55%	to	1.45%	20.14%	to	19.07%
2016	468	$2.24	to	$1.86	$967	—	0.55%	to	1.45%	19.16%	to	18.09%
2015	613	$1.88	to	$1.58	$1,074	—	0.55%	to	1.45%	(5.55%)	to	(6.40%)
2014	700	$1.99	to	$1.68	$1,309	—	0.55%	to	1.45%	10.77%	to	9.77%
Col VP Select Sm Cap Val, Cl 3
2018	587	$2.15	to	$1.82	$1,455	—	0.55%	to	1.45%	(13.18%)	to	(13.96%)
2017	658	$2.48	to	$2.12	$1,874	—	0.55%	to	1.45%	11.58%	to	10.59%
2016	826	$2.22	to	$1.92	$2,070	—	0.55%	to	1.45%	13.21%	to	12.19%
2015	988	$1.96	to	$1.71	$2,198	—	0.55%	to	1.45%	(3.76%)	to	(4.63%)
2014	1,170	$2.04	to	$1.79	$2,683	—	0.55%	to	1.45%	5.40%	to	4.45%
Col VP US Govt Mtge, Cl 3
2018	2,505	$1.28	to	$1.11	$3,342	2.74%	0.55%	to	1.45%	1.16%	to	0.24%
2017	2,815	$1.26	to	$1.11	$3,722	2.80%	0.55%	to	1.45%	2.65%	to	1.73%
2016	3,480	$1.23	to	$1.09	$4,497	2.70%	0.55%	to	1.45%	2.02%	to	1.10%
2015	4,002	$1.20	to	$1.08	$5,092	2.77%	0.55%	to	1.45%	0.66%	to	(0.25%)
2014	5,322	$1.20	to	$1.08	$6,779	1.78%	0.55%	to	1.45%	5.20%	to	4.26%
CS Commodity Return
2018	1,405	$0.47	to	$0.43	$642	2.57%	0.55%	to	1.45%	(12.14%)	to	(12.94%)
2017	1,543	$0.54	to	$0.50	$805	9.10%	0.55%	to	1.45%	0.96%	to	0.06%
2016	1,727	$0.53	to	$0.50	$896	—	0.55%	to	1.45%	11.41%	to	10.41%
2015	1,833	$0.48	to	$0.45	$856	—	0.55%	to	1.45%	(25.51%)	to	(26.18%)
2014	2,285	$0.64	to	$0.61	$1,436	—	0.55%	to	1.45%	(17.47%)	to	(18.21%)
CTIVP AQR Man Fut Strategy, Cl 2
2018	568	$0.92	to	$0.85	$509	—	0.55%	to	1.85%	(8.26%)	to	(9.45%)
2017	579	$1.00	to	$0.94	$569	0.34%	0.55%	to	1.85%	(1.50%)	to	(2.76%)
2016	451	$1.02	to	$0.97	$452	5.64%	0.55%	to	1.85%	(9.58%)	to	(10.75%)
2015	369	$1.12	to	$1.08	$410	16.50%	0.55%	to	1.85%	(0.63%)	to	(1.93%)
2014	286	$1.13	to	$1.11	$322	1.46%	0.55%	to	1.85%	9.40%	to	7.99%
CTIVP BR Gl Infl Prot Sec, Cl 3
2018	3,337	$1.53	to	$1.33	$4,817	—	0.55%	to	1.45%	(1.06%)	to	(1.95%)
2017	4,346	$1.55	to	$1.36	$6,359	2.29%	0.55%	to	1.45%	1.98%	to	1.07%
2016	5,109	$1.52	to	$1.34	$7,365	—	0.55%	to	1.45%	7.90%	to	6.94%
2015	6,372	$1.41	to	$1.25	$8,552	37.00%	0.55%	to	1.45%	(2.03%)	to	(2.91%)
2014	7,141	$1.44	to	$1.29	$9,824	—	0.55%	to	1.45%	8.00%	to	7.03%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	111

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Lazard Intl Eq Adv, Cl 2
2018	976	$1.06	to	$0.98	$1,007	2.00%	0.55%	to	1.85%	(16.68%)		to	(17.77%)
2017	687	$1.27	to	$1.20	$857	1.14%	0.55%	to	1.85%	22.97%		to	21.38%
2016	391	$1.04	to	$0.99	$399	2.02%	0.55%	to	1.85%	3.31%		to	1.96%
2015	130	$1.00	to	$0.97	$130	2.87%	0.55%	to	1.85%	(4.23%)		to	(5.48%)
2014	78	$1.05	to	$1.02	$83	2.57%	0.55%	to	1.85%	(0.74%)		to	(2.03%)
CTIVP Loomis Sayles Gro, Cl 1
2018	4,307	$1.36	to	$1.33	$5,808	—	0.55%	to	1.45%	(2.93%)		to	(3.81%)
2017	5,192	$1.40	to	$1.38	$7,239	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	7,370	$1.06	to	$1.05	$7,794	—	0.55%	to	1.45%	5.14	%(7)	to	4.51	%(7)
CTIVP MFS Blend Res Core Eq, Cl 3
2018	860	$1.77	to	$1.63	$1,479	—	0.55%	to	1.45%	(8.59%)		to	(9.41%)
2017	1,048	$1.94	to	$1.80	$1,978	—	0.55%	to	1.45%	19.62%		to	18.55%
2016	1,411	$1.62	to	$1.52	$2,238	—	0.55%	to	1.45%	9.09%		to	8.11%
2015	1,758	$1.49	to	$1.41	$2,564	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	2,188	$1.49	to	$1.42	$3,206	—	0.55%	to	1.45%	11.14%		to	10.14%
CTIVP Vty Sycamore Estb Val, Cl 3
2018	345	$2.63	to	$2.20	$843	—	0.55%	to	1.45%	(10.59%)		to	(11.40%)
2017	357	$2.94	to	$2.49	$981	—	0.55%	to	1.45%	15.09%		to	14.07%
2016	406	$2.56	to	$2.18	$974	—	0.55%	to	1.45%	19.97%		to	18.90%
2015	370	$2.13	to	$1.83	$739	—	0.55%	to	1.45%	(0.39%)		to	(1.29%)
2014	367	$2.14	to	$1.86	$740	—	0.55%	to	1.45%	11.41%		to	10.41%
CTIVP WF Short Duration Govt, Cl 2
2018	2,406	$1.00	to	$0.92	$2,370	0.97%	0.55%	to	1.85%	0.25%		to	(1.06%)
2017	2,726	$1.00	to	$0.93	$2,690	0.73%	0.55%	to	1.85%	(0.11%)		to	(1.41%)
2016	2,991	$1.00	to	$0.94	$2,966	0.66%	0.55%	to	1.85%	0.23%		to	(1.08%)
2015	1,960	$1.00	to	$0.95	$1,952	0.81%	0.55%	to	1.85%	(0.47%)		to	(1.77%)
2014	1,052	$1.00	to	$0.97	$1,058	0.12%	0.55%	to	1.85%	(0.08	%)(5)	to	(1.15%)
DWS Alt Asset Alloc VIP, Cl B
2018	670	$0.96	to	$0.85	$621	1.84%	0.55%	to	1.85%	(9.85%)		to	(11.02%)
2017	661	$1.07	to	$0.96	$683	1.98%	0.55%	to	1.85%	6.43%		to	5.05%
2016	676	$1.00	to	$0.91	$661	2.16%	0.55%	to	1.85%	4.42%		to	3.08%
2015	825	$0.96	to	$0.89	$778	2.76%	0.55%	to	1.85%	(7.05%)		to	(8.26%)
2014	873	$1.03	to	$0.97	$889	1.51%	0.55%	to	1.85%	2.67%		to	1.34%
EV VT Floating-Rate Inc, Init Cl
2018	4,898	$1.44	to	$1.28	$6,701	3.75%	0.55%	to	1.45%	(0.63%)		to	(1.52%)
2017	4,718	$1.45	to	$1.30	$6,539	3.26%	0.55%	to	1.45%	2.85%		to	1.93%
2016	5,824	$1.41	to	$1.28	$7,874	3.49%	0.55%	to	1.45%	8.35%		to	7.38%
2015	6,828	$1.30	to	$1.19	$8,550	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	8,585	$1.32	to	$1.22	$10,958	3.15%	0.55%	to	1.45%	0.02%		to	(0.87%)
Fid VIP Contrafund, Serv Cl 2
2018	12,390	$2.09	to	$1.47	$25,492	0.44%	0.55%	to	1.85%	(7.15%)		to	(8.36%)
2017	12,378	$2.25	to	$1.61	$27,582	0.76%	0.55%	to	1.85%	20.92%		to	19.37%
2016	13,607	$1.86	to	$1.35	$25,246	0.60%	0.55%	to	1.85%	7.14%		to	5.76%
2015	15,536	$1.74	to	$1.27	$27,019	0.77%	0.55%	to	1.85%	(0.13%)		to	(1.43%)
2014	16,882	$1.74	to	$1.29	$29,544	0.73%	0.55%	to	1.85%	11.04%		to	9.61%
Fid VIP Gro & Inc, Serv Cl
2018	487	$2.03	to	$1.96	$969	0.25%	0.75%	to	0.95%	(9.76%)		to	(9.94%)
2017	529	$2.25	to	$2.17	$1,168	1.15%	0.75%	to	0.95%	15.90%		to	15.67%
2016	593	$1.94	to	$1.88	$1,129	1.58%	0.75%	to	0.95%	15.08%		to	14.85%
2015	719	$1.69	to	$1.63	$1,190	1.85%	0.75%	to	0.95%	(3.08%)		to	(3.27%)
2014	852	$1.74	to	$1.69	$1,457	1.65%	0.75%	to	0.95%	9.56%		to	9.34%
Fid VIP Mid Cap, Serv Cl
2018	443	$3.71	to	$3.57	$1,604	0.54%	0.75%	to	0.95%	(15.28%)		to	(15.45%)
2017	490	$4.37	to	$4.23	$2,101	0.60%	0.75%	to	0.95%	19.80%		to	19.57%
2016	617	$3.65	to	$3.53	$2,210	0.39%	0.75%	to	0.95%	11.28%		to	11.06%
2015	801	$3.28	to	$3.18	$2,581	0.39%	0.75%	to	0.95%	(2.24%)		to	(2.43%)
2014	890	$3.36	to	$3.26	$2,940	0.15%	0.75%	to	0.95%	5.40%		to	5.19%

112	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Overseas, Serv Cl
2018	172	$1.40	to	$1.35	$235	1.42%	0.75%	to	0.95%	(15.52%)		to	(15.69%)
2017	193	$1.66	to	$1.60	$313	1.34%	0.75%	to	0.95%	29.13%		to	28.88%
2016	206	$1.28	to	$1.24	$259	1.36%	0.75%	to	0.95%	(5.83%)		to	(6.02%)
2015	235	$1.36	to	$1.32	$313	1.21%	0.75%	to	0.95%	2.72%		to	2.51%
2014	261	$1.33	to	$1.29	$339	1.07%	0.75%	to	0.95%	(8.85%)		to	(9.03%)
Fid VIP Strategic Inc, Serv Cl 2
2018	3,921	$1.10	to	$1.02	$4,187	4.18%	0.55%	to	1.85%	(3.37%)		to	(4.62%)
2017	2,443	$1.14	to	$1.07	$2,715	3.69%	0.55%	to	1.85%	6.96%		to	5.59%
2016	1,805	$1.06	to	$1.01	$1,888	3.91%	0.55%	to	1.85%	7.42%		to	6.04%
2015	1,412	$0.99	to	$0.95	$1,381	2.81%	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2014	1,697	$1.01	to	$0.99	$1,711	1.50%	0.55%	to	1.85%	2.80%		to	1.48%
Frank Global Real Est, Cl 2
2018	1,921	$1.29	to	$0.99	$3,502	2.67%	0.55%	to	1.45%	(7.29%)		to	(8.12%)
2017	2,442	$1.39	to	$1.08	$4,758	3.25%	0.55%	to	1.45%	9.87%		to	8.89%
2016	3,202	$1.26	to	$0.99	$5,579	1.19%	0.55%	to	1.45%	(0.01%)		to	(0.90%)
2015	3,633	$1.26	to	$1.00	$6,437	3.25%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	4,367	$1.26	to	$1.01	$7,744	0.45%	0.55%	to	1.45%	14.38%		to	13.36%
Frank Inc, Cl 2
2018	1,899	$1.22	to	$1.13	$2,239	4.76%	0.55%	to	1.85%	(4.83%)		to	(6.07%)
2017	1,826	$1.28	to	$1.20	$2,275	4.17%	0.55%	to	1.85%	9.08%		to	7.67%
2016	1,427	$1.17	to	$1.12	$1,642	4.95%	0.55%	to	1.85%	13.40%		to	11.94%
2015	1,493	$1.03	to	$1.00	$1,523	5.94%	0.55%	to	1.85%	(7.56%)		to	(8.76%)
2014	3,660	$1.12	to	$1.09	$4,064	4.92%	0.55%	to	1.85%	4.04%		to	2.70%
Frank Sm Cap Val, Cl 2
2018	2,562	$2.41	to	$1.32	$7,235	0.89%	0.55%	to	1.85%	(13.36%)		to	(14.48%)
2017	2,619	$2.78	to	$1.55	$8,614	0.52%	0.55%	to	1.85%	10.05%		to	8.63%
2016	2,702	$2.52	to	$1.43	$8,242	0.82%	0.55%	to	1.85%	29.48%		to	27.81%
2015	3,132	$1.95	to	$1.11	$7,393	0.63%	0.55%	to	1.85%	(7.90%)		to	(9.09%)
2014	3,860	$2.12	to	$1.23	$9,945	0.62%	0.55%	to	1.85%	0.02%		to	(1.27%)
GS VIT Mid Cap Val, Inst
2018	1,530	$2.36	to	$3.18	$5,944	1.26%	0.55%	to	1.20%	(10.95%)		to	(11.53%)
2017	1,796	$2.65	to	$3.60	$7,881	0.69%	0.55%	to	1.20%	10.46%		to	9.75%
2016	2,155	$2.40	to	$3.28	$8,606	1.29%	0.55%	to	1.20%	12.91%		to	12.18%
2015	2,678	$2.12	to	$2.92	$9,503	0.38%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	3,041	$2.35	to	$3.25	$11,998	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
GS VIT Multi-Strategy Alt, Advisor
2018	231	$0.88	to	$0.83	$200	2.63%	0.55%	to	1.85%	(7.61%)		to	(8.81%)
2017	188	$0.96	to	$0.91	$178	2.50%	0.55%	to	1.85%	4.56%		to	3.22%
2016	130	$0.91	to	$0.88	$119	0.77%	0.55%	to	1.85%	(0.27%)		to	(1.57%)
2015	109	$0.92	to	$0.90	$100	2.90%	0.55%	to	1.85%	(5.40%)		to	(6.63%)
2014	29	$0.97	to	$0.96	$30	3.38%	0.55%	to	1.85%	(3.09	%)(5)	to	(3.73	%)(5)
GS VIT Sm Cap Eq Insights, Inst
2018	124	$2.81	to	$2.71	$336	0.47%	0.75%	to	0.95%	(9.31%)		to	(9.49%)
2017	125	$3.09	to	$2.99	$376	0.55%	0.75%	to	0.95%	10.73%		to	10.51%
2016	133	$2.79	to	$2.71	$362	1.18%	0.75%	to	0.95%	22.28%		to	22.04%
2015	143	$2.29	to	$2.22	$320	0.27%	0.75%	to	0.95%	(2.66%)		to	(2.85%)
2014	158	$2.35	to	$2.28	$362	0.77%	0.75%	to	0.95%	6.13%		to	5.92%
GS VIT U.S. Eq Insights, Inst
2018	1,834	$2.39	to	$1.97	$3,841	1.16%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2017	2,166	$2.56	to	$2.13	$4,853	1.29%	0.55%	to	1.45%	23.39%		to	22.29%
2016	2,816	$2.07	to	$1.74	$5,128	1.19%	0.55%	to	1.45%	10.13%		to	9.14%
2015	3,667	$1.88	to	$1.60	$6,079	1.30%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	4,225	$1.89	to	$1.62	$7,072	1.40%	0.55%	to	1.45%	15.73%		to	14.69%
Invesco VI Am Fran, Ser I
2018	155	$1.86	to	$1.83	$285	—	0.75%	to	0.95%	(4.35%)		to	(4.54%)
2017	159	$1.94	to	$1.92	$307	0.08%	0.75%	to	0.95%	26.39%		to	26.14%
2016	165	$1.54	to	$1.52	$252	—	0.75%	to	0.95%	1.51%		to	1.30%
2015	222	$1.51	to	$1.50	$334	—	0.75%	to	0.95%	4.22%		to	4.01%
2014	216	$1.45	to	$1.44	$313	0.04%	0.75%	to	0.95%	7.63%		to	7.41%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	113

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Bal Risk Alloc, Ser II
2018	602	$1.11	to	$1.03	$648	1.28%	0.55%	to	1.85%	(7.23%)		to	(8.44%)
2017	653	$1.19	to	$1.12	$762	3.95%	0.55%	to	1.85%	9.23%		to	7.82%
2016	625	$1.09	to	$1.04	$672	0.20%	0.55%	to	1.85%	10.91%		to	9.48%
2015	568	$0.99	to	$0.95	$552	3.77%	0.55%	to	1.85%	(4.92%)		to	(6.16%)
2014	639	$1.04	to	$1.01	$657	—	0.55%	to	1.85%	5.13%		to	3.77%
Invesco VI Comstock, Ser II
2018	2,319	$2.09	to	$1.72	$4,540	1.37%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	2,795	$2.40	to	$1.99	$6,318	1.94%	0.55%	to	1.45%	16.93%		to	15.89%
2016	3,386	$2.06	to	$1.72	$6,567	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
2015	4,437	$1.77	to	$1.49	$7,438	1.65%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	5,030	$1.89	to	$1.61	$9,076	1.03%	0.55%	to	1.45%	8.50%		to	7.53%
Invesco VI Hlth, Ser II
2018	619	$2.26	to	$2.13	$1,402	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	835	$2.25	to	$2.15	$1,890	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	1,172	$1.96	to	$1.88	$2,314	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
2015	1,513	$2.23	to	$2.17	$3,377	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	1,611	$2.18	to	$2.14	$3,523	—	0.55%	to	1.45%	18.72%		to	17.66%
Invesco VI Intl Gro, Ser II
2018	1,854	$1.72	to	$1.35	$2,909	1.74%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	2,140	$2.04	to	$1.62	$3,997	1.20%	0.55%	to	1.45%	22.06%		to	20.97%
2016	2,802	$1.67	to	$1.34	$4,280	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
2015	3,147	$1.69	to	$1.37	$4,847	1.36%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	2,846	$1.75	to	$1.43	$4,566	1.39%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
Invesco VI Mid Cap Gro, Ser I
2018	362	$1.63	to	$1.58	$588	—	0.75%	to	1.20%	(6.29%)		to	(6.72%)
2017	410	$1.74	to	$1.70	$709	—	0.75%	to	1.20%	21.58%		to	21.03%
2016	458	$1.43	to	$1.40	$653	—	0.75%	to	1.20%	0.01%		to	(0.44%)
2015	315	$1.43	to	$1.41	$449	—	0.75%	to	1.20%	0.45%		to	0.00%
2014	336	$1.43	to	$1.41	$478	—	0.75%	to	1.20%	7.23%		to	6.75%
Ivy VIP Asset Strategy
2018	388	$1.11	to	$1.03	$420	2.13%	0.55%	to	1.85%	(5.97%)		to	(7.19%)
2017	357	$1.18	to	$1.11	$412	1.44%	0.55%	to	1.85%	17.63%		to	16.12%
2016	575	$1.00	to	$0.96	$567	0.59%	0.55%	to	1.85%	(3.10%)		to	(4.34%)
2015	934	$1.04	to	$1.00	$955	0.37%	0.55%	to	1.85%	(8.85%)		to	(10.03%)
2014	1,064	$1.14	to	$1.11	$1,200	0.50%	0.55%	to	1.85%	(5.78%)		to	(7.00%)
Janus Henderson VIT Bal, Serv
2018	3,111	$0.99	to	$0.98	$3,079	1.60%	0.55%	to	1.85%	(0.67	%)(9)	to	(1.54	%)(9)
Janus Henderson VIT Enter, Serv
2018	453	$1.66	to	$1.60	$740	0.11%	0.75%	to	0.95%	(1.41%)		to	(1.61%)
2017	560	$1.69	to	$1.63	$928	0.14%	0.75%	to	0.95%	26.14%		to	25.89%
2016	594	$1.34	to	$1.29	$780	0.02%	0.75%	to	0.95%	11.27%		to	11.05%
2015	651	$1.20	to	$1.16	$770	0.52%	0.75%	to	0.95%	2.99%		to	2.79%
2014	661	$1.17	to	$1.13	$767	0.03%	0.75%	to	0.95%	11.40%		to	11.18%
Janus Henderson VIT Flex Bd, Serv
2018	731	$1.05	to	$0.97	$745	2.60%	0.55%	to	1.85%	(1.83%)		to	(3.10%)
2017	853	$1.07	to	$1.00	$891	2.50%	0.55%	to	1.85%	2.78%		to	1.46%
2016	912	$1.04	to	$0.99	$931	2.47%	0.55%	to	1.85%	1.66%		to	0.35%
2015	766	$1.02	to	$0.98	$773	2.07%	0.55%	to	1.85%	(0.60%)		to	(1.90%)
2014	404	$1.03	to	$1.00	$413	3.32%	0.55%	to	1.85%	4.12%		to	2.77%
Janus Henderson VIT Gbl Tech, Serv
2018	517	$1.51	to	$5.05	$794	—	0.75%	to	1.20%	0.15%		to	(0.30%)
2017	600	$1.51	to	$5.07	$918	—	0.75%	to	1.20%	43.83%		to	43.19%
2016	702	$1.05	to	$3.54	$746	0.09%	0.75%	to	1.20%	13.01%		to	12.50%
2015	793	$0.93	to	$3.15	$744	—	0.75%	to	1.20%	3.86%		to	3.40%
2014	896	$0.89	to	$3.04	$807	—	0.75%	to	1.20%	8.53%		to	8.04%

114	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Overseas, Serv
2018	714	$1.33	to	$2.48	$958	1.64%	0.75%	to	1.20%	(15.77%)		to	(16.15%)
2017	848	$1.58	to	$2.96	$1,344	1.58%	0.75%	to	1.20%	29.83%		to	29.25%
2016	1,058	$1.21	to	$2.29	$1,287	4.61%	0.75%	to	1.20%	(7.40%)		to	(7.82%)
2015	1,319	$1.31	to	$2.48	$1,733	0.50%	0.75%	to	1.20%	(9.48%)		to	(9.89%)
2014	1,513	$1.45	to	$2.75	$2,194	2.99%	0.75%	to	1.20%	(12.76%)		to	(13.15%)
Janus Henderson VIT Res, Serv
2018	1,438	$2.00	to	$1.59	$2,749	0.35%	0.55%	to	1.85%	(3.37%)		to	(4.63%)
2017	1,701	$2.07	to	$1.67	$3,381	0.24%	0.55%	to	1.85%	26.86%		to	25.22%
2016	2,186	$1.63	to	$1.33	$3,444	0.38%	0.55%	to	1.85%	(0.28%)		to	(1.56%)
2015	2,641	$1.63	to	$1.35	$4,186	0.45%	0.55%	to	1.85%	4.50%		to	3.15%
2014	3,139	$1.56	to	$1.31	$4,779	0.22%	0.55%	to	1.85%	12.11%		to	10.67%
Lazard Ret Global Dyn MA, Serv
2018	227	$1.30	to	$1.21	$289	1.13%	0.55%	to	1.85%	(7.09%)		to	(8.29%)
2017	288	$1.40	to	$1.32	$397	—	0.55%	to	1.85%	19.87%		to	18.34%
2016	463	$1.17	to	$1.11	$534	0.27%	0.55%	to	1.85%	2.73%		to	1.42%
2015	401	$1.14	to	$1.10	$452	—	0.55%	to	1.85%	(0.98%)		to	(2.27%)
2014	268	$1.15	to	$1.12	$307	0.91%	0.55%	to	1.85%	2.13%		to	0.82%
MFS Mass Inv Gro Stock, Serv Cl
2018	2,311	$1.31	to	$1.27	$2,997	0.33%	0.55%	to	1.45%	0.02%		to	(0.88%)
2017	2,811	$1.31	to	$1.28	$3,658	0.41%	0.55%	to	1.45%	27.40%		to	26.26%
2016	3,315	$1.03	to	$1.01	$3,398	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	4,107	$0.98	to	$0.97	$4,013	0.61%	0.55%	to	1.45%	(2.04	%)(6)	to	(2.71	%)(6)
MFS New Dis, Serv Cl
2018	689	$2.93	to	$3.38	$1,519	—	0.55%	to	1.20%	(2.26%)		to	(2.90%)
2017	752	$3.00	to	$3.48	$1,697	—	0.55%	to	1.20%	25.64%		to	24.83%
2016	880	$2.39	to	$2.79	$1,597	—	0.55%	to	1.20%	8.20%		to	7.50%
2015	1,097	$2.21	to	$2.59	$1,837	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	1,303	$2.27	to	$2.68	$2,239	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
MFS Utilities, Serv Cl
2018	1,687	$3.20	to	$1.18	$4,920	0.77%	0.55%	to	1.85%	0.25%		to	(1.05%)
2017	2,275	$3.19	to	$1.20	$6,359	4.17%	0.55%	to	1.85%	13.87%		to	12.40%
2016	2,387	$2.80	to	$1.06	$6,062	3.61%	0.55%	to	1.85%	10.63%		to	9.21%
2015	2,862	$2.53	to	$0.98	$6,713	3.85%	0.55%	to	1.85%	(15.22%)		to	(16.31%)
2014	3,426	$2.99	to	$1.17	$9,594	1.90%	0.55%	to	1.85%	11.85%		to	10.41%
MS VIF Global Real Est, Cl II
2018	848	$1.41	to	$1.29	$1,158	3.07%	0.55%	to	1.45%	(8.71%)		to	(9.53%)
2017	1,149	$1.55	to	$1.42	$1,725	2.41%	0.55%	to	1.45%	9.11%		to	8.13%
2016	1,662	$1.42	to	$1.32	$2,297	1.35%	0.55%	to	1.45%	2.56%		to	1.64%
2015	2,015	$1.38	to	$1.30	$2,726	2.22%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	2,084	$1.41	to	$1.33	$2,885	0.73%	0.55%	to	1.45%	13.23%		to	12.21%
MS VIF Mid Cap Gro, Cl II
2018	683	$2.33	to	$1.50	$1,584	—	0.55%	to	1.85%	9.92%		to	8.49%
2017	661	$2.12	to	$1.39	$1,412	—	0.55%	to	1.85%	37.84%		to	36.07%
2016	764	$1.54	to	$1.02	$1,199	—	0.55%	to	1.85%	(9.34%)		to	(10.51%)
2015	919	$1.70	to	$1.14	$1,600	—	0.55%	to	1.85%	(6.50%)		to	(7.72%)
2014	1,123	$1.81	to	$1.23	$2,123	—	0.55%	to	1.85%	1.28%		to	(0.02%)
NB AMT Intl Eq, Cl S
2018	595	$1.10	to	$1.12	$661	0.16%	0.55%	to	1.45%	(17.41%)		to	(18.15%)
2017	628	$1.34	to	$1.37	$846	0.58%	0.55%	to	1.45%	26.07%		to	24.94%
2016	1,041	$1.06	to	$1.10	$1,125	0.59%	0.55%	to	1.45%	(2.35%)		to	(3.23%)
2015	1,263	$1.09	to	$1.13	$1,393	0.99%	0.55%	to	1.45%	0.97%		to	0.07%
2014	1,117	$1.07	to	$1.13	$1,217	0.32%	0.55%	to	1.45%	(3.81%)		to	(4.67%)
NB AMT US Eq Index PW Strat, Cl S
2018	162	$0.91	to	$0.85	$144	—	0.55%	to	1.85%	(7.29%)		to	(8.50%)
2017	139	$0.98	to	$0.93	$134	—	0.55%	to	1.85%	6.10%		to	4.73%
2016	103	$0.92	to	$0.89	$95	—	0.55%	to	1.85%	(1.19%)		to	(2.46%)
2015	56	$0.93	to	$0.91	$53	—	0.55%	to	1.85%	(5.59%)		to	(6.80%)
2014	17	$0.99	to	$0.98	$19	—	0.55%	to	1.85%	(1.46	%)(5)	to	(2.11	%)(5)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	115

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Global VA, Serv
2018	2,869	$2.37	to	$1.31	$5,853	0.77%	0.55%	to	1.85%	(13.87%)	to	(14.99%)
2017	2,939	$2.76	to	$1.54	$7,055	0.73%	0.55%	to	1.85%	35.58%	to	33.83%
2016	2,967	$2.03	to	$1.15	$5,317	0.77%	0.55%	to	1.85%	(0.70%)	to	(1.98%)
2015	3,039	$2.05	to	$1.18	$5,555	1.07%	0.55%	to	1.85%	3.10%	to	1.77%
2014	3,516	$1.99	to	$1.16	$6,227	0.87%	0.55%	to	1.85%	1.50%	to	0.18%
Oppen Global Strategic Inc VA, Srv
2018	7,460	$1.62	to	$0.94	$11,114	4.53%	0.55%	to	1.85%	(5.06%)	to	(6.30%)
2017	9,372	$1.70	to	$1.01	$14,781	1.99%	0.55%	to	1.85%	5.46%	to	4.09%
2016	11,151	$1.61	to	$0.97	$16,910	4.67%	0.55%	to	1.85%	5.68%	to	4.31%
2015	13,716	$1.53	to	$0.93	$19,807	5.49%	0.55%	to	1.85%	(3.02%)	to	(4.28%)
2014	16,601	$1.57	to	$0.97	$24,846	3.98%	0.55%	to	1.85%	1.93%	to	0.61%
Oppen Main St Sm Cap VA, Serv
2018	1,434	$2.55	to	$1.39	$3,257	0.06%	0.55%	to	1.85%	(11.03%)	to	(12.19%)
2017	1,555	$2.87	to	$1.58	$4,016	0.65%	0.55%	to	1.85%	13.29%	to	11.83%
2016	1,597	$2.53	to	$1.41	$3,667	0.25%	0.55%	to	1.85%	17.03%	to	15.52%
2015	1,551	$2.16	to	$1.22	$3,061	0.62%	0.55%	to	1.85%	(6.61%)	to	(7.82%)
2014	1,419	$2.31	to	$1.33	$3,028	0.63%	0.55%	to	1.85%	11.04%	to	9.60%
PIMCO VIT All Asset, Advisor Cl
2018	3,010	$1.58	to	$0.98	$4,513	2.98%	0.55%	to	1.85%	(5.97%)	to	(7.20%)
2017	3,469	$1.68	to	$1.05	$5,559	4.23%	0.55%	to	1.85%	12.76%	to	11.31%
2016	4,684	$1.49	to	$0.94	$6,686	2.37%	0.55%	to	1.85%	12.29%	to	10.86%
2015	6,336	$1.33	to	$0.85	$8,092	2.98%	0.55%	to	1.85%	(9.69%)	to	(10.87%)
2014	8,381	$1.47	to	$0.96	$11,897	4.76%	0.55%	to	1.85%	(0.10%)	to	(1.38%)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2018	153	$1.07	to	$0.96	$161	1.60%	0.55%	to	1.85%	(6.14%)	to	(7.35%)
2017	108	$1.15	to	$1.04	$121	2.27%	0.55%	to	1.85%	13.37%	to	11.92%
2016	69	$1.01	to	$0.93	$69	2.04%	0.55%	to	1.85%	3.35%	to	2.02%
2015	118	$0.98	to	$0.91	$115	1.77%	0.55%	to	1.85%	(0.81%)	to	(2.09%)
2014	108	$0.99	to	$0.93	$106	2.49%	0.55%	to	1.85%	4.00%	to	2.65%
PIMCO VIT Tot Return, Advisor Cl
2018	1,805	$1.05	to	$0.97	$1,858	2.47%	0.55%	to	1.85%	(1.18%)	to	(2.46%)
2017	1,182	$1.06	to	$1.00	$1,245	1.93%	0.55%	to	1.85%	4.24%	to	2.89%
2016	677	$1.02	to	$0.97	$709	1.97%	0.55%	to	1.85%	2.01%	to	0.70%
2015	439	$1.00	to	$0.96	$463	4.84%	0.55%	to	1.85%	(0.54%)	to	(1.83%)
2014	400	$1.00	to	$0.98	$436	2.50%	0.55%	to	1.85%	3.96%	to	2.61%
Put VT Sus Leaders, Cl IB
2018	302	$2.54	to	$2.41	$750	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
2017	283	$2.59	to	$2.48	$722	0.65%	0.55%	to	1.20%	28.51%	to	27.69%
2016	344	$2.02	to	$1.94	$683	0.69%	0.55%	to	1.20%	7.20%	to	6.51%
2015	403	$1.88	to	$1.82	$750	1.66%	0.55%	to	1.20%	(0.84%)	to	(1.48%)
2014	448	$1.90	to	$1.85	$841	0.31%	0.55%	to	1.20%	12.86%	to	12.13%
Royce Micro-Cap, Invest Cl
2018	81	$3.00	to	$2.89	$237	—	0.75%	to	0.95%	(9.73%)	to	(9.91%)
2017	92	$3.32	to	$3.21	$298	0.62%	0.75%	to	0.95%	4.40%	to	4.19%
2016	118	$3.18	to	$3.08	$369	0.62%	0.75%	to	0.95%	18.82%	to	18.58%
2015	175	$2.68	to	$2.60	$461	—	0.75%	to	0.95%	(13.11%)	to	(13.29%)
2014	189	$3.08	to	$3.00	$571	—	0.75%	to	0.95%	(4.30%)	to	(4.49%)
Temp Global Bond, Cl 2
2018	1,599	$1.00	to	$0.92	$1,550	—	0.55%	to	1.85%	1.38%	to	0.06%
2017	1,669	$0.98	to	$0.92	$1,604	—	0.55%	to	1.85%	1.36%	to	0.06%
2016	1,520	$0.97	to	$0.92	$1,449	—	0.55%	to	1.85%	2.38%	to	1.06%
2015	1,432	$0.95	to	$0.91	$1,340	8.05%	0.55%	to	1.85%	(4.83%)	to	(6.06%)
2014	997	$0.99	to	$0.97	$986	5.02%	0.55%	to	1.85%	1.27%	to	(0.03%)
Third Ave Val
2018	200	$2.28	to	$2.20	$444	1.86%	0.75%	to	0.95%	(20.94%)	to	(21.10%)
2017	218	$2.88	to	$2.79	$615	0.81%	0.75%	to	0.95%	12.74%	to	12.52%
2016	311	$2.56	to	$2.48	$778	0.81%	0.75%	to	0.95%	11.39%	to	11.17%
2015	388	$2.30	to	$2.23	$875	3.34%	0.75%	to	0.95%	(9.57%)	to	(9.75%)
2014	471	$2.54	to	$2.47	$1,174	2.87%	0.75%	to	0.95%	3.60%	to	3.39%

116	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VanEck VIP Global Gold, Cl S
2018	779	$0.74	to	$0.69	$562	2.89%	0.55%	to	1.85%	(16.16%)		to	(17.26%)
2017	605	$0.88	to	$0.83	$525	3.91%	0.55%	to	1.85%	11.02%		to	9.59%
2016	459	$0.80	to	$0.76	$360	0.38%	0.55%	to	1.85%	47.13%		to	45.23%
2015	368	$0.54	to	$0.52	$198	—	0.55%	to	1.85%	(24.57%)		to	(25.55%)
2014	178	$0.72	to	$0.70	$128	0.22%	0.55%	to	1.85%	(6.55%)		to	(7.76%)
VP Aggr, Cl 2
2018	25,842	$1.73	to	$1.22	$43,028	—	0.55%	to	1.85%	(9.09%)		to	(10.27%)
2017	28,834	$1.90	to	$1.36	$53,064	—	0.55%	to	1.85%	18.26%		to	16.74%
2016	32,439	$1.61	to	$1.16	$50,685	—	0.55%	to	1.85%	5.33%		to	3.97%
2015	35,217	$1.52	to	$1.12	$52,451	—	0.55%	to	1.85%	(1.30%)		to	(2.58%)
2014	34,995	$1.54	to	$1.15	$53,048	—	0.55%	to	1.85%	4.95%		to	3.59%
VP Aggr, Cl 4
2018	25,162	$1.73	to	$1.60	$42,067	—	0.55%	to	1.45%	(9.12%)		to	(9.94%)
2017	30,329	$1.90	to	$1.77	$56,004	—	0.55%	to	1.45%	18.22%		to	17.17%
2016	35,344	$1.61	to	$1.51	$55,434	—	0.55%	to	1.45%	5.39%		to	4.44%
2015	42,374	$1.53	to	$1.45	$63,267	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	45,642	$1.55	to	$1.48	$69,334	—	0.55%	to	1.45%	4.94%		to	4.00%
VP Conserv, Cl 2
2018	24,778	$1.29	to	$1.02	$30,494	—	0.55%	to	1.85%	(3.49%)		to	(4.74%)
2017	29,850	$1.33	to	$1.07	$38,140	—	0.55%	to	1.85%	6.83%		to	5.45%
2016	34,600	$1.25	to	$1.01	$41,641	—	0.55%	to	1.85%	2.87%		to	1.54%
2015	30,670	$1.21	to	$1.00	$36,121	—	0.55%	to	1.85%	(0.71%)		to	(1.99%)
2014	32,887	$1.22	to	$1.02	$39,201	—	0.55%	to	1.85%	3.67%		to	2.33%
VP Conserv, Cl 4
2018	24,733	$1.29	to	$1.19	$30,595	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	32,894	$1.33	to	$1.24	$42,344	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	46,587	$1.25	to	$1.17	$56,482	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	45,333	$1.21	to	$1.15	$53,654	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	50,401	$1.22	to	$1.17	$60,308	—	0.55%	to	1.45%	3.76%		to	2.82%
VP Man Risk, Cl 2
2018	4,420	$0.98	to	$0.96	$4,291	—	0.55%	to	1.85%	(5.82%)		to	(7.04%)
2017	696	$1.04	to	$1.03	$721	—	0.55%	to	1.85%	3.53	%(8)	to	3.16	%(8)
VP Man Risk US, Cl 2
2018	7,952	$1.00	to	$0.99	$7,918	—	0.55%	to	1.85%	(4.07%)		to	(5.31%)
2017	1,464	$1.04	to	$1.04	$1,527	—	0.55%	to	1.85%	4.33	%(8)	to	3.95	%(8)
VP Man Vol Conserv, Cl 2
2018	30,502	$1.09	to	$1.02	$32,610	—	0.55%	to	1.85%	(3.12%)		to	(4.38%)
2017	28,773	$1.12	to	$1.07	$31,923	—	0.55%	to	1.85%	7.30%		to	5.91%
2016	31,385	$1.05	to	$1.01	$32,627	—	0.55%	to	1.85%	2.49%		to	1.17%
2015	16,694	$1.02	to	$1.00	$17,007	—	0.55%	to	1.85%	(1.68%)		to	(2.95%)
2014	6,922	$1.04	to	$1.03	$7,205	—	0.55%	to	1.85%	3.87%		to	2.52%
VP Man Vol Conserv Gro, Cl 2
2018	73,073	$1.11	to	$1.07	$81,398	—	0.55%	to	1.85%	(4.83%)		to	(6.07%)
2017	70,376	$1.17	to	$1.13	$82,765	—	0.55%	to	1.85%	10.58%		to	9.16%
2016	63,521	$1.05	to	$1.04	$67,847	—	0.55%	to	1.85%	2.60%		to	1.27%
2015	46,715	$1.03	to	$1.03	$48,852	—	0.55%	to	1.85%	(2.37%)		to	(3.63%)
2014	33,121	$1.05	to	$1.07	$35,605	—	0.55%	to	1.85%	4.12%		to	2.77%
VP Man Vol Gro, Cl 2
2018	415,535	$1.14	to	$1.15	$494,859	—	0.55%	to	1.85%	(8.24%)		to	(9.43%)
2017	398,166	$1.24	to	$1.27	$517,727	—	0.55%	to	1.85%	16.84%		to	15.33%
2016	380,944	$1.06	to	$1.10	$424,756	—	0.55%	to	1.85%	2.80%		to	1.47%
2015	343,123	$1.03	to	$1.08	$372,347	—	0.55%	to	1.85%	(3.87%)		to	(5.12%)
2014	257,166	$1.07	to	$1.14	$290,133	—	0.55%	to	1.85%	4.37%		to	3.01%
VP Man Vol Mod Gro, Cl 2
2018	747,685	$1.13	to	$1.11	$907,187	—	0.55%	to	1.85%	(6.37%)		to	(7.59%)
2017	734,386	$1.21	to	$1.20	$955,177	—	0.55%	to	1.85%	13.72%		to	12.25%
2016	711,883	$1.06	to	$1.07	$818,095	—	0.55%	to	1.85%	2.85%		to	1.52%
2015	647,141	$1.03	to	$1.05	$726,496	—	0.55%	to	1.85%	(3.05%)		to	(4.31%)
2014	548,588	$1.06	to	$1.10	$638,388	—	0.55%	to	1.85%	4.28%		to	2.93%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	117

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 2
2018	280,024	$1.52	to	$1.11	$408,204	—	0.55%	to	1.85%	(6.09%)		to	(7.31%)
2017	295,267	$1.62	to	$1.20	$460,519	—	0.55%	to	1.85%	12.60%		to	11.15%
2016	308,714	$1.44	to	$1.08	$429,559	—	0.55%	to	1.85%	4.06%		to	2.72%
2015	318,583	$1.38	to	$1.05	$428,004	—	0.55%	to	1.85%	(1.10%)		to	(2.39%)
2014	322,932	$1.40	to	$1.08	$440,902	—	0.55%	to	1.85%	4.49%		to	3.13%
VP Mod, Cl 4
2018	331,809	$1.52	to	$1.41	$487,286	—	0.55%	to	1.45%	(6.09%)		to	(6.93%)
2017	394,228	$1.62	to	$1.51	$619,029	—	0.55%	to	1.45%	12.59%		to	11.58%
2016	463,580	$1.44	to	$1.35	$649,225	—	0.55%	to	1.45%	4.06%		to	3.12%
2015	526,898	$1.38	to	$1.31	$711,957	—	0.55%	to	1.45%	(1.10%)		to	(1.99%)
2014	575,830	$1.40	to	$1.34	$789,901	—	0.55%	to	1.45%	4.48%		to	3.54%
VP Mod Aggr, Cl 2
2018	117,098	$1.63	to	$1.17	$183,224	—	0.55%	to	1.85%	(7.55%)		to	(8.75%)
2017	129,247	$1.76	to	$1.28	$219,806	—	0.55%	to	1.85%	15.51%		to	14.03%
2016	142,285	$1.52	to	$1.12	$210,345	—	0.55%	to	1.85%	4.69%		to	3.34%
2015	151,586	$1.45	to	$1.08	$214,955	—	0.55%	to	1.85%	(1.27%)		to	(2.55%)
2014	149,301	$1.47	to	$1.11	$215,582	—	0.55%	to	1.85%	4.57%		to	3.22%
VP Mod Aggr, Cl 4
2018	97,241	$1.63	to	$1.50	$153,087	—	0.55%	to	1.45%	(7.59%)		to	(8.42%)
2017	119,707	$1.76	to	$1.64	$204,731	—	0.55%	to	1.45%	15.56%		to	14.52%
2016	147,587	$1.52	to	$1.43	$219,223	—	0.55%	to	1.45%	4.68%		to	3.75%
2015	175,613	$1.46	to	$1.38	$250,250	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	197,395	$1.48	to	$1.41	$286,116	—	0.55%	to	1.45%	4.64%		to	3.69%
VP Mod Conserv, Cl 2
2018	58,559	$1.40	to	$1.06	$78,451	—	0.55%	to	1.85%	(4.65%)		to	(5.89%)
2017	64,661	$1.46	to	$1.13	$91,299	—	0.55%	to	1.85%	9.41%		to	8.00%
2016	68,910	$1.34	to	$1.05	$89,341	—	0.55%	to	1.85%	3.40%		to	2.06%
2015	75,500	$1.29	to	$1.03	$94,822	—	0.55%	to	1.85%	(0.77%)		to	(2.06%)
2014	81,668	$1.30	to	$1.05	$103,884	—	0.55%	to	1.85%	4.20%		to	2.85%
VP Mod Conserv, Cl 4
2018	66,311	$1.40	to	$1.29	$89,481	—	0.55%	to	1.45%	(4.58%)		to	(5.44%)
2017	80,729	$1.47	to	$1.37	$114,672	—	0.55%	to	1.45%	9.31%		to	8.34%
2016	96,287	$1.34	to	$1.26	$125,662	—	0.55%	to	1.45%	3.47%		to	2.54%
2015	113,383	$1.30	to	$1.23	$143,667	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	129,152	$1.31	to	$1.25	$165,714	—	0.55%	to	1.45%	4.19%		to	3.25%
VP Ptnrs Sm Cap Val, Cl 3
2018	1,305	$2.15	to	$1.69	$3,529	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	1,582	$2.50	to	$1.98	$5,014	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	1,920	$2.35	to	$1.88	$5,677	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	2,377	$1.88	to	$1.52	$5,705	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	2,893	$2.09	to	$1.70	$7,653	—	0.55%	to	1.45%	1.50%		to	0.59%
VP US Flex Conserv Gro, Cl 2(10)
2018	9,570	$1.00	to	$1.05	$10,259	—	0.55%	to	1.85%	(3.03%)		to	(4.29%)
2017	4,497	$1.04	to	$1.10	$5,001	—	0.55%	to	1.85%	3.43	%(8)	to	9.68%
VP US Flex Gro, Cl 2(10)
2018	73,877	$1.02	to	$1.13	$85,132	—	0.55%	to	1.85%	(4.45%)		to	(5.69%)
2017	38,686	$1.06	to	$1.20	$46,874	—	0.55%	to	1.85%	6.17	%(8)	to	16.29%
VP US Flex Mod Gro, Cl 2(10)
2018	58,990	$1.01	to	$1.09	$65,582	—	0.55%	to	1.85%	(3.77%)		to	(5.02%)
2017	33,346	$1.05	to	$1.15	$38,748	—	0.55%	to	1.85%	4.93	%(8)	to	13.08%
Wanger Intl
2018	3,400	$2.60	to	$1.60	$7,597	2.03%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	4,066	$3.18	to	$1.98	$11,001	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	4,693	$2.40	to	$1.51	$9,710	1.12%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	5,689	$2.45	to	$1.55	$12,162	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	6,700	$2.46	to	$1.57	$14,313	1.42%	0.55%	to	1.45%	(4.93%)		to	(5.78%)

118	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Wanger USA
2018	3,388	$2.79	to	$2.27	$12,028	0.09%	0.55%	to	1.45%	(2.00%)	to	(2.89%)
2017	4,359	$2.84	to	$2.33	$15,457	—	0.55%	to	1.45%	18.93%	to	17.87%
2016	5,526	$2.39	to	$1.98	$16,318	—	0.55%	to	1.45%	13.07%	to	12.05%
2015	6,849	$2.12	to	$1.77	$17,962	0.00%	0.55%	to	1.45%	(1.15%)	to	(2.04%)
2014	7,890	$2.14	to	$1.80	$21,191	—	0.55%	to	1.45%	4.21%	to	3.27%
WF VT Index Asset Alloc, Cl 2
2018	824	$2.35	to	$2.50	$1,939	0.99%	0.75%	to	1.20%	(3.63%)	to	(4.07%)
2017	802	$2.44	to	$2.60	$1,967	0.74%	0.75%	to	1.20%	11.41%	to	10.91%
2016	900	$2.19	to	$2.35	$1,979	0.90%	0.75%	to	1.20%	6.87%	to	6.39%
2015	1,081	$2.05	to	$2.21	$2,222	1.03%	0.75%	to	1.20%	0.49%	to	0.04%
2014	1,157	$2.04	to	$2.20	$2,369	1.52%	0.75%	to	1.20%	17.18%	to	16.65%
WF VT Intl Eq, Cl 2
2018	1,236	$1.51	to	$1.07	$1,625	11.23%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
2017	1,396	$1.84	to	$1.31	$2,232	2.78%	0.55%	to	1.45%	23.66%	to	22.55%
2016	1,557	$1.49	to	$1.07	$2,051	2.84%	0.55%	to	1.45%	2.73%	to	1.81%
2015	1,899	$1.45	to	$1.05	$2,450	3.96%	0.55%	to	1.45%	1.24%	to	0.33%
2014	1,951	$1.43	to	$1.04	$2,512	2.67%	0.55%	to	1.45%	(5.87%)	to	(6.72%)
WF VT Sm Cap Gro, Cl 2
2018	1,214	$3.14	to	$1.61	$3,464	—	0.55%	to	1.85%	0.75%	to	(0.56%)
2017	1,249	$3.11	to	$1.62	$3,548	—	0.55%	to	1.85%	25.17%	to	23.56%
2016	1,326	$2.49	to	$1.31	$3,027	—	0.55%	to	1.85%	7.16%	to	5.78%
2015	1,507	$2.32	to	$1.24	$3,228	—	0.55%	to	1.85%	(3.41%)	to	(4.66%)
2014	1,715	$2.40	to	$1.30	$3,808	—	0.55%	to	1.85%	(2.42%)	to	(3.68%)
WA Var Global Hi Yd Bond, Cl II
2018	329	$1.10	to	$1.02	$352	4.73%	0.55%	to	1.85%	(4.70%)	to	(5.93%)
2017	350	$1.15	to	$1.08	$395	5.08%	0.55%	to	1.85%	7.83%	to	6.44%
2016	284	$1.07	to	$1.02	$300	5.73%	0.55%	to	1.85%	14.72%	to	13.25%
2015	272	$0.93	to	$0.90	$252	5.37%	0.55%	to	1.85%	(6.59%)	to	(7.80%)
2014	282	$1.00	to	$0.97	$281	10.65%	0.55%	to	1.85%	(2.04%)	to	(3.31%)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on June 30, 2014.
(6)	New subaccount operations commenced on March 27, 2015.
(7)	New subaccount operations commenced on April 29, 2016.
(8)	New subaccount operations commenced on September 18, 2017.
(9)	New subaccount operations commenced on April 27, 2018.
(10)	Effective Sept. 18, 2017, the Fund option became available under RAVA.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2018 ANNUAL REPORT	119

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2018 and December 31, 2017, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and December 31, 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 18, 2019

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2018	2017
Assets
Investments:
Available-for-Sale securities, at fair value (amortized cost: 2018, $1,659,483; 2017, $1,704,001)	$1,692,449	$1,807,243
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2018 and 2017, $2,038)	154,957	149,365
Policy loans	49,778	48,656
Other investments	376	387
Total investments	1,897,560	2,005,651
Cash and cash equivalents	133,774	61,556
Reinsurance recoverables	170,053	145,410
Other receivables	7,351	8,391
Accrued investment income	14,879	16,682
Deferred acquisition costs	177,196	165,465
Other assets	102,368	128,352
Separate account assets	4,246,963	4,756,769
Total assets	$6,750,144	$7,288,276

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,967,505	$1,932,768
Other liabilities	131,699	157,688
Separate account liabilities	4,246,963	4,756,769
Total liabilities	6,346,167	6,847,225
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	295,481	291,562
Accumulated other comprehensive income (loss), net of tax	(430)	40,563
Total shareholder’s equity	403,977	441,051
Total liabilities and shareholder’s equity	$6,750,144	$7,288,276

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2018	2017(1)	2016(1)
Revenues
Premiums	$19,643	$23,515	$21,911
Net investment income	78,546	79,910	83,832
Policy and contract charges	125,492	115,511	117,888
Other revenues	23,584	22,921	22,278
Net realized investment gains (losses)	566	2,880	1,175
Total revenues	247,831	244,737	247,084

Benefits and expenses
Benefits, claims, losses and settlement expenses	85,677	56,168	91,572
Interest credited to fixed accounts	49,384	47,968	47,349
Amortization of deferred acquisition costs	14,679	13,693	15,710
Other insurance and operating expenses	38,316	40,274	38,069
Total benefits and expenses	188,056	158,103	192,700
Pretax income (loss)	59,775	86,634	54,384
Income tax provision (benefit)	7,856	18,962	10,412
Net income	$51,919	$67,672	$43,972

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$—	$(47)
Portion of loss recognized in other comprehensive income (before taxes)	—	—	27
Net impairment losses recognized in net realized investment gains (losses)	$—	$—	$(20)

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2018	2017	2016

Net income	$51,919	$67,672	$43,972
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(40,993)	6,484	5,202
Total comprehensive income	$10,926	$74,156	$49,174

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2016	$2,000	$106,915	$279,918	$28,877	$417,710
Comprehensive income:
Net income	—	—	43,972	—	43,972
Other comprehensive income (loss), net of tax	—	—	—	5,202	5,202

Total comprehensive income					49,174
Tax adjustment on share-based incentive compensation plan	—	11	—	—	11
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2016	2,000	106,926	273,890	34,079	416,895
Comprehensive income:
Net income	—	—	67,672	—	67,672
Other comprehensive income (loss), net of tax	—	—	—	6,484	6,484

Total comprehensive income					74,156
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2017	2,000	106,926	291,562	40,563	441,051
Comprehensive income:
Net income	—	—	51,919	—	51,919
Other comprehensive income (loss), net of tax	—	—	—	(40,993)	(40,993)

Total comprehensive income					10,926
Cash dividends to RiverSource Life Insurance Company	—	—	(48,000)	—	(48,000)
Balances at December 31, 2018	$2,000	$106,926	$295,481	$(430)	$403,977

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2018	2017	2016
Cash Flows from Operating Activities
Net income	$51,919	$67,672	$43,972
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	2,269	3,759	3,982
Deferred income tax (benefit) expense	(460)	6,137	(4,851)
Contractholder and policyholder charges, non-cash	(24,570)	(24,038)	(22,842)
(Gain) loss from equity method investments	22	(35)	(16)
Net realized investment (gains) losses	(566)	(2,880)	(1,195)
Other-than-temporary impairments recognized in net realized investment gains (losses)	—	—	20
Changes in operating assets and liabilities:
Deferred acquisition costs	(5,545)	(4,467)	(2,793)
Policyholder account balances, future policy benefits and claims, net	65,075	(25,033)	18,532
Derivatives, net of collateral	25,342	32,903	5,391
Reinsurance recoverables	(22,732)	(5,850)	(13,988)
Other receivables	1,015	3,455	(1,410)
Accrued investment income	1,803	1,321	684
Other, net	965	(2,720)	23,066
Net cash provided by (used in) operating activities	94,537	50,224	48,552

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	2,770	16,029	30,915
Maturities, sinking fund payments and calls	196,883	201,117	171,173
Purchases	(154,760)	(199,628)	(208,835)
Proceeds from maturities and repayments of commercial mortgage loans	22,264	12,454	21,962
Funding of commercial mortgage loans	(27,856)	(30,085)	(18,244)
Net proceeds from sales of other investments	—	37	—
Purchase of other investments	(11)	(10)	(5)
Change in policy loans, net	(1,122)	(1,233)	(683)
Cash paid for written options with deferred premiums	(11,626)	—	(1,253)
Cash received for written options with deferred premiums	5,928	—	8,652
Net cash provided by (used in) investing activities	32,470	(1,319)	3,682

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	129,588	147,035	140,526
Net transfers from (to) separate accounts	(12,035)	(13,075)	(2,542)
Surrenders and other benefits	(115,859)	(113,885)	(118,428)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	1,300	1,000
Repayments to line of credit with Ameriprise Financial, Inc.	—	(1,300)	(1,000)
Cash received for purchased options with deferred premiums	189	—	—
Cash paid for purchased options with deferred premiums	(8,672)	(10,134)	(12,892)
Cash dividends to RiverSource Life Insurance Company	(48,000)	(50,000)	(50,000)
Net cash provided by (used in) financing activities	(54,789)	(40,059)	(43,336)
Net increase (decrease) in cash and cash equivalents	72,218	8,846	8,898
Cash and cash equivalents at beginning of period	61,556	52,710	43,812
Cash and cash equivalents at end of period	$133,774	$61,556	$52,710

Supplemental Disclosures:
Income taxes paid (received), net	$9,749	$20,516	$(5,057)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

On January 1, 2018, the Company retrospectively adopted the new accounting standard for revenue recognition. See Note 3 and Note 4 for further information on the new accounting standard and the Company’s revenue from contracts with customers. The impact to the Statements of Income for the years ended December 31, 2017 and 2016 was an increase of $812 thousand and $803 thousand, respectively, to policy and contract charges and a decrease of $812 thousand and $803 thousand, respectively, to other revenues.

In 2017, the Company recorded the following out-of-period corrections:

•

a $0.8 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $0.7 million and decreased benefits, claims, losses and settlement expenses by $0.1 million.

•	a $0.9 million decrease to benefits, claims, losses and settlement expenses related to the reversal of loss recognition from the prior year.

•	a $1.0 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded an out-of-period correction for a $1.2 million increase to benefits, claims, losses and settlement expenses related to the claim utilization factor on long term care (“LTC”) reserves.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

RiverSource Life Insurance Co. of New York

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans and are stated at amortized cost, net of allowances for loan losses. Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

RiverSource Life Insurance Co. of New York

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management

RiverSource Life Insurance Co. of New York

regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or

RiverSource Life Insurance Co. of New York

secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are based on future estimated payments using established industry mortality tables with modifications based on the Company’s experience, discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

RiverSource Life Insurance Co. of New York

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 18 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

RiverSource Life Insurance Co. of New York

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Revenue from Contracts with Customers

In May 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard was effective for interim and annual periods beginning after December 15, 2017. The standard was permitted to be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard resulted in the reclassification of certain revenues within total revenues. See Note 4 for new disclosures on revenue from contracts with customers.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of these financial instruments. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not impact the Company’s financial condition or results of operations.

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in the fourth quarter of 2018. The update does not have an impact on the Company’s financial condition or results of operations.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. Entities may elect to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s financial condition or results of operations.

RiverSource Life Insurance Co. of New York

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI. The stranded effects are released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach). As such, the update did not have an impact on the Company’s financial condition and results of operations.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not impact the Company’s financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contract holder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, DI and LTC insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

RiverSource Life Insurance Co. of New York

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The update is effective for interim and annual periods beginning after December 15, 2020. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. Early adoption is permitted. The update is not expected to have a material impact on the Company’s financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

On January 1, 2018, the Company adopted the new accounting standard for revenue from contracts with customers on a retrospective basis.

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income. Revenues related to manufacturing of insurance and annuity products or financial instruments are

RiverSource Life Insurance Co. of New York

not in the scope of this standard and are included in the table below under the heading Revenue from other sources. See Note 3 for additional information on the adoption of the new accounting standard.

	Years Ended December 31,
(in thousands)	2018	2017	2016
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,976	$9,800	$9,275
Unaffiliated	786	812	803
Total	10,762	10,612	10,078
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,527	2,462	2,353
Unaffiliated	1,199	1,225	1,304
	3,726	3,687	3,657
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	19,601	18,963	18,383
Unaffiliated	171	181	144
	19,772	19,144	18,527
Total	23,498	22,831	22,184
Total revenue from contracts with customers	34,260	33,443	32,262
Revenue from other sources(1)	213,571	211,294	214,822
Total revenues	$247,831	$244,737	$247,084

(1)	Revenues not included in the scope of the revenue from contracts with customers standard.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFSI, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $2.8 million and $3.1 million as of December 31, 2018 and 2017, respectively.

RiverSource Life Insurance Co. of New York

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2018
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Corporate debt securities	$994,238	$39,735	$(17,207)	$1,016,766	$2
Residential mortgage backed securities	192,137	1,521	(3,356)	190,302	—
Commercial mortgage backed securities	297,080	819	(8,359)	289,540	—
State and municipal obligations	124,942	18,511	(242)	143,211	—
Asset backed securities	48,509	1,550	(233)	49,826	—
Foreign government bonds and obligations	2,327	242	(14)	2,555	—
U.S. government and agency obligations	250	—	(1)	249	—
Total	$1,659,483	$62,378	$(29,412)	$1,692,449	$2

	December 31, 2017
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Corporate debt securities	$1,053,836	$77,636	$(1,970)	$1,129,502	$2
Residential mortgage backed securities	192,827	3,206	(1,422)	194,611	—
Commercial mortgage backed securities	281,713	2,975	(2,875)	281,813	—
State and municipal obligations	121,555	23,905	(131)	145,329	—
Asset backed securities	51,415	1,622	(90)	52,947	—
Foreign government bonds and obligations	2,405	387	(1)	2,791	—
U.S. government and agency obligations	250	—	—	250	—
Total	$1,704,001	$109,731	$(6,489)	$1,807,243	$2

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2018 and 2017, investment securities with a fair value of $74.8 million and $44.9 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $35.7 million and $22.2 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2018 and 2017, fixed maturity securities comprised approximately 89% and 90%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2018 and 2017, approximately $85.8 million and $106.1 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2018			December 31, 2017
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$499,675	$489,929	29%	$480,751	$482,335	27%
AA	82,837	97,519	6	92,839	114,135	6
A	228,798	249,267	15	296,099	331,093	18
BBB	790,976	801,038	47	765,947	809,787	45
Below investment grade	57,197	54,696	3	68,365	69,893	4
Total fixed maturities	$1,659,483	$1,692,449	100%	$1,704,001	$1,807,243	100%

As of December 31, 2018 and 2017, approximately 40% and 39%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity as of both December 31, 2018 and 2017.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2018
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	172	$445,249	$(10,422)	56	$138,422	$(6,785)	228	$583,671	$(17,207)
Residential mortgage backed securities	16	50,852	(576)	20	70,846	(2,780)	36	121,698	(3,356)
Commercial mortgage backed securities	39	108,449	(2,222)	49	125,810	(6,137)	88	234,259	(8,359)
State and municipal obligations	4	10,275	(60)	5	9,168	(182)	9	19,443	(242)
Asset backed securities	4	15,975	(146)	5	12,280	(87)	9	28,255	(233)
Foreign government bonds and obligations	1	96	(14)	—	—	—	1	96	(14)
U.S. government and agency obligations	1	249	(1)	—	—	—	1	249	(1)
Total	237	$631,145	$(13,441)	135	$356,526	$(15,971)	372	$987,671	$(29,412)

	December 31, 2017
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	49	$125,339	$(580)	19	$33,891	$(1,390)	68	$159,230	$(1,970)
Residential mortgage backed securities	11	42,991	(297)	9	42,099	(1,125)	20	85,090	(1,422)
Commercial mortgage backed securities	28	71,576	(640)	24	61,937	(2,235)	52	133,513	(2,875)
State and municipal obligations	4	4,839	(11)	1	4,380	(120)	5	9,219	(131)
Asset backed securities	7	16,846	(48)	2	2,345	(42)	9	19,191	(90)
Foreign government bonds and obligations	—	—	—	1	110	(1)	1	110	(1)
U.S. government and agency obligations	—	—	—	1	250	—	1	250	—
Total	99	$261,591	$(1,576)	57	$145,012	$(4,913)	156	$406,603	$(6,489)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is attributable to a rise in interest rates as well as wider credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Beginning balance	$—	$721	$1,564
Credit losses for which an other-than-temporary impairment was previously recognized	—	—	20
Reductions for securities sold during the period (realized)	—	(721)	(863)
Ending balance	$—	$—	$721

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Gross realized investment gains	$965	$2,966	$2,624
Gross realized investment losses	(399)	(86)	(1,429)
Other-than-temporary impairments	—	—	(20)
Total	$566	$2,880	$1,175

Other-than-temporary impairments for the year ended December 31, 2016 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2018 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$148,561	$149,003
Due after one year through five years	429,911	425,975
Due after five years through 10 years	298,397	295,673
Due after 10 years	244,888	292,130
	1,121,757	1,162,781
Residential mortgage backed securities	192,137	190,302
Commercial mortgage backed securities	297,080	289,540
Asset backed securities	48,509	49,826
Total	$1,659,483	$1,692,449

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Fixed maturities	$69,923	$72,714	$76,949
Commercial mortgage loans	7,039	6,387	6,452
Policy loans and other investments	3,412	2,705	2,388
	80,374	81,806	85,789
Less: investment expenses	1,828	1,896	1,957
Total	$78,546	$79,910	$83,832

7.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2018	2017	2016
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

RiverSource Life Insurance Co. of New York

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2018	2017
Individually evaluated for impairment	$—	$883
Collectively evaluated for impairment	156,995	150,520
Total	$156,995	$151,403

Credit Quality Information

All loans were considered to be performing as of both December 31, 2018 and 2017.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 1% of total commercial mortgage loans as of December 31, 2018 and 2017, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in thousands)
Pacific	$41,492	$40,403	26%	27%
South Atlantic	31,023	35,229	20	23
Middle Atlantic	22,115	17,929	14	12
Mountain	19,665	17,250	13	11
West North Central	15,451	16,204	10	11
East North Central	11,697	9,229	7	6
East South Central	6,265	7,704	4	5
West South Central	7,973	5,883	5	4
New England	1,314	1,572	1	1

	156,995	151,403	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$154,957	$149,365

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in thousands)
Retail	$38,402	$43,650	24%	29%
Apartments	52,219	41,499	33	27
Industrial	33,902	32,519	22	22
Office	21,283	20,979	14	14
Mixed use	4,014	3,202	3	2
Other	7,175	9,554	4	6

	156,995	151,403	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$154,957	$149,365

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities,

RiverSource Life Insurance Co. of New York

partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in 2016 resulted in loss recognition due to low interest rates and higher morbidity.

The balances of and changes in DAC were as follows:

(in thousands)	2018	2017	2016
Balance at January 1	$165,465	$161,813	$160,845
Capitalization of acquisition costs	20,224	18,160	18,503 (1)
Amortization, excluding the impact of valuation assumptions review	(16,747)	(14,002)	(14,565)
Amortization, impact of valuation assumptions review	2,068	309	(1,145)
Impact of change in net unrealized (gains) losses on securities	6,186	(815)	(1,825)
Balance at December 31	$177,196	$165,465	$161,813

(1)

Includes a $1.9 million benefit for the release of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Statements of Income.

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2018	2017	2016
Balance at January 1	$13,028	$14,492	$15,973
Capitalization of sales inducement costs	147	255	305
Amortization, excluding the impact of valuation assumptions review	(2,136)	(2,080)	(2,035)
Amortization, impact of valuation assumptions review	(29)	19	400
Impact of change in net unrealized (gains) losses on securities	1,056	342	(151)
Balance at December 31	$12,066	$13,028	$14,492

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2018 and 2017, traditional life and UL insurance policies in force were $11.5 billion, of which $8.1 billion and $8.0 billion as of December 31, 2018 and 2017, respectively, were reinsured at the respective year ends.

RiverSource Life Insurance Co. of New York

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Direct premiums	$31,392	$35,307	$33,414
Reinsurance ceded	(11,749)	(11,792)	(11,503)
Net premiums	$19,643	$23,515	$21,911

Policy and contract charges are presented on the Statements of Income net of $7.5 million, $6.6 million and $6.2 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2018, 2017 and 2016, respectively.

The amount of claims recovered through reinsurance on all contracts was $12.0 million, $12.4 million and $16.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Reinsurance recoverables include approximately $129.7 million and $108.0 million related to LTC risk ceded to Genworth as of December 31, 2018 and 2017, respectively.

Policyholder account balances, future policy benefits and claims include $1.8 million and $2.0 million related to previously assumed reinsurance arrangements as of December 31, 2018 and 2017, respectively.

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2018	2017
Policyholder account balances
Fixed annuities(1)	$841,716	$872,166
Variable annuity fixed sub-accounts	258,617	263,980
UL/VUL insurance	189,577	190,594
IUL insurance	87,791	64,847
Other life insurance	33,605	34,384
Total policyholder account balances	1,411,306	1,425,971
Future policy benefits
Variable annuity GMWB	25,740	7,117
Variable annuity GMAB(2)	(1,895)	(7,241)
Other annuity liabilities	1,050	4,766
Fixed annuity life contingent liabilities	86,453	89,886
Life and DI insurance	72,104	71,851
LTC insurance	315,653	286,622
UL/VUL and other life insurance additional liabilities	48,873	44,407
Total future policy benefits	547,978	497,408
Policy claims and other policyholders’ funds	8,221	9,389
Total policyholder account balances, future policy benefits and claims	$1,967,505	$1,932,768

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2018 and 2017 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2018, depending on year of issue, with an average rate of approximately 4.03%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge

RiverSource Life Insurance Co. of New York

its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2018. Anticipated interest rates for DI policies ranged from 4% to 7.5% as of December 31, 2018 and for LTC policies ranged from 5.9% to 6.8% as of December 31, 2018.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.2% for DI and LTC claims, respectively, as of December 31, 2018.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2018	2017
Variable annuity	$3,868,048	$4,324,729
VUL insurance	378,190	431,262
Other insurance	725	778
Total	$4,246,963	$4,756,769

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

RiverSource Life Insurance Co. of New York

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2018				December 31, 2017
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,062,415	$2,978,772	$25,255	67	$3,340,210	$3,251,444	$367	66
Five/six-year reset	431,207	272,207	3,218	67	492,753	334,042	947	66
One-year ratchet	449,365	436,044	33,558	69	525,859	512,295	409	69
Five-year ratchet	154,088	150,031	3,816	67	190,808	186,691	83	66
Total — GMDB	$4,097,075	$3,837,054	$65,847	67	$4,549,630	$4,284,472	$1,806	66
GMIB	$11,458	$10,130	$157	69	$13,205	$12,210	$23	68
GMWB:
GMWB	$120,998	$120,625	$79	72	$157,478	$156,950	$5	71
GMWB for life	2,320,185	2,314,817	1,979	68	2,507,268	2,495,903	93	67
Total — GMWB	$2,441,183	$2,435,442	$2,058	68	$2,664,746	$2,652,853	$98	67
GMAB	$214,259	$214,006	$2,745	60	$258,510	$258,497	$11	59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2018		December 31, 2017
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$454	66	$438	65

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

RiverSource Life Insurance Co. of New York

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2016	$712	$383	$45,907	$(237)	$23,816
Incurred claims	275	8	(7,103)	(1,848)	8,949
Paid claims	(316)	—	—	—	(2,896)
Balance at December 31, 2016	671	391	38,804	(2,085)	29,869
Incurred claims	123	88	(31,687)	(5,156)	5,282
Paid claims	(2)	(200)	—	—	(478)
Balance at December 31, 2017	792	279	7,117	(7,241)	34,673
Incurred claims	154	27	18,623	5,356	12,164
Paid claims	(130)	—	—	(10)	(2,152)
Balance at December 31, 2018	$816	$306	$25,740	$(1,895)	$44,685

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2018	2017
Mutual funds:
Equity	$2,258,196	$2,602,746
Bond	1,253,246	1,390,842
Other	337,842	306,879
Total mutual funds	$3,849,284	$4,300,467

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2018, 2017 and 2016.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2018
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$907,943	$108,823	$1,016,766
Residential mortgage backed securities	—	190,252	50	190,302
Commercial mortgage backed securities	—	289,540	—	289,540
State and municipal obligations	—	143,211	—	143,211
Asset backed securities	—	49,826	—	49,826
Foreign government bonds and obligations	—	2,555	—	2,555
U.S. government and agency obligations	249	—	—	249
Total Available-for-Sale securities	249	1,583,327	108,873	1,692,449
Cash equivalents	—	131,454	—	131,454
Other assets:
Interest rate derivative contracts	—	27,177	—	27,177
Equity derivative contracts	67	41,618	—	41,685
Foreign exchange derivative contracts	—	1,582	—	1,582
Total other assets	67	70,377	—	70,444
Separate account assets at net asset value (“NAV”)				4,246,963	(1)
Total assets at fair value	$316	$1,785,158	$108,873	$6,141,310

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$31,504	$31,504
GMWB and GMAB embedded derivatives	—	—	9,642	9,642	(2)
Total policyholder account balances, future policy benefits and claims	—	—	41,146	41,146	(3)
Other liabilities:
Interest rate derivative contracts	—	12,979	—	12,979
Equity derivative contracts	2,668	50,399	—	53,067
Foreign exchange derivative contracts	130	517	—	647
Total other liabilities	2,798	63,895	—	66,693
Total liabilities at fair value	$2,798	$63,895	$41,146	$107,839

RiverSource Life Insurance Co. of New York

	December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$1,002,822	$126,680	$1,129,502
Residential mortgage backed securities	—	194,402	209	194,611
Commercial mortgage backed securities	—	281,813	—	281,813
State and municipal obligations	—	145,329	—	145,329
Asset backed securities	—	52,947	—	52,947
Foreign government bonds and obligations	—	2,791	—	2,791
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities	250	1,680,104	126,889	1,807,243
Cash equivalents	—	61,085	—	61,085
Other assets:
Interest rate derivative contracts	—	21,685	—	21,685
Equity derivative contracts	6,252	74,511	—	80,763
Foreign exchange derivative contracts	20	866	—	886
Total other assets	6,272	97,062	—	103,334
Separate account assets at NAV				4,756,769	(1)
Total assets at fair value	$6,522	$1,838,251	$126,889	$6,728,431

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$26,582	$26,582
GMWB and GMAB embedded derivatives	—	—	(12,085)	(12,085	)(4)
Total policyholder account balances, future policy benefits and claims	—	—	14,497	14,497	(5)
Other liabilities:
Interest rate derivative contracts	—	3,705	—	3,705
Equity derivative contracts	1,341	92,773	—	94,114
Foreign exchange derivative contracts	7	704	—	711
Total other liabilities	1,348	97,182	—	98,530
Total liabilities at fair value	$1,348	$97,182	$14,497	$113,027

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $30.0 million of individual contracts in a liability position and $20.4 million of individual contracts in an asset position as of December 31, 2018.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(37.7) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2018.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $20.3 million of individual contracts in a liability position and $32.4 million of individual contracts in an asset position as of December 31, 2017.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(19.9) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2017.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$126,680	$209	$126,889		$(26,582)	$12,085		$(14,497)
Total gains (losses) included in:
Net income	(105)	(1)	(106	)(1)	968 (4)	(3,023	)(5)	(2,055)
Other comprehensive income (loss)	(2,431)	4	(2,427)		—	—		—
Issues	—	—	—		(7,589)	(20,079)		(27,668)
Settlements	(15,321)	(162)	(15,483)		1,699	1,375		3,074
Transfers out of Level 3	—	—	—		—	—		—
Balance, December 31, 2018	$108,823	$50	$108,873		$(31,504)	$(9,642)		$(41,146)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2018	$(13)	$(1)	$(14	)(1)	$968 (4)	$(2,071	)(5)	$(1,103)

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)		$(44,887)
Total gains (losses) included in:
Net income	(39)	(1)	—	(40	)(1)	(3,131	)(4)	55,963	(5)	52,832
Other comprehensive income (loss)	(610)	4	—	(606)		—		—		—
Purchases	11,014	—	3,151	14,165		—		—		—
Issues	—	—	—	—		(5,875)		(18,803)		(24,678)
Settlements	(27,703)	(142)	—	(27,845)		1,422		814		2,236
Transfers out of Level 3	—	—	(3,151)	(3,151)		—		—		—
Balance, December 31, 2017	$126,680	$209	$—	$126,889		$(26,582)		$12,085		$(14,497)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2017	$(17)	$(1)	$—	$(18	)(1)	$(3,131	)(4)	$55,439	(5)	$52,308

	Available-for-Sale Securities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2016	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)	$(54,630)
Total gains (losses) included in:
Net income	(13)	(2)	(1)	(16	)(2)	(681	)(4)	31,132 (5)	30,451
Other comprehensive income (loss)	424	9	90	523		—		—	—
Purchases	6,147	—	—	6,147		—		—	—
Issues	—	—	—	—		(5,299)		(17,276)	(22,575)
Settlements	(10,703)	(205)	—	(10,908)		1,269		598	1,867
Transfers out of Level 3	—	—	(6,115)	(6,115)		—		—	—
Balance, December 31, 2016	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)	$(44,887)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2016	$(10)	$(2)	$—	$(12	)(3)	$(681	)(4)	$27,745 (5)	$27,064

(1)	Included in net investment income in the Statements of Income.
(2)	Represents a $12 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(3)	Represents an $8 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(4)	Included in interest credited to fixed accounts in the Statements of Income.
(5)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $15.2 million, $(3.5) million and $4.5 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2018, 2017 and 2016, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2018
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$108,791	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.6%	1.5%
IUL embedded derivatives	$31,504	Discounted cash flow	Nonperformance risk(1)	119		bps
GMWB and GMAB embedded derivatives	$9,642	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.4%
			Market volatility(3)	4.0%	–	16.1%
			Nonperformance risk(1)	119		bps

RiverSource Life Insurance Co. of New York

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$126,593	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$26,582	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(12,085)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds and non-agency residential mortgage backed securities. The fair value of corporate bonds and non-agency residential mortgage backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price

RiverSource Life Insurance Co. of New York

movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2018 and 2017. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2018 and 2017. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2018
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$154,957	$—	$—	$154,256	$154,256
Policy loans	49,778	—	—	47,764	47,764

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$844,758	$—	$—	$855,938	$855,938
Separate account liabilities at NAV	3,977				3,977	(1)

	December 31, 2017
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$149,365	$—	$—	$150,604	$150,604
Policy loans	48,656	—	—	46,976	46,976

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$875,278	$—	$—	$933,998	$933,998
Separate account liabilities at NAV	4,565				4,565	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

See Note 7 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefit and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities relate to investment contracts.

13.  RELATED PARTY TRANSACTIONS

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.4 million, $27.3 million and $26.8 million for the years ended December 31, 2018, 2017 and 2016, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2018, 2017 and 2016, the Company paid cash dividends or distributions of $48.0 million, $50.0 million and $50.0 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

The Company’s taxable income and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $2.5 million and $1.5 million as of December 31, 2018 and 2017, respectively.

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2018 and 2017.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative

RiverSource Life Insurance Co. of New York

rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2018 and 2017, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease to the Company’s statutory surplus of $42.7 million and $15.0 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $43.9 million, $48.6 million and $64.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2018	2017	2016

Net income, per accompanying GAAP financial statements	$51,919	$67,672	$43,972
Net income, SAP basis(1)	31,206	1,741	30,696
Difference	$20,713	$65,931	$13,276

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2018	2017

Shareholder’s equity, per accompanying GAAP financial statements	$403,977	$441,051
Capital and surplus, SAP basis(1)	264,895	269,102
Difference	$139,082	$171,949

(1)	Includes unassigned surplus of $156.0 million and $160.2 million as of December 31, 2018 and 2017, respectively.

As of December 31, 2018 and 2017, bonds carried at $249 thousand and $250 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$67,827	$—	$67,827	$(33,932)	$(32,777)	$—	$1,118
OTC cleared	2,550	—	2,550	(1,681)	—	—	869
Exchange-traded	67	—	67	(67)	—	—	—
Total derivatives	$70,444	$—	$70,444	$(35,680)	$(32,777)	$—	$1,987

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$101,453	$—	$101,453	$(70,050)	$(27,900)	$—	$3,503
OTC cleared	1,765	—	1,765	(1,259)	—	—	506
Exchange-traded	116	—	116	(66)	—	—	50
Total derivatives	$103,334	$—	$103,334	$(71,375)	$(27,900)	$—	$4,059

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$62,214	$—	$62,214	$(33,932)	$—	$(28,282)	$—
OTC cleared	1,681	—	1,681	(1,681)	—	—	—
Exchange-traded	2,798	—	2,798	(67)	—	—	2,731
Total derivatives	$66,693	$—	$66,693	$(35,680)	$—	$(28,282)	$2,731

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$97,205	$—	$97,205	$(70,050)	$(1,043)	$(23,253)	$2,859
OTC cleared	1,259	—	1,259	(1,259)	—	—	—
Exchange-traded	66	—	66	(66)	—	—	—
Total derivatives	$98,530	$—	$98,530	$(71,375)	$(1,043)	$(23,253)	$2,859

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values

RiverSource Life Insurance Co. of New York

regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2018			December 31, 2017
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,967,661	$27,177	$12,979	$2,821,161	$21,685	$3,705
Equity contracts	1,575,154	41,685	53,067	2,370,910	80,763	94,114
Foreign exchange contracts	106,929	1,582	647	78,629	886	711
Total non-designated hedges	4,649,744	70,444	66,693	5,270,700	103,334	98,530
Embedded derivatives
GMWB and GMAB(3)	N/A	—	9,642	N/A	—	(12,085)
IUL	N/A	—	31,504	N/A	—	26,582
Total embedded derivatives	N/A	—	41,146	N/A	—	14,497
Total derivatives	$4,649,744	$70,444	$107,839	$5,270,700	$103,334	$113,027
N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2018 included $30.0 million of individual contracts in a liability position and $20.4 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $20.3 million of individual contracts in a liability position and $32.4 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2018 and 2017, investment securities with a fair value of nil were received as collateral to meet contractual obligations under derivative contracts, of which nil may be sold, pledged or rehypothecated by the Company. As of both December 31, 2018 and 2017, the Company had sold, pledged, or rehypothecated nil of these securities. In addition, as of both December 31, 2018 and 2017, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

RiverSource Life Insurance Co. of New York

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2018
Interest rate contracts	$—	$(17,045)
Equity contracts	(2,092)	16,665
Foreign exchange contracts	—	1,612
GMWB and GMAB embedded derivatives	—	(21,738)
IUL embedded derivatives	2,667	—
Total gain (loss)	575	(20,506)
Year Ended December 31, 2017
Interest rate contracts	—	2,256
Equity contracts	2,754	(49,205)
Foreign exchange contracts	—	(3,256)
GMWB and GMAB embedded derivatives	—	37,974
IUL embedded derivatives	(1,709)	—
Total gain (loss)	1,045	(12,231)
Year Ended December 31, 2016
Interest rate contracts	—	3,659
Equity contracts	737	(52,593)
Foreign exchange contracts	—	1,121
GMWB and GMAB embedded derivatives	—	14,454
IUL embedded derivatives	588	—
Total gain (loss)	$1,325	$(33,359)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2018:

(in thousands)	Premiums Payable	Premiums Receivable
2019	$17,559	$—
2020	7,824	—
2021	16,900	—
2022	1,390	—
2023	576	—
2024-2025	503	—
Total	$44,752	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings.

RiverSource Life Insurance Co. of New York

As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options and futures contracts.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2018 and 2017, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $26.5 million and $26.9 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2018 and 2017 was $26.5 million and $24.3 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2018 and 2017 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $2.6 million, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the amounts related to each component of unrealized gains (losses) on securities in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2016			$28,877
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$28,318	$(9,913)	18,405
Reclassification of net (gains) losses on securities included in net income(2)	(1,175)	411	(764)
Impact of other adjustments	(19,139)	6,700	(12,439)
Total other comprehensive income (loss)	8,004	(2,802)	5,202
Balance of AOCI at December 31, 2016			34,079	(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	14,923	(4,333)	10,590
Reclassification of net (gains) losses on securities included in net income(2)	(2,880)	1,008	(1,872)
Impact of other adjustments	(2,735)	501	(2,234)
Total other comprehensive income (loss)	9,308	(2,824)	6,484
Balance of AOCI at December 31, 2017			40,563	(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	(69,710)	14,639	(55,071)
Reclassification of net (gains) on securities losses included in net income(2)	(566)	119	(447)
Impact of other adjustments	18,386	(3,861)	14,525
Total other comprehensive income (loss)	$(51,890)	$10,897	(40,993)
Balance of AOCI at December 31, 2018			$(430	)(3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $2 thousand, $1 thousand and $(238) thousand, respectively, of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of December 31, 2018, 2017 and 2016, respectively.

RiverSource Life Insurance Co. of New York

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Current income tax
Federal	$8,301	$12,562	$15,083
State	15	263	180
Total current income tax	8,316	12,825	15,263
Deferred federal income tax	(460)	6,137	(4,851)
Total income tax provision	$7,856	$18,962	$10,412

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 included a benefit of $2.3 million due to the enactment of the Tax Act. The $2.3 million benefit included a $2.2 million benefit for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $129 thousand benefit for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% for 2018 and 35% for 2017 and 2016 were as follows:

	Years Ended December 31,
	2018	2017	2016
Tax at U.S. statutory rate	21.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(3.8)	(8.6)	(14.4)
Impact of Tax Act	—	(2.7)	—
Foreign tax credit, net of addback	(2.5)	(1.8)	(3.0)
Taxes applicable to prior years	(1.2)	—	—
Other	(0.4)	—	1.4
Income tax provision	13.1%	21.9%	19.0%

The decrease in the effective tax rate for the year ended December 31, 2018 compared to 2017 was primarily due to a lower statutory rate along with a decrease in pretax income and increased foreign tax credits offset by lower levels of dividend received deduction and a $2.3 million benefit in 2017 due to provisions of the Tax Act. The increase in the effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a lower dividend received deduction partially offset by a $2.3 million benefit in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax liabilities and remeasurement of tax contingencies.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2018 and 2017. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2018	2017
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$35,063	$29,480
Investment related	4,377	8,727
Deferred compensation	—	652
Other	275	120
Gross deferred income tax assets	39,715	38,979
Deferred income tax liabilities
Deferred acquisition costs	27,598	26,734
Net unrealized gains on Available-for Sale securities	2,068	12,965
DSIC	2,464	2,888
Other	21	186
Gross deferred income tax liabilities	32,151	42,773
Net deferred income tax assets (liabilities)	$7,564	$(3,794)

RiverSource Life Insurance Co. of New York

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of both December 31, 2018 and 2017.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2018	2017	2016
Balance at January 1	$504	$3,048	$4,325
Additions based on tax positions related to the current year	55	186	197
Additions for tax positions of prior years	14	5	1,973
Reductions for tax positions of prior years	—	(2,735)	(3,447)
Balance at December 31	$573	$504	$3,048

If recognized, approximately $180 thousand, $166 thousand and $116 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2018, 2017 and 2016, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $500 thousand to $600 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $18 thousand and a net decrease of $417 thousand and $2.2 million in interest and penalties for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, the Company had a payable of $32 thousand and $14 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the first quarter of 2018, Ameriprise Financial received cash settlements for final resolution of the 2008 through 2010 IRS audits. In the third quarter of 2018, Ameriprise Financial reached an agreement with IRS appeals to resolve the 2012 and 2013 audits. Accordingly, Ameriprise Financial’s IRS audits are effectively settled through 2013. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2014 and 2015. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2009 through 2017.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2018 and 2017, the Company’s funding commitments for commercial mortgage loan commitments was $692 thousand and $2.8 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2018, these guarantees range from 1% to 5%.

Contingencies

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of December 31, 2017, the Company had a $1.1 million liability for estimated guaranty fund assessments and a related $893 thousand premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). As of December 31, 2018, the Company does not expect to receive further assessments related to ELNY, so the reserve and related tax asset were reduced to nil.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any

RiverSource Life Insurance Co. of New York

of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2019 RiverSource Life Insurance Company. All rights reserved.

S-6471 CF (4/19)